MFS(R) Mutual Funds
ANNUAL REPORT 3/31/03

MFS(R) MUNICIPAL SERIES TRUST
For the States of: Mississippi,
New York, North Carolina,
Pennsylvania, South Carolina,
Tennessee, Virginia, and West Virginia

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MUNICIPAL SERIES TRUST

PROVIDING INCOME EXEMPT FROM FEDERAL AND STATE INCOME TAXES

The funds provide double tax-free income (income that is exempt from federal and state taxes) for in state residents. Management seeks to drive performance through sector/security selection and quantitative analysis of the yield curve. The portfolios generally invest in high-grade municipal securities (BBB or higher).

The investment objective of each fund is to seek current income exempt from federal income taxes and personal income tax, if any, of the state to which its name refers.

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN                          1
---------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                        2
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MFS ORIGINAL RESEARCH(R)                          3
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MANAGEMENT REVIEW AND OUTLOOK                     4
---------------------------------------------------
PERFORMANCE SUMMARY                               6
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PORTFOLIO OF INVESTMENTS                         15
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FINANCIAL STATEMENTS                             54
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NOTES TO FINANCIAL STATEMENTS                    83
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INDEPENDENT AUDITORS' REPORT                     96
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TRUSTEES AND OFFICERS                            97
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS      98
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MFS PRIVACY POLICY                               99
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FEDERAL TAX INFORMATION                          99
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CONTACT INFORMATION                             100
---------------------------------------------------
ASSET ALLOCATION                                101

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
--------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o  setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o  revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

*Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock
 Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

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MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

Which means, when you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
--------------------------------------------------------------------------------

MUNICIPAL BONDS BENEFITED AS STOCKS RETREATED

The municipal bond market overall posted solid gains during the 12 months ended March 31, 2003, while stock prices continued to remain under pressure. Bond prices benefited from declining interest rates, as inflation remained tame and the economic recovery continued to be weak. Over the course of the period, ongoing stock market volatility, the heightened level of geopolitical risk in general, and more specifically, the expectation of war with Iraq also triggered a "flight to quality." Investors flocked to high-quality assets such as Treasuries, mortgage-backed bonds, and municipal bonds, which typically have been less volatile than corporate issues in times of crisis.

CONTRIBUTORS TO FUND PERFORMANCE

The two major contributors to performance, relative to the funds' Lipper peer groups, were positioning on the yield curve and credit quality. Although performance was positive across all areas of the yield curve, the best performance occurred toward the short and intermediate parts of the curve as short-term rates fell more than long-term rates. In general, the funds benefited from being overweighted, relative to their Lipper peer groups, in the shorter 10- to 20-year area of the curve and being underweighted in the longest (30-year) area.

In general, the funds also benefited from their higher average credit quality, relative to their peers. As mentioned earlier, the weak economy and war worries led investors to favor issues with higher credit ratings. In the municipal area in particular, budget deficits at the state and local level weighed heavily on general obligation bonds, causing spreads on some general obligation bonds to widen as credit ratings declined. In that environment, the funds' general overweighting in "AAA"-rated and insured bonds and underweighting in general obligation debt, relative to their Lipper peers, helped performance.

 -----------------------------------------------------------------------------

 "THE TWO MAJOR CONTRIBUTORS TO PERFORMANCE, RELATIVE TO THE FUNDS" LIPPER PEER GROUPS, WERE POSITIONING ON THE YIELD CURVE AND CREDIT QUALITY."
 -----------------------------------------------------------------------------

Looking ahead at the end of the period, it appears to us that state and local budget difficulties have started to drive up interest rates on general obligation (GO) bonds - which could make these investments more attractive in the coming period and potentially lead us to increase the funds' allocations to GO debt.

DETRACTORS FROM PERFORMANCE

Over the period, the key detractor from performance relative to the funds' benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), was positioning on the yield curve. In general, holdings in housing and health care bonds also detracted from relative performance.

While state-specific municipal bond funds, like MFS state funds, are largely "long" bond funds that emphasize bonds with longer maturities, the Lehman Index is more equally weighted in all areas of the yield curve. The best performance over the period occurred in the shortest areas of the curve, and that factor benefited the Lehman Index more than the funds.

On a relative basis, housing bonds delivered weak performance over the period, as record low interest rates led to a surge in bond prepayments from homeowners refinancing their mortgages. Prepayments hurt the performance of housing bonds because the risk of prepayment dampened the price appreciation potential.

Furthermore, housing bond holders were forced to reinvest their proceeds from prepaid bonds at lower prevailing interest rates. While our housing issues detracted from performance over the short term, we continue to think this sector offers long-term opportunity, largely because housing issues have tended to deliver higher yields with less volatility than some other sectors.

Health care is an area that we have favored for some time, as we felt the sector offered attractive yields. In the latter half of the period, however, budget issues at both the federal and state levels began to put pressure on bonds issued by hospitals and other health care facilities. While we believe the sector still offers attractive yields, we see the potential to trim health care exposure in the funds during coming periods.

TOBACCO BONDS IN THE NEWS

Toward the end of the period, municipal "tobacco bonds" became a headline issue in the media. These securities are state bonds backed by income from the 1998 Master Settlement Agreement (MSA), in which tobacco companies agreed to a stream of payments to 46 states in return for the states dropping smoking-related class action lawsuits. In March, a different lawsuit raised questions about Philip Morris USA's ability to make its April 2003 MSA payment, and state tobacco bonds declined on the news.

Our exposure to MSA-backed bonds was relatively small, at around 0.6% for most MFS state municipal funds, so returns for the funds were not strongly affected. In addition, a key legal issue was resolved in mid-April, after the period ended, and Philip Morris USA made the required April 15 payments to the states.

/s/ Michael L. Dawson

    Michael L. Dawson
    Portfolio Manager

/s/ Geoffrey L. Schechter

    Geoffrey L. Schechter
    Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 3/31/2003     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The following information illustrates the historical performance of each fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a broad measure of the municipal bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                 MFS Mississippi     Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,344             10,992
            "3/97"                   11,753             12,563
            "3/99"                   13,781             14,771
            "3/01"                   15,074             16,371
            "3/03"                   17,072             18,676

TOTAL RETURNS

Average annual
without sales
   charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A            8/6/1992           9.48%       7.61%      5.52%      6.01%
------------------------------------------------------------------------------
       B            9/7/1993           8.67%       6.78%      4.70%      5.18%

Average annual
  with sales
    charge

       A                              4.28%       5.88%      4.50%      5.49%
------------------------------------------------------------------------------
       B                              4.67%       5.89%      4.37%      5.18%

 Cumulative
without sales
   charge

       A                              9.48%      24.61%     30.84%     79.24%
------------------------------------------------------------------------------
       B                              8.67%      21.74%     25.83%     65.77%

Comparative indices

 Average annual

Average other state municipal
debt fund(1)                           7.68%       6.72%      4.56%      5.43%
------------------------------------------------------------------------------

Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%

(1)       Source: Lipper Inc.
(2)       Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003      MFS(R) NEW YORK MUNICIPAL BOND FUND
------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                  MFS New York     Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,323             10,992
            "3/97"                   11,559             12,563
            "3/99"                   13,563             14,771
            "3/01"                   14,862             16,371
            "3/03"                   16,872             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A            6/6/1988          10.05%       7.93%      5.52%      5.88%
------------------------------------------------------------------------------
       B            9/7/1993           8.96%       7.04%      4.68%      5.07%
------------------------------------------------------------------------------
       C           12/11/2000          9.14%       7.26%      5.12%      5.68%

  Average annual
with sales charge

       A                               4.82%       6.20%      4.49%      5.37%
------------------------------------------------------------------------------
       B                               4.96%       6.16%      4.34%      5.07%
------------------------------------------------------------------------------
       C                               8.14%       7.26%      5.12%      5.68%

Cumulative without
  sales charge

       A                              10.05%      25.74%     30.80%     77.14%
------------------------------------------------------------------------------
       B                               8.96%      22.65%     25.69%     63.99%
------------------------------------------------------------------------------
       C                               9.14%      23.39%     28.36%     73.83%

Comparative indices

 Average annual

Average New York municipal debt
fund(1)                                8.23%       7.23%      4.83%      5.52%
------------------------------------------------------------------------------

Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003 MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                               MFS North Carolina   Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,215             10,992
            "3/97"                   11,439             12,563
            "3/99"                   13,225             14,771
            "3/01"                   14,330             16,371
            "3/03"                   16,206             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A           10/31/1984          9.71%       7.61%      5.12%      5.46%
------------------------------------------------------------------------------
       B            9/7/1993           9.01%       6.89%      4.43%      4.77%
------------------------------------------------------------------------------
       C            1/3/1994           9.01%       6.89%      4.43%      4.81%

 Average annual
with sales charge

       A                               4.50%       5.88%      4.10%      4.95%
------------------------------------------------------------------------------
       B                               5.01%       6.01%      4.09%      4.77%
------------------------------------------------------------------------------
       C                               8.01%       6.89%      4.43%      4.81%

Cumulative without
  sales charge

       A                               9.71%      24.62%     28.37%     70.14%
------------------------------------------------------------------------------
       B                               9.01%      22.13%     24.20%     59.39%
------------------------------------------------------------------------------
       C                               9.01%      22.13%     24.19%     59.92%

Comparative indices

Average annual

Average North Carolina municipal
debt fund(1)                           8.92%       7.22%      4.83%      5.47%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                MFS Pennsylvania    Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,545             10,992
            "3/97"                   11,794             12,563
            "3/99"                   13,938             14,771
            "3/01"                   15,381             16,371
            "3/03"                   17,588             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A            2/1/1993          10.12%       8.22%      5.96%      6.33%
------------------------------------------------------------------------------
       B            9/7/1993           9.21%       7.33%      5.10%      5.49%

 Average annual
with sales charge

       A                               4.89%       6.48%      4.93%      5.81%
------------------------------------------------------------------------------
       B                               5.21%       6.45%      4.77%      5.49%

Cumulative without
  sales charge

       A                              10.12%      26.76%     33.57%     84.65%
------------------------------------------------------------------------------
       B                               9.21%      23.63%     28.21%     70.70%

Comparative indices

 Average annual

Average Pennsylvania municipal
debt fund(1)                           8.55%       7.09%      4.59%      5.57%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003 MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                               MFS South Carolina   Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,345             10,992
            "3/97"                   11,475             12,563
            "3/99"                   13,243             14,771
            "3/01"                   14,271             16,371
            "3/03"                   16,203             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A           10/31/1984          9.51%       7.78%      5.00%      5.46%
------------------------------------------------------------------------------
       B            9/7/1993           8.81%       7.05%      4.31%      4.77%

 Average annual
with sales charge

       A                               4.31%       6.04%      3.99%      4.94%
------------------------------------------------------------------------------
       B                               4.81%       6.17%      3.97%      4.77%

Cumulative without
  sales charge

       A                               9.51%      25.19%     27.64%     70.11%
------------------------------------------------------------------------------
       B                               8.81%      22.69%     23.49%     59.37%

Comparative indices

 Average annual

Average South Carolina municipal
debt fund(1)                          8.18%       7.06%      4.61%      5.18%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/2003 MFS(R) TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                  MFS Tennessee     Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,334             10,992
            "3/97"                   11,516             12,563
            "3/99"                   13,409             14,771
            "3/01"                   14,475             16,371
            "3/03"                   16,358             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A            8/12/1988          9.34%       7.48%      5.04%      5.56%
------------------------------------------------------------------------------
       B            9/7/1993           8.64%       6.79%      4.34%      4.87%

 Average annual
with sales charge

       A                               4.15%       5.75%      4.02%      5.04%
------------------------------------------------------------------------------
       B                               4.64%       5.91%      4.00%      4.87%

Cumulative without
  sales charge

       A                               9.34%      24.17%     27.85%     71.74%
------------------------------------------------------------------------------
       B                               8.64%      21.79%     23.68%     60.86%

Comparative
indices

 Average annual

Average Tennessee municipal debt
fund(1)                                9.02%       7.18%      4.90%      5.41%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%

(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/2003 MFS(R) VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                  MFS Virginia      Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,164             10,992
            "3/97"                   11,256             12,563
            "3/99"                   13,003             14,771
            "3/01"                   14,090             16,371
            "3/03"                   15,813             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

       A           10/31/1984          9.10%       7.13%      4.95%      5.20%
------------------------------------------------------------------------------
       B            9/7/1993           8.40%       6.41%      4.26%      4.52%
------------------------------------------------------------------------------
       C            1/3/1994           8.49%       6.44%      4.27%      4.56%

  Average annual
with sales charge

       A                               3.92%       5.40%      3.94%      4.69%
------------------------------------------------------------------------------
       B                               4.40%       5.52%      3.92%      4.52%
------------------------------------------------------------------------------
       C                               7.49%       6.44%      4.27%      4.56%

Cumulative without
  sales charge

       A                               9.10%      22.95%     27.34%     66.01%
------------------------------------------------------------------------------
       B                               8.40%      20.49%     23.20%     55.54%
------------------------------------------------------------------------------
       C                               8.49%      20.58%     23.28%     56.12%

Comparative indices

 Average  annual

Average Virginia municipal
debt fund(1)                           8.24%       6.86%      4.70%      5.57%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%

(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/2003 MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                MFS West Virginia   Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,326             10,992
            "3/97"                   11,578             12,563
            "3/99"                   13,268             14,771
            "3/01"                   13,324             16,371
            "3/03"                   16,212             18,676

TOTAL RETURNS

   Average annual
without sales charge

  Share class    Inception date      1-yr        3-yr       5-yr       10-yr

       A           10/31/1984          9.04%       7.59%      5.06%      5.46%
------------------------------------------------------------------------------
       B            9/7/1993           8.34%       6.90%      4.36%      4.78%

 Average annual
with sales charge

       A                               3.86%       5.86%      4.04%      4.95%
------------------------------------------------------------------------------
       B                               4.34%       6.01%      4.02%      4.78%

Cumulative without
  sales charge

       A                               9.04%      24.54%     27.97%     70.20%
------------------------------------------------------------------------------
       B                               8.34%      22.15%     23.79%     59.43%

Comparative indices

 Average annual

Average other state municipal
debt fund(1)                           7.68%       6.72%      4.56%      5.43%
------------------------------------------------------------------------------

Lehman Brothers Municipal Bond
Index(2)                               9.89%       8.16%      6.07%      6.45%

(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For those funds listed above that offer Class C shares, Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes initially offered after Class A shares includes the performance of the funds' Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolios invest in a limited number of companies a change in one security's value may have a more significant effect on the portfolios' value.

A small portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

By concentrating in one state, each portfolio is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 3/31/03 MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 96.3%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 9.9%      Hinds County, MS, MBIA, 6.25s, 2010                                          $1,660       $1,950,433
----------------------------------------------------------------------------------------------------------------------------------
                            Hinds County, MS, MBIA, 6.25s, 2011                                           1,285        1,521,800
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Jackson,
                            Mississippi) FSA, 5.25s, 2018                                                   600          666,402
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Jackson,
                            Mississippi) FSA, 5.25s, 2019                                                 1,260        1,386,088
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Jackson,
                            Mississippi) FSA, 5.25s, 2020                                                   620          677,710
----------------------------------------------------------------------------------------------------------------------------------
                            Rankin County, MS, School District, MBIA, 5.5s, 2014                          1,090        1,239,341
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, "A", 5.1s, 2011                                           430          480,585
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, "A", 5.375s, 2011                                         800          910,840
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, "A", 5.25s, 2022                                        1,000        1,090,160
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,923,359
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 12.2%         Commonwealth of Puerto Rico, FGIC, 13.05s, 2016(2)                           $3,110       $4,116,645
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s, 2017(2)(4)            750          906,555
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, 5s, 2008                                                1,000        1,120,940
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, 6.75s, 2014(3)                                          1,800        1,964,718
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, 6s, 2018(3)                                             1,000        1,187,700
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, Capital Improvement, 5.5s, 2015(3)                        750          867,975
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, Capital Improvement, 5.25s, 2017                        2,000        2,155,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,319,933
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 6.2%              Biloxi, MS, Public School District, MBIA, 5s, 2021                           $1,000       $1,027,950
----------------------------------------------------------------------------------------------------------------------------------
                            Hinds County, MS, Michigan School District, FSA, 5s, 2018                     1,200        1,262,904
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson, MS, Public School District, AMBAC, 5.75s, 2017                       1,000        1,126,970
----------------------------------------------------------------------------------------------------------------------------------
                            Madison County, MS, Mississippi School District, FSA, 5s, 2016                1,105        1,180,416
----------------------------------------------------------------------------------------------------------------------------------
                            Madison County, MS, Public School District, MBIA, 5.875s, 2016                1,500        1,697,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,295,640
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health
Hospitals - 16.1%           Center) AMBAC, 5.75s, 2013                                                   $1,000       $1,094,610
----------------------------------------------------------------------------------------------------------------------------------
                            Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional
                            Health Center), 5.5s, 2021                                                      670          644,969
----------------------------------------------------------------------------------------------------------------------------------
                            Gulfport, MS, Hospital Facilities (Memorial Hospital) MBIA, 6.125s, 2015      2,250        2,410,560
----------------------------------------------------------------------------------------------------------------------------------
                            Gulfport, MS, Hospital Facilities (Memorial Hospital) MBIA, 6.2s, 2018        1,000        1,072,280
----------------------------------------------------------------------------------------------------------------------------------
                            Gulfport, MS, Hospital Facilities (Memorial Hospital), 5.75s, 2031            1,000        1,015,120
----------------------------------------------------------------------------------------------------------------------------------
                            Hinds County, MS, Hospital Rev. (Methodist Hospital &
                            Rehabilitation Center) AMBAC, 5.6s, 2012                                      2,335        2,652,140
----------------------------------------------------------------------------------------------------------------------------------
                            Jones County, MS, Hospital Rev. (South Central Regional Medical
                            Center), 5.5s, 2017                                                           1,000          984,560
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Adams County
                            Hospital) FSA, 5.75s, 2016                                                    1,000        1,095,070
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Hospital Equipment & Facilities Authority Rev.
                            (Baptist) MBIA, 6.5s, 2010                                                    1,190        1,313,510
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Hospital Equipment & Facilities Authority Rev.
                            (Baptist) MBIA, 6s, 2013                                                        750          820,275
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest
                            County General Hospital) FSA, 5.625s, 2020                                    1,000        1,088,220
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Hospital Equipment & Facilities Authority Rev. (Rush
                            Medical Foundation) CONNIE LEE, 6.7s, 2018                                    2,000        2,029,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,220,714
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.),
Paper - 2.9%                5.8s, 2021                                                                     $500         $489,305
----------------------------------------------------------------------------------------------------------------------------------
                            Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
                            (Weyerhauser Co.), 6.8s, 2022                                                 1,250        1,427,275
----------------------------------------------------------------------------------------------------------------------------------
                            Warren County, MS, Pollution Control Rev. (International Paper
                            Co.), 6.6s, 2019                                                              1,000        1,026,870
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,943,450
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &             Mississippi Development Bank Special Obligation, "A" (Diamond Lakes
Tourism - 1.2%              Utilities), 6.25s, 2017                                                      $1,250       $1,252,137
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Gulfport, MS, Community Development Urban Renewal Rev. (Oakview
Revenue - 3.9%              Apartments) FNMA, 7.4s, 2025                                                 $1,755       $1,808,352
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson, MS, Elderly Housing Corp., Mortgage Rev. (Delhaven Manor)
                            FHA, 7.375s, 2024                                                             1,870        1,870,711
----------------------------------------------------------------------------------------------------------------------------------
                            Ridgeland, MS, Urban Renewal, Multifamily Housing Rev. (Northbrook
                            I & III Apartments), 6.15s, 2019(1)                                             300          208,116
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,887,179
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 10.5%     Mississippi Home Corp. Rev., Single Family Rev., "C", 0s, 2013               $4,920       $3,198,344
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.5s, 2024        1,750        1,798,265
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625s, 2027        950          986,243
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55s, 2027         634          674,354
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3s, 2031          420          431,823
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA,
                            6.95s, 2031                                                                     990        1,088,257
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5s, 2032        495          538,882
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA,
                            6.375s, 2032                                                                    725          794,013
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA,
                            6.45s, 2033                                                                   1,000        1,088,410
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,598,591
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%  Mississippi Business Finance Corp., Solid Waste Disposal Rev.
                            (Waste Management, Inc.), 4.65s, 2027                                          $400         $404,940
----------------------------------------------------------------------------------------------------------------------------------
State and Local             Hinds Community College, Conference and Training Center,
Appropriation - 9.9%        6.5s, 2014(3)                                                                $1,320       $1,417,192
----------------------------------------------------------------------------------------------------------------------------------
                            Lamar County, MS, MBIA, 5.1s, 2021                                              430          446,886
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, Mississippi
                            Limited Tax Hospital Rev., 5.1s, 2020                                         1,000        1,021,100
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, Refunding
                            Correctional Facility Project, "A", 5.125s, 2025                              1,000        1,043,210
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Horn Lake
                            Recreation Facilities Project) AMBAC, 4.875s, 2018                              495          515,889
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Southhaven, MS,
                            Recreation Facilities), 5.875s, 2014                                            375          410,794
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation (Southhaven, MS,
                            Recreation Facilities), 6.2s, 2020                                              400          433,568
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013(2)(4)               500          647,720
----------------------------------------------------------------------------------------------------------------------------------
                            State of Mississippi, Certificates of Participation (Rehabilitation
                            Services), 6.1s, 2014                                                         1,990        2,008,766
----------------------------------------------------------------------------------------------------------------------------------
                            Walnut, MS, Correctional Authority, AMBAC, 6s, 2019                           1,750        2,018,362
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,963,487
----------------------------------------------------------------------------------------------------------------------------------
Tax - 1.7%                  Mississippi Development Bank Special Obligation (Natchez
                            Mississippi Convention Center) AMBAC, 6s, 2021                                 $750         $859,275
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, "A" (Tupelo
                            Fairgrounds) AMBAC, 5s, 2017                                                    785          827,351
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,686,626
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                            $500         $459,285
----------------------------------------------------------------------------------------------------------------------------------
                            Guam Economic Development Authority, 5.5s, 2041                                 350          320,033
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $779,318
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    Mississippi Development Bank Special Obligation, Madison County,
Tax - 1.2%                  Road & Bridge Project, AMBAC, 5.1s, 2019                                     $1,175       $1,240,271
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Jackson State University Educational Building Corp., Student
6.4%                        Recreation Center, AMBAC, 5.125s, 2027                                         $750         $768,465
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi University Educational Building Corp. Rev., "B"
                            (University of Mississippi Medical Center), AMBAC, 5.5s, 2023                 1,000        1,096,710
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi University Educational Building Corp., AMBAC, 5.5s, 2016          1,000        1,107,030
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi University Educational Building Corp., AMBAC, 5s, 2021              250          256,875
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Valley State University Educational Building Corp.,
                            MBIA, 5.5s, 2021                                                                890          956,572
----------------------------------------------------------------------------------------------------------------------------------
                            University of Mississippi, Educational Building Corp. (Athletic
                            Facilities), 6.2s, 2016                                                       1,000        1,154,830
----------------------------------------------------------------------------------------------------------------------------------
                            University of Mississippi, Educational Building Corp. (Performing
                            Arts Center) AMBAC, 5.25s, 2018                                               1,000        1,057,080
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,397,562
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor        Warren County, MS, Pollution Control Rev. (Mississippi Power &
Owned - 2.3%                Light), 7s, 2022                                                             $1,000       $1,034,750
----------------------------------------------------------------------------------------------------------------------------------
                            Washington County, MS, Pollution Control Rev. (Mississippi Power &
                            Light), 7s, 2022                                                              1,230        1,272,742
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,307,492
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 1.3%                Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2013(2)(4)                  $1,000       $1,190,780
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, Power Rev., FSA, 5.25s, 2015               80           87,430
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,278,210
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 1.1%    Mississippi Development Bank Special Obligation (Okolona Electric
                            System), 5.2s, 2016                                                          $1,010       $1,078,438
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 8.3%              Gulfport, MS, Water & Sewer Rev., 5.625s, 2024                                 $500         $546,130
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25s, 2017                      420          444,990
----------------------------------------------------------------------------------------------------------------------------------
                            Meridian, MS, Water & Sewer Rev., AMBAC, 6.2s, 2012                             650          698,243
----------------------------------------------------------------------------------------------------------------------------------
                            Meridian, MS, Water & Sewer Rev., AMBAC, 6.2s, 2013                             400          429,688
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, Comb Water Sewer &
                            Solid Waste, FSA, 5.25s, 2021                                                 1,270        1,355,814
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, Comb Water Sewer &
                            Solid Waste, FSA, 5.05s, 2027                                                 1,610        1,661,423
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, Gulfport Water &
                            Sewer Project, "A", FGIC, 5.25s, 2027                                         2,000        2,083,640
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi Development Bank Special Obligation, Wastewater & Solid
                            Waste Management, "A", FSA, 5.375s, 2017                                      1,000        1,092,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,312,428
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $90,880,045)                                                                 $96,889,775
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (ExxonMobil
                            Corp.), due 04/01/03                                                           $100         $100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control (Chevron USA, Inc.), due 04/01/03       2,390        2,390,000
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, due 04/02/03                           100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, "A-4", due 04/01/03                                          700          700,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                    100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY (Chevron USA, Inc.), Pollution Control Rev.,
                            due 04/01/03                                                                    100          100,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $3,590,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $94,470,045)                                                                    $100,479,775
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                                                    143,788
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $100,623,563
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 3/31/03 MFS(R) NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 97.3%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 1.5%              Port Authority NY & NJ, Special Obligation Rev., MBIA, 5.5s, 2018            $1,500       $1,598,580
----------------------------------------------------------------------------------------------------------------------------------
                            Port Authority NY & NJ, Special Obligation Rev. (JFK
                            International), MBIA, 6.25s, 2015                                             1,000        1,145,320
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,743,900
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 10.2%     Huntington, NY, FGIC, 5.5s, 2013                                             $1,000       $1,039,580
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 7.2s, 2004(3)                                                   1,000        1,092,060
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 7.3s, 2004(3)                                                     880          962,843
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 7.3s, 2004(3)                                                   5,000        5,467,050
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 7.375s, 2004(3)                                                 1,600        1,752,240
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 5.5s, 2015                                                      1,000        1,065,120
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 5.375s, 2017                                                    1,250        1,305,950
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, 6s, 2019                                                        1,000        1,093,260
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, FGIC, 5.5s, 2026                                                2,100        2,225,454
----------------------------------------------------------------------------------------------------------------------------------
                            Niagara Falls, NY, FGIC, 5.5s, 2008                                           1,025        1,053,628
----------------------------------------------------------------------------------------------------------------------------------
                            State of New York, 5.7s, 2005(3)                                              1,000        1,094,400
----------------------------------------------------------------------------------------------------------------------------------
                            State of New York, AMBAC, 6s, 2004(3)                                         1,000        1,078,980
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $19,230,565
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.6%          Commonwealth of Puerto Rico, ROLs, XLCA, 8.05s, 2017(2)(4)                   $1,350       $1,763,883
----------------------------------------------------------------------------------------------------------------------------------
                            Erie County, NY, Public Improvement, FGIC, 5s, 2016                           1,000        1,074,880
----------------------------------------------------------------------------------------------------------------------------------
                            Erie County, NY, Public Improvement, FGIC, 5s, 2019                             140          146,635
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,985,398
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 6.5%              East Bloomfield, NY, Central School District, FGIC, 5s, 2015                   $720         $778,054
----------------------------------------------------------------------------------------------------------------------------------
                            Genesee Valley Central School District, NY (Angelica Belmont),
                            FGIC, 5.25s, 2028                                                             1,720        1,809,492
----------------------------------------------------------------------------------------------------------------------------------
                            North Babylon, NY, Union Free School District, FGIC, 5.5s, 2018               2,415        2,656,596
----------------------------------------------------------------------------------------------------------------------------------
                            Panama, NY, Central School District, FGIC, 5s, 2017                             540          574,949
----------------------------------------------------------------------------------------------------------------------------------
                            Panama, NY, Central School District, FGIC, 5s, 2018                             570          603,305
----------------------------------------------------------------------------------------------------------------------------------
                            Port Byron, NY, Central School District, AMBAC, 7.4s, 2012(3)                   500          645,200
----------------------------------------------------------------------------------------------------------------------------------
                            Port Byron, NY, Central School District, AMBAC, 7.4s, 2013(3)                   500          651,355
----------------------------------------------------------------------------------------------------------------------------------
                            Port Byron, NY, Central School District, AMBAC, 7.4s, 2014(3)                   500          661,205
----------------------------------------------------------------------------------------------------------------------------------
                            Port Byron, NY, Central School District, AMBAC, 7.4s, 2015(3)                   500          670,845
----------------------------------------------------------------------------------------------------------------------------------
                            Red Hook, NY, Central School District, FSA, 5.125s, 2018                        685          732,580
----------------------------------------------------------------------------------------------------------------------------------
                            Rome, NY, City School District, FSA, 5.5s, 2019                               1,000        1,086,430
----------------------------------------------------------------------------------------------------------------------------------
                            Washingtonville, NY, Central School District, FGIC, 7.35s, 2008                 550          675,582
----------------------------------------------------------------------------------------------------------------------------------
                            Washingtonville, NY, Central School District, FGIC, 7.35s, 2009                 550          685,481
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,231,074
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Albany, NY, Industrial Development Agency, Civic Facility Rev.,
Hospitals - 7.1%            8.25s, 2004                                                                    $615         $616,433
----------------------------------------------------------------------------------------------------------------------------------
                            Chautauqua County, NY, Industrial Development Agency, Civic
                            Facility Rev. (Woman's Christian Assn.), 6.35s, 2017                            190          189,151
----------------------------------------------------------------------------------------------------------------------------------
                            Chautauqua County, NY, Industrial Development Agency, Civic
                            Facility Rev. (Woman's Christian Assn.), 6.4s, 2029                             490          469,410
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, NY, Industrial Development Agency, Civic Facility
                            Rev. (Nathan Littauer Hospital), 5.75s, 2009                                    750          733,238
----------------------------------------------------------------------------------------------------------------------------------
                            Nassua County, NY, Health Systems Rev. (Nassua County), FSA, 6s, 2014         1,000        1,168,640
----------------------------------------------------------------------------------------------------------------------------------
                            Nassau County, NY, Industrial Development Agency, Civic Facility
                            Rev. (North Shore Health Systems), 5.625s, 2010                                 500          505,025
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Health & Hospital Corp. Rev., 5.25s, 2017                    760          780,999
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Health & Hospital Corp. Rev., FSA, 5.5s, 2015              1,000        1,114,490
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Industrial Development Agency, Civic Facility
                            Rev. (Staten Island University Hospital), 6.375s, 2031                          500          511,135
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority Rev. (Montefiore Medical Center),
                            AMBAC, 5.25s, 2019                                                              985        1,048,798
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority Rev. (St. Vincent's Hospital), FHA,
                            7.375s, 2011                                                                  1,480        1,506,092
----------------------------------------------------------------------------------------------------------------------------------
                            New York Medical Care Facilities Finance Agency Rev., Mental Health
                            Services (Huntington Hospital Mortgage), 6.5s, 2004(3)                        1,250        1,378,388
----------------------------------------------------------------------------------------------------------------------------------
                            New York Medical Care Facilities Finance Agency Rev. (Montefiore
                            Medical Center), AMBAC, 6.5s, 2005(3)                                         1,550        1,728,699
----------------------------------------------------------------------------------------------------------------------------------
                            Suffolk County, NY, Civic Facility Rev. (Huntington Hospital
                            Project), 5.875s, 2032                                                        1,000        1,005,820
----------------------------------------------------------------------------------------------------------------------------------
                            Yonkers, NY, Industrial Development Agency, Civic Facility Rev.
                            (St. John's Riverside Hospital), 7.125s, 2031                                   500          513,495
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $13,269,813
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%       Nassau County, NY, Industrial Development Agency, Civic Facility
                            Rev. (Special Needs Facility), 6.5s, 2017                                      $205         $207,575
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Onondaga County, NY, Industrial Development Agency, Sewer
Other - 0.6%                Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75s, 2024                     $1,000       $1,103,710
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Essex County, NY, Industrial Development Agency, Pollution Control
Paper - 1.3%                Rev. (International Paper Corp.), 5.55s, 2014                                  $750         $787,770
----------------------------------------------------------------------------------------------------------------------------------
                            Essex County, NY, Industrial Development Agency, Pollution Control
                            Rev. (International Paper Corp.), 6.15s, 2021                                 1,000        1,008,960
----------------------------------------------------------------------------------------------------------------------------------
                            Essex County, NY, Industrial Development Agency, Pollution Control
                            Rev. (International Paper Corp.), 6.45s, 2023                                   700          730,443
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,527,173
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        New York City, NY, Housing Development Corp., Multi-Family Housing
Revenue - 1.3%              Rev., 5.6s, 2019                                                               $400         $418,300
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Housing Development Corp., Multi-Family Housing
                            Rev., 5.5s, 2034                                                              2,000        2,038,540
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,456,840
----------------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax
Revenue - 3.1%              Nassau, NY, Interm Finance Authority Rev., AMBAC, 5.375s, 2016                 $405         $446,277
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Transitional Finance Authority Rev., 5.75s, 2009(3)        2,730        3,228,198
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Transitional Finance Authority Rev., MBIA, 5s, 2022        1,500        1,548,645
----------------------------------------------------------------------------------------------------------------------------------
                            Schenectady, NY, Metroplex Development Authority Rev., MBIA,
                            5.375s, 2021                                                                    475          512,962
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,736,082
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 3.5%      New York Mortgage Agency Rev., 4.6s, 2015                                    $2,865       $2,921,526
----------------------------------------------------------------------------------------------------------------------------------
                            New York Mortgage Agency Rev., 5.85s, 2018                                    1,990        2,097,560
----------------------------------------------------------------------------------------------------------------------------------
                            New York Mortgage Agency Rev., 5.8s, 2020                                     1,555        1,624,866
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,643,952
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%  New York Environmental Facilities Corp. (Variable Waste
                            Management), 4s, 2012                                                          $950         $957,866
----------------------------------------------------------------------------------------------------------------------------------
                            Niagara County, NY, Solid Waste Disposal Rev., 5.625s, 2024                     850          895,296
----------------------------------------------------------------------------------------------------------------------------------
                            Oneida Herkimer, NY, Solid Waste Management Systems Rev., 6.75s, 2014            60           61,414
----------------------------------------------------------------------------------------------------------------------------------
                            Rockland County, NY, Solid Waste Management Systems Rev., 4.8s, 2005             20           21,508
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,936,084
----------------------------------------------------------------------------------------------------------------------------------
State and Local             Metropolitan Transportation Authority, NY, Service Contract,
Appropriation - 20.7%       7.375s, 2008(3)                                                              $2,000       $2,285,400
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Transportation Authority, NY, Service Contract, AMBAC,
                            5.75s, 2013(3)                                                                  825          957,561
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Transportation Authority, NY, Service Contract, FGIC,
                            5.875s, 2010(3)                                                               2,000        2,353,460
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (Personal Income Tax Education),
                            5.375s, 2022                                                                  1,000        1,069,940
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority, Mental Health Services Facilities
                            Improvement, FSA, 5.25s, 2030                                                 1,000        1,033,230
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority, Mental Health Services Facilities
                            Improvement, MBIA, 5.75s, 2020                                                    5            5,517
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority, Mental Health Services Facilities
                            Improvement, MBIA, 5.25s, 2031                                                2,000        2,072,760
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (City University), 5.625s, 2016                  2,450        2,825,683
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (City University), AMBAC, 5.75s, 2018              800          943,472
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (City University), FSA, 5.75s, 2013              3,000        3,494,190
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (Judicial Institute at Pace), AMBAC,
                            5.5s, 2020                                                                    2,500        2,719,675
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (Master Boces Program), FSA, 5.25s, 2019         1,000        1,069,220
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (Pace University), MBIA, 6s, 2019                1,700        1,950,274
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (School Districts Financing Program),
                            MBIA, 5.5s, 2017                                                              2,000        2,244,320
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (Schools Program), 6.25s, 2020                   1,215        1,404,601
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (State University), 5.375s, 2010(3)              1,500        1,733,640
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (State University), 5.875s, 2017                 1,130        1,331,208
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority (Upstate Community College), FSA, 6s, 2018       1,010        1,158,692
----------------------------------------------------------------------------------------------------------------------------------
                            New York Medical Care Facilities Financing Agency, MBIA, 6.375s, 2004(3)         15           16,372
----------------------------------------------------------------------------------------------------------------------------------
                            New York Medical Care Facilities Financing Agency, MBIA, 6s, 2025                20           21,528
----------------------------------------------------------------------------------------------------------------------------------
                            New York Municipal Bond Bank Special Program, AMBAC, 5.25s, 2015                715          779,643
----------------------------------------------------------------------------------------------------------------------------------
                            New York Urban Development Corp. (Correctional Facilities), AMBAC,
                            0s, 2009                                                                      5,000        4,174,400
----------------------------------------------------------------------------------------------------------------------------------
                            New York Urban Development Corp. (State Facilities), AMBAC, 5.6s, 2015        2,750        3,165,360
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $38,810,146
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%              Guam Economic Development Authority, 5.5s, 2041                                $400         $365,752
----------------------------------------------------------------------------------------------------------------------------------
                            New York County Tobacco Trust, 5.625s, 2035                                     800          719,648
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,085,400
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 4.4%           New York Thruway Authority, General Rev., Highway & Bridges, 5.25s, 2015     $1,500       $1,604,190
----------------------------------------------------------------------------------------------------------------------------------
                            New York Thruway Authority, General Rev., Highway & Bridges, MBIA,
                            5.75s, 2009(3)                                                                1,000        1,173,240
----------------------------------------------------------------------------------------------------------------------------------
                            Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
                            8.889s, 2015(2)(4)                                                            3,500        4,389,210
----------------------------------------------------------------------------------------------------------------------------------
                            Triborough Bridge & Tunnel Authority Rev., NY, 6s, 2012                       1,000        1,182,080
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,348,720
----------------------------------------------------------------------------------------------------------------------------------

Transportation - Special
Tax - 11.4%                 Metropolitan Transportation Authority Rev., NY, FGIC, 5s, 2025               $2,500       $2,548,650
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Transportation Authority, NY, Commuter Facilities
                            Rev., FGIC, 5.25s, 2011(3)                                                    1,000        1,140,470
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Transportation Authority, NY, Dedicated Tax Fund Rev.,
                            5.5s, 2015(3)                                                                   750          880,298
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Transportation Authority, NY, Dedicated Tax Fund Rev.,
                            FGIC, 5.25s, 2014(3)                                                            500          553,295
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Dedicated Tax Fund Rev., AMBAC, 5.25s, 2029                1,335        1,382,192
----------------------------------------------------------------------------------------------------------------------------------
                            New York Thruway Authority, General Rev., Highway & Bridges, 5s, 2018         1,000        1,042,120
----------------------------------------------------------------------------------------------------------------------------------
                            New York Thruway Authority, General Rev., Highway & Bridges, AMBAC,
                            5.375s, 2018                                                                  2,000        2,168,800
----------------------------------------------------------------------------------------------------------------------------------
                            New York Thruway Authority, General Rev., Highway & Bridges, FGIC,
                            5.4s, 2017                                                                    2,000        2,179,460
----------------------------------------------------------------------------------------------------------------------------------
                            New York Thruway Authority Rev., General Rev., Highway & Bridges,
                            FSA, 5.8s, 2018                                                                  20           22,539
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Highway & Transportation Authority Rev., 6.25s, 2013              1,000        1,175,220
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Highway & Transportation Authority Rev., 5s, 2036                 1,700        1,701,020
----------------------------------------------------------------------------------------------------------------------------------
                            Triborough Bridge & Tunnel Authority Rev., NY, RITES, 9.366s, 2017(2)(4)      5,000        6,582,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,376,564
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Amherst, NY, Industrial Development Agency Rev. (Daemen College),
4.5%                        6s, 2021                                                                     $1,000       $1,089,150
----------------------------------------------------------------------------------------------------------------------------------
                            Cattaraugus County, NY, Industrial Development Agency Rev.
                            (Jamestown Community College), 6.4s, 2019                                       500          554,235
----------------------------------------------------------------------------------------------------------------------------------
                            Hempstead Town, NY, Civic Facility Rev. (Hofstra University), MBIA,
                            5.8s, 2015                                                                    1,500        1,690,020
----------------------------------------------------------------------------------------------------------------------------------
                            Islip, NY, Community Development Agency Rev. (New York Institute of
                            Technology), 7.5s, 2006(3)                                                    2,000        2,365,500
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority Rev. (Fordham University), AMBAC,
                            7.2s, 2015                                                                       40           40,207
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority Rev. (St. John's University), MBIA,
                            5s, 2017                                                                        300          317,601
----------------------------------------------------------------------------------------------------------------------------------
                            Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne
                            College), 5.625s, 2021                                                          750          795,803
----------------------------------------------------------------------------------------------------------------------------------
                            Tompkins County, NY, Industrial Development Agency Rev. (Cornell
                            University), 5.625s, 2010(3)                                                  1,000        1,174,220
----------------------------------------------------------------------------------------------------------------------------------
                            Utica, NY, Industrial Development Agency Rev. (Utica College),
                            5.3s, 2008                                                                      310          322,440
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,349,176
----------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormatories - 1.6%          New York Dormitory Authority Rev., FGIC, 5.25s, 2029                         $1,825       $2,027,904
----------------------------------------------------------------------------------------------------------------------------------
                            New York Dormitory Authority Rev. (Columbia University), 5s, 2022             1,000        1,040,190
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,068,094
----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary    New York City, NY, Industrial Development Agency, Civic Facility
Schools - 0.8%              Rev. (Nightingale-Bramford School), AMBAC, 5.25s, 2020                       $1,440       $1,536,926
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration -
0.6%                        Port Authority NY & NJ, Special Obligation, 6.75s, 2011                      $1,000       $1,055,470
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 1.5%                New York Energy Research & Development Rev., 6.1s, 2020                      $2,400       $2,557,872
----------------------------------------------------------------------------------------------------------------------------------
                            New York Energy Research & Development Rev. (Niagara Mohawk Power
                            Co.), FGIC, 6.625s, 2013                                                        250          254,028
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,811,900
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.1%                Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2014(2)(4)                    $500         $590,540
----------------------------------------------------------------------------------------------------------------------------------
                            New York Power Authority Rev., 5.25s, 2016                                    1,000        1,100,200
----------------------------------------------------------------------------------------------------------------------------------
                            New York Power Authority Rev., 5s, 2021                                       1,000        1,035,010
----------------------------------------------------------------------------------------------------------------------------------
                            New York Power Authority Rev., 5.25s, 2040                                    3,000        3,092,940
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,818,690
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.1%    Virgin Islands Water & Power Authority Rev., 5.5s, 2017                        $200         $204,042
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 10.2%             Erie County, NY, Water Authority Rev., 6.75s, 2014(3)                        $1,000       $1,243,790
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            6s, 2010                                                                        620          721,048
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            MBIA, 5.5s, 2027                                                              1,250        1,344,337
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            FGIC, 5.25s, 2033                                                             2,000        2,070,120
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Pollution Control Rev., 5.75s, 2010(3)     2,060        2,416,998
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Pollution Control Rev., 5.75s, 2010          175          203,511
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Pollution Control Rev., 6.875s, 2010         220          222,411
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Pollution Control Rev., 7.25s, 2010           70           70,820
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Water Facilities Rev., 8.85s, 2015         2,500        2,608,700
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Water Facilities Rev., 5.25s, 2018         2,090        2,273,272
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Water Facilities Rev., 5.25s, 2020         1,000        1,073,470
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Water Facilities Rev., 6s, 2031            1,005        1,054,466
----------------------------------------------------------------------------------------------------------------------------------
                            New York Environmental Facilities, Water Facilities Rev. (Spring
                            Valley Water Co.), AMBAC, 6.15s, 2024                                         1,500        1,617,810
----------------------------------------------------------------------------------------------------------------------------------
                            Pollution Control Rev., Clean Water & Drinking Rev., 5s, 2024                 1,000        1,027,940
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Aqueduct & Sewer Authority Rev., 9s, 2005(3)                        205          231,408
----------------------------------------------------------------------------------------------------------------------------------
                            Suffolk County, NY, Water Authority Rev., MBIA, 5.1s, 2012                      895          996,332
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $19,176,433
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $165,962,879)                                                               $182,713,727
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
                            Illinois Educational Facilities Authority Rev., (University of
                            Chicago Hospital), due 04/01/03                                                $300         $300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority (Jameson Memorial
                            Hospital), due 04/02/03                                                         800          800,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Job Development Authority Rev., due 04/01/03                 630          630,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            due 04/01/03                                                                    800          800,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $2,930,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $168,892,879)                                                                   $185,643,727
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.1%                                                                                  2,071,665
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $187,715,392
----------------------------------------------------------------------------------------------------------------------------------

See portfolio notes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF  FUND INVESTMENTS - 3/31/03 MFS(R) NORTH CAROLINA MUNICIPAL BOND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 98.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 2.0%              Charlotte, NC, Airport Authority Rev., MBIA, 5.875s, 2019                    $1,000       $1,085,500
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Airport Authority Rev., MBIA, 5.875s, 2020                     3,775        4,071,979
----------------------------------------------------------------------------------------------------------------------------------
                            Raleigh Durham, NC, Airport Authority Rev., FGIC, 5.25s, 2018                 2,700        2,879,253
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,036,732
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 0.8%      Charlotte, NC, 5.5s, 2016                                                    $3,100       $3,474,542
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -       Commonwealth of Puerto Rico, Public Improvement, "A", FGIC,
Improvement - 3.9%          5.5s, 2015                                                                   $4,000       $4,651,320
----------------------------------------------------------------------------------------------------------------------------------
                            Durham, NC, 5.9s, 2014                                                        2,400        2,621,616
----------------------------------------------------------------------------------------------------------------------------------
                            Forsyth County, NC, Public Improvement, "B", 4.5s, 2011                       1,700        1,827,806
----------------------------------------------------------------------------------------------------------------------------------
                            Mecklenburg County, NC, Public Improvement, "A", 5s, 2017                     1,000        1,072,610
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, Public Improvement, 5.75s, 2017                       1,000        1,146,820
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, Public Improvement, 5.8s, 2019                        4,200        4,800,348
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,120,520
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 3.6%              Brunswick County, NC, FGIC, 5s, 2020                                         $2,800       $2,960,776
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, NC, 5.8s, 2019                                             4,400        4,986,872
----------------------------------------------------------------------------------------------------------------------------------
                            Johnston County, NC, FGIC, 5.6s, 2018                                         2,000        2,219,400
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, Public Improvement, 5s, 2021                          1,435        1,483,230
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, School Improvement, 5s, 2019                          1,255        1,323,009
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Greensboro Rev., Refunding General,
                            "B", FSA, 5.375s, 2016                                                        1,085        1,201,410
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Greensboro Rev., Refunding General,
                            "B", FSA, 5.375s, 2017                                                          325          357,516
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $14,532,213
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital),
Hospitals - 19.1%           AMBAC, 5s, 2017                                                              $1,200       $1,263,828
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte-Mecklenberg, NC, Healthcare Systems Rev., "A" (Carolinas
                            Healthcare), 5.75s, 2021                                                      1,500        1,572,915
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte-Mecklenberg, NC, Healthcare Systems Rev., "A" (Carolinas
                            Healthcare), 5.125s, 2022                                                     1,000        1,011,150
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte-Mecklenberg, NC, Healthcare Systems Rev., "A" (Carolinas
                            Healthcare), 5s, 2031                                                         3,500        3,505,810
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, NC, Hospital Facilities Rev. (Cumberland County
                            Hospital), MBIA, 0s, 2009                                                     1,800        1,452,132
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical
                            Center), MBIA, 5s, 2019                                                       6,225        6,476,739
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Health Care Facilities Rev.
                            (Wakefield Medical), AMBAC, 5s, 2021                                          3,500        3,629,640
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Duke
                            University), 5.25s, 2021                                                      5,975        6,033,376
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Gaston
                            Health Care), 5.5s, 2015                                                      5,790        6,072,899
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Gaston
                            Health Care), 5.5s, 2019                                                      6,500        6,695,780
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                            Joseph Health Systems), 5.25s, 2015                                           2,210        2,350,755
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                            Joseph Health Systems), MBIA, 5.1s, 2018                                      1,500        1,568,955
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                            Joseph Health Systems), 5.5s, 2021                                            2,825        2,943,198
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Novant
                            Health), MBIA, 5s, 2018                                                       1,975        2,062,078
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Pitt County
                            Memorial Hospital), 5s, 2018                                                  3,000        3,020,820
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Rex
                            Healthcare), AMBAC, 5s, 2017                                                  5,000        5,220,050
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Southeastern
                            Regional Medical Center), 5.375s, 2032                                        3,330        3,335,661
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Wilson
                            Memorial Hospital), AMBAC, 0s, 2013                                           1,000          645,010
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Hospital Rev. (Wilson
                            Memorial Hospital), AMBAC, 0s, 2015                                           1,140          666,980
----------------------------------------------------------------------------------------------------------------------------------
                            Pitt County, NC, Hospital Rev. (Memorial Hospital), 5.25s, 2021              10,135       10,646,817
----------------------------------------------------------------------------------------------------------------------------------
                            Surry County, NC, Health Care Facilities Rev. (Northern Hospital
                            District), ASST GTY, 5.5s, 2019                                               1,250        1,332,238
----------------------------------------------------------------------------------------------------------------------------------
                            Surry County, NC, Health Care Facilities Rev. (Northern Hospital
                            District), ASST GTY, 5.1s, 2021                                               1,000        1,025,250
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Hospital Rev. (Chapel Hill
                            University), 5.25s, 2019(3)                                                   4,800        5,364,720
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $77,896,801
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -
Long Term Care - 0.5%       Mocksville, NC, Housing Foundation Rev., 7.25s, 2029                           $975         $880,347
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Medical Care Commission, Health Care Facilities Rev.
                            (First Mortgage Arbor Acres Community), 6.375s, 2032                          1,000        1,019,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,899,497
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.6%       Cumberland County, NC, Finance Corp. (Detention & Mental Health
                            Center), AMBAC, 5.625s, 2019                                                 $2,125       $2,346,616
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Wake County, NC, Industrial Facilities & Pollution Control Rev.
Other - 0.3%                (Mallinkcodt), 6.75s, 2012                                                   $1,100       $1,101,089
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Columbus County, NC, Industrial Facilities & Pollution Control Rev.
Paper - 4.4%                (International Paper Corp.), 5.8s, 2016                                      $2,000       $2,045,840
----------------------------------------------------------------------------------------------------------------------------------
                            Haywood County, NC, Industrial Facilities & Pollution Control Rev.
                            (Champion International), 5.75s,                                              5,400        5,252,580
----------------------------------------------------------------------------------------------------------------------------------
                            Martin County, NC, Industrial Facilities & Pollution Control Rev.
                            (Weyerhaeuser Co.), 7.25s, 2014                                               7,000        7,139,650
----------------------------------------------------------------------------------------------------------------------------------
                            Martin County, NC, Industrial Facilities & Pollution Control Rev.
                            (Weyerhaeuser Co.), 6.8s, 2024                                                3,500        3,625,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $18,063,930
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Durham County, NC, Multi-Housing Rev. (Alston Village Apartments),
Revenue - 3.4%              FNMA, 5.65s, 2034                                                            $2,540       $2,720,924
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., FHA, 6.9s, 2024                   4,880        4,929,971
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., FHA, 6.05s, 2028                  4,460        4,620,962
----------------------------------------------------------------------------------------------------------------------------------
                            Salisbury, NC, Housing Corp. Rev. (Yadkin Senior Citizens), FHA,
                            6.75s, 2022                                                                   1,805        1,806,029
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $14,077,886
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 5.4%      North Carolina Housing Finance Agency Rev., FHA, 6.15s, 2017                 $1,935       $2,026,409
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., 6.7s, 2018                          915          925,385
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., 5.55s, 2019                       3,980        4,108,753
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., 5.25s, 2020                       1,500        1,516,080
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., 6.15s, 2020                         995        1,041,516
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., 4.25s, 2028                       3,000        3,105,600
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., AMBAC, 4.35s, 2028                5,000        5,122,200
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Housing Finance Agency Rev., 5.85s, 2028                       3,975        4,094,648
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,940,591
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 16.7%       Brunswick County, NC, FSA, 5.5s, 2020                                        $1,000       $1,086,440
----------------------------------------------------------------------------------------------------------------------------------
                            Cabarrus County, NC, Development Corp., AMBAC, 5.3s, 2019                     1,250        1,332,700
----------------------------------------------------------------------------------------------------------------------------------
                            Cabarrus County, NC, Installment Financing Contract, 5s, 2021                 5,500        5,717,030
----------------------------------------------------------------------------------------------------------------------------------
                            Carteret County, NC, AMBAC, 5.625s, 2020                                      1,010        1,109,657
----------------------------------------------------------------------------------------------------------------------------------
                            Cary, NC, Certificates of Participation, 5s, 2016                             1,550        1,675,054
----------------------------------------------------------------------------------------------------------------------------------
                            Cary, NC, Certificates of Participation, 5s, 2018                             1,550        1,643,093
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Certificates of Participation (Convention
                            Facilites), AMBAC, 0s, 2004                                                   3,435        3,353,006
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Certificates of Participation (Convention
                            Facilites), AMBAC, 0s, 2005                                                   4,810        4,575,128
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Certificates of Participation (Convention
                            Facilites), AMBAC, 0s, 2006                                                   1,075          992,601
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Certificates of Participation (Convention
                            Facilites), AMBAC, 0s, 2008                                                   3,000        2,547,900
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Certificates of Participation (Convention
                            Facilites), 5.5s, 2020                                                        3,000        3,279,360
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Public Safety Facilities, 5.5s, 2020                           3,000        3,265,170
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, NC, Certificates of Participation (Civic
                            Center), AMBAC, 0s, 2011                                                        425          305,443
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, NC, Certificates of Participation (Civic
                            Center), AMBAC, 0s, 2013                                                      1,000          644,130
----------------------------------------------------------------------------------------------------------------------------------
                            Forsyth County, NC, Certificates of Participation (Public
                            Facilities & Equipment Project), 5.25s, 2019                                    775          836,101
----------------------------------------------------------------------------------------------------------------------------------
                            Forsyth County, NC, Certificates of Participation (Public
                            Facilities & Equipment Project), 5.25s, 2023                                  1,230        1,289,163
----------------------------------------------------------------------------------------------------------------------------------
                            Forsyth County, NC (Public Facilities & Equipment Project), 5s, 2015          1,100        1,195,821
----------------------------------------------------------------------------------------------------------------------------------
                            Franklin County, NC, Certificates of Participation (Jail and
                            School), FGIC, 6.625s, 2014(3)                                                2,000        2,167,340
----------------------------------------------------------------------------------------------------------------------------------
                            Harnett County, NC, Certificates of Participation, AMBAC, 6.2s, 2006          1,000        1,093,860
----------------------------------------------------------------------------------------------------------------------------------
                            Harnett County, NC, Certificates of Participation, FSA, 5.25s, 2015           1,020        1,145,307
----------------------------------------------------------------------------------------------------------------------------------
                            Harnett County, NC, Certificates of Participation, FSA, 5.5s, 2016            1,225        1,366,414
----------------------------------------------------------------------------------------------------------------------------------
                            Iredell County, NC, Public Facilities, AMBAC, 5.5s, 2019                      1,000        1,157,560
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, Certificates of Participation (New Hanover
                            County Projects), AMBAC, 5.25s, 2018                                          1,635        1,785,289
----------------------------------------------------------------------------------------------------------------------------------
                            New Hanover County, NC, Certificates of Participation (New Hanover
                            County Projects), AMBAC, 5s, 2019                                             1,500        1,587,405
----------------------------------------------------------------------------------------------------------------------------------
                            Pitt County, NC, Public School Facilities Improvement, FSA, 5.75s,  2018      1,390        1,562,235
----------------------------------------------------------------------------------------------------------------------------------
                            Pitt County, NC, Public School Facilities Improvement, FSA, 5.75s, 2019       1,390        1,562,235
----------------------------------------------------------------------------------------------------------------------------------
                            Pitt County, NC, Public School Facilities Improvement, FSA, 5.5s, 2020        1,250        1,356,175
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Housing, Bank and Finance Agency, 7.5s, 2006                      7,000        7,771,750
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016(2)(4)             1,500        1,944,900
----------------------------------------------------------------------------------------------------------------------------------
                            Randolph County, NC, FSA, 5.6s, 2018                                          3,000        3,324,480
----------------------------------------------------------------------------------------------------------------------------------
                            Rockingham, NC, Certificates of Participation, AMBAC, 5.125s, 2024              350          364,721
----------------------------------------------------------------------------------------------------------------------------------
                            Union County, NC, Certificates of Participation, AMBAC, 6.375s, 2012          1,000        1,023,640
----------------------------------------------------------------------------------------------------------------------------------
                            Winston Salem, NC, Certificates of Participation, 5s, 2016                    1,050        1,130,252
----------------------------------------------------------------------------------------------------------------------------------
                            Winston Salem, NC, Certificates of Participation, 5s, 2018                    2,575        2,731,019
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $67,922,379
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%          Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5s, 2018           $1,000       $1,083,730
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands Public Finance Authority Rev., Public Finance
                            Authority Rev., 5.5s, 2022                                                    1,650        1,670,163
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,753,893
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                          $3,000       $2,755,710
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    Commonwealth of Puerto Rico, Highway & Transportation Authority
Tax - 2.6%                  Rev., RITES, 8.917s, 2007(2)                                                 $2,750       $2,868,085
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, Highway & Transportation Authority
                            Rev., RITES, FSA, 10.47s, 2018(2)(4)                                          5,425        7,716,520
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,584,605
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
5.9%                        Appalachian State University, Parking Systems, FSA, 5.6s, 2020               $2,285       $2,509,890
----------------------------------------------------------------------------------------------------------------------------------
                            East Carolina University, AMBAC, 5.25s, 2021                                  1,375        1,470,549
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Capital Facilities Finance (Duke University), "A",
                            5.125s, 2041                                                                  4,915        4,991,772
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Capital Facilities Finance (High Point University),
                            5.125s, 2018                                                                    510          535,332
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Capital Facilities Finance (High Point University),
                            5.125s, 2021                                                                    300          310,515
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Tourist Authority (University Plaza), MBIA, 5s, 2020              2,180        2,264,366
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Ashville Rev., Refunding General,
                            "A", AMBAC, 5s, 2014                                                            500          543,385
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Ashville Rev., Refunding General,
                            "A", AMBAC, 5s, 2019                                                            530          555,520
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Greensboro, FSA, 5s, 2020                       2,835        2,969,549
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, University Rev., 0s, 2013                       3,000        1,959,090
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, University Rev., 0s, 2015                       4,415        2,617,035
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, University Rev., 0s, 2016                       3,500        1,960,245
----------------------------------------------------------------------------------------------------------------------------------
                            University of North Carolina, Wilmington Rev., General, "A", AMBAC,
                            5s, 2019                                                                      1,375        1,450,281
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $24,137,529
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor        Wake County, NC, Industrial Facilities & Pollution Control Rev.
Owned - 0.6%                (Carolina Power & Light Co.), 5.375s, 2017                                   $2,500       $2,596,700
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 15.7%               North Carolina Eastern Municipal Power Agency, MBIA, 7s, 2007                $5,000       $5,844,150
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Eastern Municipal Power Agency, MBIA, 7.25s, 2007              5,000        5,888,750
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Eastern Municipal Power Agency, 7.5s, 2010(3)                  2,595        3,275,902
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Eastern Municipal Power Agency, MBIA, 7.5s, 2010(3)            3,005        3,729,806
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Eastern Municipal Power Agency, 5s, 2017(3)                    3,120        3,397,056
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Eastern Municipal Power Agency, AMBAC, 6s, 2018                1,245        1,486,306
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
                            10.343s, 2018(2)(4)                                                           6,500        9,019,660
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Municipal Power Agency, MBIA, 7.66s, 2019(2)(4)                5,000        5,613,800
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Municipal Power Agency, 7.66s, 2020(2)(4)                      3,000        3,382,920
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                            6s, 2011                                                                      5,000        5,849,800
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Municipal Power Agency, Catawba Electric Rev.,
                            6.375s, 2013                                                                  1,000        1,115,340
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                            5.5s, 2014                                                                    3,000        3,428,280
----------------------------------------------------------------------------------------------------------------------------------
                            North Carolina Municipal Power Agency, Catawba Electric Rev., FSA,
                            6.2s, 2018                                                                    4,300        4,386,000
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, FSA, 6s, 2016                           5,000        5,402,500
----------------------------------------------------------------------------------------------------------------------------------
                            Raleigh, NC, Combined Enterprise Systems Rev., 5.125s, 2022                   2,000        2,075,340
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $63,895,610
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 11.1%             Broad River, NC, Water Authority Rev., MBIA, 5.75s, 2019                     $1,490       $1,678,097
----------------------------------------------------------------------------------------------------------------------------------
                            Buncombe County, NC, Metropolitan Sewer District, MBIA, 5s, 2019              1,245        1,308,296
----------------------------------------------------------------------------------------------------------------------------------
                            Cary, NC, Combined Enterprise Systems Rev., 5s, 2026                          1,000        1,018,400
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.5s, 2013                         2,675        3,044,096
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.5s, 2014                         1,675        1,906,117
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.5s, 2015                         2,025        2,289,060
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.75s, 2016(3)                     2,000        2,342,320
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.5s, 2017                         1,650        1,844,123
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.75s, 2018(3)                     5,075        5,955,360
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 6s, 2020(3)                        3,180        3,782,228
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.25s, 2021                        4,000        4,226,440
----------------------------------------------------------------------------------------------------------------------------------
                            Charlotte, NC, Water & Sewer Systems Rev., 5.25s, 2025                        3,000        3,424,920
----------------------------------------------------------------------------------------------------------------------------------
                            Durham County, NC, Enterprise Systems Rev., MBIA, 5s, 2023                    1,675        1,729,454
----------------------------------------------------------------------------------------------------------------------------------
                            Fayetteville, NC, Public Works Commission Rev., FSA, 5.25s, 2016              1,500        1,646,910
----------------------------------------------------------------------------------------------------------------------------------
                            Greensboro, NC, Enterprise Systems Rev., 5.125s, 2018                         1,490        1,603,717
----------------------------------------------------------------------------------------------------------------------------------
                            Greensboro, NC, Enterprise Systems Rev., 5.125s, 2019                         1,750        1,869,770
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville, NC, Enterprise Systems Rev., FSA, 5s, 2016                        1,005        1,084,335
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville, NC, Enterprise Systems Rev., FSA, 5.25s, 2019                     1,170        1,263,904
----------------------------------------------------------------------------------------------------------------------------------
                            Kannapolis, NC, Water & Sewer Systems Rev., FSA, 5.25s, 2021                  1,000        1,053,660
----------------------------------------------------------------------------------------------------------------------------------
                            Winston-Salem, NC, Water & Sewer Systems Rev., 5.125s, 2028                   2,000        2,260,700
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $45,331,907
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $368,141,167)                                                               $399,468,750
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (ExxonMobil
                            Corp.), due 04/01/03                                                           $400         $400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Illinois Educational Facilities Authority Rev. (University Chicago
                            Hospital), due 04/01/03                                                       1,300        1,300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Knoxville, TN, Utilities Board Rev., due 04/01/03                                95           95,000
----------------------------------------------------------------------------------------------------------------------------------
                            MSR Public Power Agency, CA, due 04/02/03                                       600          600,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority Rev. (Jameson Memorial
                            Hospital), due 04/02/03                                                       2,200        2,200,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 250          250,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            due 04/01/03                                                                    100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                    150          150,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      650          650,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $6,145,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $374,286,167)                                                                   $405,613,750
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                                                  2,025,585
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $407,639,335
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 3/31/03 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 94.6%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port            Allegheny County, PA, Airport Rev. (Pittsburgh International
Revenue - 1.5%              Airport), MBIA, 5.75s, 2014                                                  $1,000       $1,125,150
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Airport Rev. (Pittsburgh International
                            Airport), FGIC, 6.125s, 2017                                                    500          561,015
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,686,165
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.9%      Allegheny County, PA, 5.3s, 2018                                               $500         $538,125
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, 5.4s, 2019                                                500          536,910
----------------------------------------------------------------------------------------------------------------------------------
                            Allentown, PA, 5s, 2022                                                       1,350        1,393,996
----------------------------------------------------------------------------------------------------------------------------------
                            Beaver County, PA, MBIA, 5.75s, 2015(3)                                         250          284,118
----------------------------------------------------------------------------------------------------------------------------------
                            Centre County, PA, 5.25s, 2018                                                1,000        1,084,500
----------------------------------------------------------------------------------------------------------------------------------
                            Chester County, PA, 5.65s, 2011                                                 500          513,705
----------------------------------------------------------------------------------------------------------------------------------
                            Greene County, PA, 6s, 2010                                                     100          100,545
----------------------------------------------------------------------------------------------------------------------------------
                            Luzerne County, PA, 5.25s, 2025                                                 500          524,375
----------------------------------------------------------------------------------------------------------------------------------
                            North Huntingdon Township, PA, 5.25s, 2019                                      500          531,570
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Finance Authority Rev., 6.6s, 2009                                 900          947,484
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Finance Authority Rev. (Pennsylvania Hills), FGIC,
                            5.45s, 2019                                                                     500          536,875
----------------------------------------------------------------------------------------------------------------------------------
                            State of Pennsylvania, 6.25s, 2010                                              300          358,140
----------------------------------------------------------------------------------------------------------------------------------
                            State of Pennsylvania, 6s, 2019                                               1,000        1,136,250
----------------------------------------------------------------------------------------------------------------------------------
                            Westmoreland County, PA, 5s, 2019                                               580          607,991
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,094,584
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.8%          Commonwealth of Puerto Rico, 8.2s, 2015(2)(4)                                $1,000       $1,325,660
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, ROLs, 8.05s, 2017(2)(4)                          1,000        1,306,580
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh, PA, FGIC, 5.75s, 2020                                               500          584,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,216,640
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 21.0%             Allentown, PA, School District, 5.5s, 2010                                     $650         $726,707
----------------------------------------------------------------------------------------------------------------------------------
                            Butler, PA, School District, FGIC, 5.375s, 2018                                 500          543,260
----------------------------------------------------------------------------------------------------------------------------------
                            Chambersburg, PA, School District, 5s, 2016                                     500          531,850
----------------------------------------------------------------------------------------------------------------------------------
                            Dover, PA, School District, 5s, 2015                                          1,510        1,611,623
----------------------------------------------------------------------------------------------------------------------------------
                            Downingtown, PA, School District, AMBAC, 5.65s, 2019                            500          552,195
----------------------------------------------------------------------------------------------------------------------------------
                            Garnet Valley, PA, School District, FGIC, 5.5s, 2015                            750          842,392
----------------------------------------------------------------------------------------------------------------------------------
                            Greater Latrobe, PA, School Authority, 5s, 2012                                 805          887,327
----------------------------------------------------------------------------------------------------------------------------------
                            Kennett, PA, School District, 5s, 2013                                          400          435,644
----------------------------------------------------------------------------------------------------------------------------------
                            Keystone Oaks, PA, School District, 5s, 2016                                    920          962,274
----------------------------------------------------------------------------------------------------------------------------------
                            Mount Lebanon, PA, School District, 5s, 2020                                  1,000        1,044,670
----------------------------------------------------------------------------------------------------------------------------------
                            North Allegheny, PA, School District, 5.05s, 2022                               590          608,308
----------------------------------------------------------------------------------------------------------------------------------
                            North Pocono, PA, School District, 5s, 2023                                     500          512,775
----------------------------------------------------------------------------------------------------------------------------------
                            Palmyra, PA, School District, 5.375s, 2016                                      820          905,387
----------------------------------------------------------------------------------------------------------------------------------
                            Pennridge, PA, School District, 5s, 2020                                        500          517,880
----------------------------------------------------------------------------------------------------------------------------------
                            Pennridge, PA, School District, 5s, 2021                                        500          517,880
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Higher Educational Facilities Authority, State Systems
                            of Higher Education, 5s, 2018                                                   500          529,215
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Public School Building Authority (Garnet Valley School
                            District), 5.5s, 2018                                                         1,005        1,096,375
----------------------------------------------------------------------------------------------------------------------------------
                            Perkiomen Valley School District, PA, 5s, 2019                                  500          519,555
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, School District, 5s, 2010                                   1,000        1,105,090
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, School District, MBIA, 6s, 2016                               500          570,885
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, School District, 5.75s, 2019                                  500          560,510
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, School District, AMBAC, 5.375s, 2019                          500          533,895
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh, PA, School District, 5s, 2012                                     1,000        1,106,270
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh, PA, School District, 5.5s, 2014                                   1,000        1,147,930
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh, PA, School District, 5.5s, 2017(3)                                1,320        1,523,610
----------------------------------------------------------------------------------------------------------------------------------
                            Riverside, PA, School District, 5.45s, 2017                                     500          542,735
----------------------------------------------------------------------------------------------------------------------------------
                            Riverside, PA, School District, 5.5s, 2020                                      500          538,630
----------------------------------------------------------------------------------------------------------------------------------
                            South Park, PA, School District, 5s, 2019                                       750          780,645
----------------------------------------------------------------------------------------------------------------------------------
                            Southeastern Area, PA, Special Schools Authority, 0s, 2007                      360          316,555
----------------------------------------------------------------------------------------------------------------------------------
                            West Chester, PA, School District, 5s, 2008                                   1,050        1,171,579
----------------------------------------------------------------------------------------------------------------------------------
                            Wilson, PA, School District, 5.125s, 2017                                     1,000        1,071,070
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $24,314,721
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Allegheny County, PA, Hospital Development Authority. Rev.
Hospitals - 8.6%            (Jefferson Health Services), MBIA, 5.8s, 2016                                  $500         $550,760
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Hospital Development Authority. Rev.
                            (Jefferson Health Services), 6.75s, 2025                                        555          586,801
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Hospital Development Authority. Rev. (UPMC
                            Health Systems), MBIA, 5s, 2018                                                 500          525,325
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Hospital Development Authority. Rev. (West
                            Penn Health Systems), 9.25s, 2022                                                50           56,067
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Hospital Development Authority. Rev. (West
                            Penn Health Systems), 9.25s, 2030                                               150          167,733
----------------------------------------------------------------------------------------------------------------------------------
                            Blair County, PA, Hospital Authority Rev. (Altoona Hospital),
                            AMBAC, 5.5s, 2008                                                               470          532,604
----------------------------------------------------------------------------------------------------------------------------------
                            Chester County, PA, Health & Education Rev. (Main Line Health
                            Systems), 5.5s, 2015                                                            335          345,224
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, PA, Municipal Refunding Rev. (Carlisle
                            Hospital), 6.8s, 2023(3)                                                        250          277,163
----------------------------------------------------------------------------------------------------------------------------------
                            Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation),
                            5.25s, 2017                                                                     675          729,000
----------------------------------------------------------------------------------------------------------------------------------
                            Lebanon County, PA, Health Facilities Authority Rev. (Good
                            Samaritan Hospital), 6s, 2035                                                   350          351,008
----------------------------------------------------------------------------------------------------------------------------------
                            Lehigh County, PA, General Purpose Authority Rev. (Lehigh Valley
                            Hospital), 5.25s, 2019                                                          500          532,310
----------------------------------------------------------------------------------------------------------------------------------
                            Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley
                            Hospital), MBIA, 7s, 2016                                                       250          321,405
----------------------------------------------------------------------------------------------------------------------------------
                            Lycoming County, PA, Hospital Authority Rev. (Williamsport Hospital
                            Obligation Group), Connie Lee, 5.375s, 2010                                     750          812,122
----------------------------------------------------------------------------------------------------------------------------------
                            Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
                            Hospital), 5.625s, 2032                                                         400          395,840
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Higher Educational Facilities Authority Rev. (UPMC
                            Health Systems), 6.25s, 2018                                                    100          108,332
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Higher Educational Facilities Authority Rev. (UPMC
                            Health Systems), 6s, 2031                                                       650          670,254
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Hospitals & Higher Education Facilities Authority
                            Rev. (Jeanes Health Systems), 6.6s, 2010                                        425          445,302
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Hospitals & Higher Education Facilities Authority
                            Rev. (Temple University Hospital), 6.625s, 2023                                 250          254,558
----------------------------------------------------------------------------------------------------------------------------------
                            Sayre, PA, Healthcare Facilities Authority Rev., 5.875s, 2031                   500          509,235
----------------------------------------------------------------------------------------------------------------------------------
                            Sayre, PA, Healthcare Facilities Authority Rev. (Latrobe Hospital),
                            5.25s, 2015                                                                     585          639,803
----------------------------------------------------------------------------------------------------------------------------------
                            Scranton Lackawanna, PA, Health & Welfare Authority Rev. (Allied
                            Services Rehab Hospitals), 7.125s, 2005                                         160          163,051
----------------------------------------------------------------------------------------------------------------------------------
                            Southcentral Pennsylvania General Authority Rev. (York Hospital),
                            5.625s, 2026                                                                    600          631,698
----------------------------------------------------------------------------------------------------------------------------------
                            West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital),
                            6.25s, 2032                                                                     350          355,926
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,961,521
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Blair County, PA, Industrial Development Authority Rev. (Village of
Term Care - 0.8%            Penn State Project), 7s, 2034                                                  $150         $151,750
----------------------------------------------------------------------------------------------------------------------------------
                            Clarion, PA, County School Development Authority Rev. (Beverly
                            Enterprises, Inc.), 7.5s, 2012                                                  150          154,258
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated
                            Services), 7.25s, 2035                                                          150          148,313
----------------------------------------------------------------------------------------------------------------------------------
                            Lancaster County, PA, Hospital Authority Rev. (Willow Valley
                            Retirement Project), 5.875s, 2031                                               500          508,385
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $962,706
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%       Montgomery County, PA, Industrial Development Authority (Wordsworth
                            Academy), 8s, 2024                                                             $150         $155,942
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    Bucks County, PA, Industrial Development Authority (USX Corp.),
2.3%                        5.4s, 2017                                                                     $300         $315,201
----------------------------------------------------------------------------------------------------------------------------------
                            Delaware County, PA, Industrial Development Authority Rev.
                            (American Petfuel), 6.2s, 2019                                                  300          304,497
----------------------------------------------------------------------------------------------------------------------------------
                            New Morgan, PA, Industrial Development Authority (Browning Ferris
                            Co.), 6.5s, 2019                                                                500          477,230
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Economic Development Financing Authority, Solid Waste
                            Disposal Rev. (Proctor & Gamble), 5.375s, 2031                                1,000        1,042,740
----------------------------------------------------------------------------------------------------------------------------------
                            Westmoreland County, PA, Industrial Development Corp. (Waste
                            Management), 5.1s, 2018                                                         500          497,695
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,637,363
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Pennsylvania Economic Development Financing Authority Rev.,
Other - 0.4%                Wastewater Treatment (Sunoco Co., Inc.), 7.6s, 2024                            $250         $265,562
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Economic Development Financing Authority Rev.
                            (Amtrak), 6.125s, 2021                                                          150          134,763
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $400,325
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Erie County, PA, Industrial Development Authority (International
Paper - 0.7%                Paper Co.), 5.3s, 2012                                                         $500         $513,890
----------------------------------------------------------------------------------------------------------------------------------
                            Erie County, PA, Industrial Development Authority (International
                            Paper Co.), 7.625s, 2018                                                        250          264,370
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $778,260
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Montgomery County, PA, Redevelopment Authority (KBF Associates),
Revenue - 1.2%              6.5s, 2025                                                                     $250         $255,907
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Housing Authority Capital Program Rev., 5.25s,  2014        1,000        1,120,260
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,376,167
----------------------------------------------------------------------------------------------------------------------------------
Parking - 1.5%              Philadelphia, PA, Parking Authority Rev., FSA, 5.625s, 2015                  $1,000       $1,129,040
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6s, 2020                  500          567,410
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,696,450
----------------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax        Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public
Revenue - 0.9%              Auditorium Hotel Room), AMBAC, 5.25s, 2013                                     $500         $545,495
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public
                            Auditorium Hotel Room), 5.25s, 2017                                             500          534,975
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,080,470
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Philadelphia, PA, Redevelopment Authority Home Improvement Loan
Revenue - Local - 0.4%      Rev., 6.1s, 2010                                                               $105         $110,403
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5s, 2010           305          313,153
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $423,556
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
Revenue - State - 5.4%      4.25s, 2012                                                                    $500         $505,970
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            5.75s, 2013                                                                   1,000        1,058,460
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            5s, 2014                                                                        500          519,925
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            6.75s, 2014                                                                     500          516,830
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            6.4s, 2016                                                                      500          516,575
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            5.1s, 2020                                                                    1,000        1,016,630
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            5.25s, 2021                                                                     750          760,260
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            6.65s, 2021                                                                     250          259,875
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            6.125s, 2024                                                                    175          179,532
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                            5.25s, 2033                                                                     915          960,805
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,294,862
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.6%  Harrisburg, PA, Solid Waste Rev., 5.875s, 2021(3)                            $1,000       $1,039,430
----------------------------------------------------------------------------------------------------------------------------------
                            York County, PA, Solid Waste Rev., 5.5s, 2013                                   700          806,589
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,846,019
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 8.5%        Delaware Valley, PA, 5.5s, 2012                                              $1,000       $1,133,500
----------------------------------------------------------------------------------------------------------------------------------
                            Delaware Valley, PA, Regional Finance Auth., RITES, AMBAC, 9.522s,  2018(2)     500          645,700
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Convention Center Rev., 6.75s, 2019                                250          266,273
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Industrial Development Authority, AMBAC, 7s, 2007                  300          350,883
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Industrial Development Authority, AMBAC, 5.8s, 2009                400          458,856
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Industrial Development Authority, Ecomonic
                            Development, 5.25s, 2010                                                      1,000        1,126,870
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Industrial Authority, 5.125s, 2026                          1,000        1,029,450
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Industrial Development Authority, MBIA, 5.35s, 2012           500          550,520
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Industrial Development Authority, 5.25s, 2030                 750          780,360
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority, 5s, 2007                              1,585        1,733,562
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., 5.7s, 2025                                  1,000        1,054,710
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013(2)(4)               500          647,720
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,778,404
----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.3% Pennsylvania Higher Education, Capital Acquistion Rev., 5s, 2026             $1,500       $1,528,470
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%              Children's Trust Fund, Settlement Rev., 5.375s, 2033                           $500         $459,285
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., 5s, 2021                                    185          169,871
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $629,156
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.2%           Pennsylvania Turnpike Commission, 5.5s, 2015                                   $250         $281,658
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 3.6%                  Allegheny County, PA, Port Authority, 5s, 2021                                 $750         $775,200
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25s, 2017(3)         500          596,095
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico Highway & Transportation Authority,
                            5.5s, 2008                                                                      500          511,220
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico Highway & Transportation Authority,
                            5.5s, 2013                                                                      500          556,530
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico Highway & Transportation Authority,
                            MBIA, 5.5s, 2015                                                                500          581,415
----------------------------------------------------------------------------------------------------------------------------------
                            Southeastern Pennsylvania Transportation Authority, Special Rev.,
                            FGIC, 5.25s, 2013                                                               500          550,070
----------------------------------------------------------------------------------------------------------------------------------
                            Southeastern Pennsylvania Transportation Authority, Special Rev.,
                            FGIC, 5.375s, 2017                                                              500          545,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,115,930
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
5.5%                        Allegheny County, PA (Carnegie Mellon University), 5.25s, 2032                 $750         $773,812
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA (Chatham College), 5.95s, 2032                             335          346,501
----------------------------------------------------------------------------------------------------------------------------------
                            Cumberland County, PA, Municipal Authority (Dickinson College),
                            5.55s, 2017                                                                     535          584,038
----------------------------------------------------------------------------------------------------------------------------------
                            Lycoming County, PA (College of Technology), 5.25s, 2032                        750          781,485
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Higher Educational Facilities (Marywood University),
                            MBIA, 5.5s, 2018                                                                300          325,248
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
                            University), 5.2s, 2032                                                         750          756,353
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Public School Building Authority (Delaware County
                            College), 5.75s, 2016                                                           500          565,230
----------------------------------------------------------------------------------------------------------------------------------
                            Swarthmore Borough Authority Pennsylvania, 5.25s, 2014                        1,000        1,115,470
----------------------------------------------------------------------------------------------------------------------------------
                            Union County, PA, Higher Educational Facilities Financing
                            Authority, University Rev. (Bucknell University), 5.25s, 2021                 1,000        1,066,050
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,314,187
----------------------------------------------------------------------------------------------------------------------------------
Universities -              Pennsylvania Economic Development Financing Authority (Germantown
Dormatories - 0.5%          Friends School Project), 5.35s, 2031                                           $600         $617,148
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration -  Carbon County, PA, Industrial Development Authority (Panther Creek
0.3%                        Partners), 6.65s, 2010                                                         $145         $149,746
----------------------------------------------------------------------------------------------------------------------------------
                            Pennsylvania Economic Development Financing Authority, Northampton,
                            6.4s, 2009                                                                      150          152,350
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $302,096
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.5%      Philadelphia, PA, Gas Works Rev., 5.5s, 2018                                   $500         $546,095
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 0.4%                Allegheny County, PA, Industrial Development, 4.35s, 2013                      $500         $511,800
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 7.6%                Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2014(2)(4)                  $2,170       $2,562,944
----------------------------------------------------------------------------------------------------------------------------------
                            Luzerne County, PA, Industrial Development Authority, 6.05s, 2019               300          307,881
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Gas Works Rev., 6s, 2013(3)                                 1,645        1,966,055
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Gas Works Rev., 6.375s, 2014(3)                               240          247,893
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Gas Works Rev., 6.375s, 2014                                  260          268,484
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Gas Works Rev., FSA, 5.5s, 2016                             1,000        1,091,550
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), 5s, 2012           1,195        1,317,033
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), 5.25s, 2020        1,000        1,062,650
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,824,490
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 8.6%              Allegheny County, PA, Sewer Rev., 5.75s, 2017                                  $750         $855,360
----------------------------------------------------------------------------------------------------------------------------------
                            Bucks County, PA, Water & Sewer Authority Rev. (Neshaminy
                            Interceptor), 5.375s, 2013                                                    1,090        1,218,544
----------------------------------------------------------------------------------------------------------------------------------
                            Bucks County, PA, Water Facilities Rev. (Pennsylvania Suburban
                            Water Co.), 5.55s, 2032                                                       1,000        1,054,190
----------------------------------------------------------------------------------------------------------------------------------
                            Delaware County, PA, Water Quality Control Authority, Sewer Rev.,
                            5s, 2017                                                                      1,000        1,056,580
----------------------------------------------------------------------------------------------------------------------------------
                            Delaware County, PA, Water Quality Control Authority, Sewer Rev.,
                            5s, 2018                                                                        750          788,565
----------------------------------------------------------------------------------------------------------------------------------
                            Fairview Township, PA, Sewer Rev., 5.05s, 2018                                  750          791,235
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Water & Wastewater Rev., MBIA, 6.25s, 2012                    550          662,442
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Water & Wastewater Rev., FSA, 5.75s, 2013                     300          308,496
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Water & Wastewater Rev., MBIA, 5.5s, 2014                   1,000        1,100,220
----------------------------------------------------------------------------------------------------------------------------------
                            Philadelphia, PA, Water & Wastewater Rev., 5.25s, 2014                          985        1,096,669
----------------------------------------------------------------------------------------------------------------------------------
                            University Area Joint Authority, Sewer Rev., 5s, 2023                           500          511,975
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3s, 2018               500          537,570
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,981,846
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $103,367,577)                                                               $109,357,031
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 5.5%
----------------------------------------------------------------------------------------------------------------------------------
                            Allegheny County, PA, Hospital Development Authority Rev. (Aces
                            Presbyterian Hospital), due 04/02/03                                         $2,820       $2,820,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (ExxonMobil
                            Corp.), due 04/01/03                                                          1,100        1,100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority (Jameson Memorial
                            Hospital), due 04/02/03                                                         425          425,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 950          950,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            due 04/01/03                                                                    500          500,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $6,395,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $109,762,577)                                                                   $115,752,031
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                                                 (106,394)
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $115,645,637
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF  FUND INVESTMENTS - 3/31/03 MFS(R) SOUTH CAROLINA MUNICIPAL BOND

-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 97.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 3.3%              Horry County, SC, "A", FSA, 5.7s, 2027                                       $2,250       $2,346,525
----------------------------------------------------------------------------------------------------------------------------------
                            Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5s, 2026        1,000        1,005,720
----------------------------------------------------------------------------------------------------------------------------------
                            Richland Lexington, SC, Airport Rev. (Columbia Airport), AMBAC,
                            5.7s, 2026                                                                    1,000        1,039,690
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Ports Authority Rev., FSA, 5s, 2016                            1,000        1,052,730
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,444,665
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 4.6%      Commonwealth of Puerto Rico, RITES, 9.493s, 2018(2)(4)                       $2,000       $2,465,040
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, RITES, 9.493s, 2019(2)(4)                        1,750        2,111,095
----------------------------------------------------------------------------------------------------------------------------------
                            Hilton Head Island, SC, MBIA, 5.125s, 2022                                    1,000        1,043,240
----------------------------------------------------------------------------------------------------------------------------------
                            Horry County, SC, 6s, 2015                                                      915        1,036,274
----------------------------------------------------------------------------------------------------------------------------------
                            Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8s, 2018            1,000        1,119,610
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,775,259
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.9%          Beaufort County, SC, FGIC, 5.25s, 2018                                       $1,000       $1,065,130
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, RITES, MBIA, 9.993s, 2020(2)(4)                  2,000        2,692,040
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 10.45s, 2016(2)(4)            850        1,122,850
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,880,020
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 12.8%             Anderson County, SC, School District, 5.5s, 2018                             $1,465       $1,596,249
----------------------------------------------------------------------------------------------------------------------------------
                            Beaufort County, SC, School District, 5.625s, 2018                            2,000        2,213,600
----------------------------------------------------------------------------------------------------------------------------------
                            Berkeley County, SC, School District, 5s, 2020                                2,000        2,076,400
----------------------------------------------------------------------------------------------------------------------------------
                            Charleston County, SC, School District, "B", 5s, 2019                           735          770,949
----------------------------------------------------------------------------------------------------------------------------------
                            Chesterfield County, SC, School District, FSA, 5s, 2023                       3,000        3,087,480
----------------------------------------------------------------------------------------------------------------------------------
                            Georgetown County, SC, School District, 5.25s, 2018                           1,500        1,603,155
----------------------------------------------------------------------------------------------------------------------------------
                            Georgetown County, SC, School District, 5.25s, 2019                           1,000        1,063,920
----------------------------------------------------------------------------------------------------------------------------------
                            Orangeburg County, SC, Consolidated School District, FSA, 5.25s, 2020         1,065        1,138,677
----------------------------------------------------------------------------------------------------------------------------------
                            Orangeburg County, SC, Consolidated School District, FSA, 5.375s, 2022        2,050        2,189,502
----------------------------------------------------------------------------------------------------------------------------------
                            Richland County, SC, School District, 5.1s, 2021                              1,750        1,818,163
----------------------------------------------------------------------------------------------------------------------------------
                            Spartanburg County, SC, School District 7, 5s, 2019                           1,620        1,739,232
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2006(3)                                    175          179,356
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2007(3)                                    190          194,729
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2008(3)                                    205          210,103
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2009(3)                                    220          225,476
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2012(3)                                    270          276,720
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2014(3)                                    315          322,840
----------------------------------------------------------------------------------------------------------------------------------
                            Williamsburg County, SC, School District Public Facilities Corp.,
                            Certificates of Participation, 7.5s, 2018(3)                                    635          650,805
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,357,356
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Charleston County, SC (Care Alliance Health Services), FSA,
Hospitals - 14.1%           5s, 2019                                                                     $1,000       $1,037,020
----------------------------------------------------------------------------------------------------------------------------------
                            Charleston County, SC, Hospital Facilities Rev. (Medical Society
                            Health), MBIA, 5s, 2022(3)                                                    2,450        2,464,014
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville, SC, Hospital System, Hospital Facilities Rev., 6s, 2020           3,400        3,871,818
----------------------------------------------------------------------------------------------------------------------------------
                            Greenwood County, SC, Hospital Facilities Rev., 5.5s, 2021                    1,000        1,015,820
----------------------------------------------------------------------------------------------------------------------------------
                            Horry County, SC, Hospital Facilities Rev. (Conway Hospital),
                            6.75s, 2012                                                                     850          866,303
----------------------------------------------------------------------------------------------------------------------------------
                            Lexington County, SC, Hospital Facilities Rev., FSA, 5.125s, 2021             1,500        1,552,830
----------------------------------------------------------------------------------------------------------------------------------
                            Lexington County, SC, Health Services Rev., 5.5s, 2032                        1,000        1,007,840
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs & Economic Development Authority (Bon Secours
                            Health Systems, Inc.), "A", 5.625s, 2030                                      1,250        1,254,625
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs & Economic Development Authority, Hospital
                            Facilities Rev. (Anderson Area Medical Center), MBIA, 5.25s, 2015             1,750        1,858,045
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs & Economic Development Authority, Hospital
                            Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6s, 2014               1,000        1,165,910
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs & Economic Development Authority, Hospital
                            Facilities Rev. (Georgetown Memorial Hospital), ASST GTY, 5.25s, 2021         1,500        1,547,025
----------------------------------------------------------------------------------------------------------------------------------
                            Spartanburg County, SC, Health Service Rev., AMBAC, 5.3s, 2025                1,000        1,023,490
----------------------------------------------------------------------------------------------------------------------------------
                            Spartanburg County, SC, Health Service Rev., FSA, 5.25s, 2032                 2,250        2,335,703
----------------------------------------------------------------------------------------------------------------------------------
                            Spartanburg County, SC, Hospital Facilities Rev. (Health Services
                            District, Inc.), AMBAC, 5.3s, 2020                                            2,500        2,567,075
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $23,567,518
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.8%       Greenville County, SC, 8s, 2015                                              $1,660       $1,245,448
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Calhoun, SC, Solid Waste Disposal Rev. (Eastman Kodak),
Other - 0.8%                6.75s, 2017(3)                                                               $1,000       $1,279,400
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Darlington County, SC, Industrial Development Rev. (Sonoco Products
Paper - 2.4%                Co.), 6.125s, 2025                                                           $1,500       $1,542,915
----------------------------------------------------------------------------------------------------------------------------------
                            Florence County, SC, Industrial Development Rev. (Stone Container
                            Corp.), 7.375s, 2007                                                            440          441,558
----------------------------------------------------------------------------------------------------------------------------------
                            Richland County, SC, Pollution Control Rev. (Union Camp Corp.),
                            6.75s, 2022                                                                   2,000        2,030,100
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,014,573
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Darlington County, SC, Industrial Development Rev. (Nucor Corp.),
Metals - 1.2%               5.75s, 2023                                                                  $2,000       $2,036,820
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Greenville County, SC, Industrial Development Rev. (Kroger Co.),
Retail - 0.3%               7.85s, 2015                                                                    $500         $516,320
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &             South Carolina Jobs Economic Development Authority, MBIA,
Tourism - 1.1%              5.125s, 2018                                                                   $570         $604,382
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs Economic Development Authority, MBIA, 5.125s, 2019          595          625,524
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs Economic Development Authority, MBIA, 5.125s, 2020          630          660,145
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,890,051
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        South Carolina Housing, Finance & Development Authority Rev.
Revenue - 1.4%              (Hunting Ridge Apartments), 6.75s, 2025                                      $1,000       $1,044,290
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Housing, Finance & Development Authority Rev.
                            (Runaway Bay Apartments), 6.125s, 2015                                        1,300        1,364,701
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,408,991
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       South Carolina Housing, Finance & Development Authority Rev., FSA,
Revenue - State - 1.0%      6s, 2020                                                                       $700         $720,902
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Housing, Finance & Development Authority Rev.,
                            AMBAC, 4.85s, 2023                                                            1,000          984,940
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,705,842
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 12.4%       Berkeley County, SC, School District, AMBAC, 6.3s, 2016(3)                   $1,800       $1,912,248
----------------------------------------------------------------------------------------------------------------------------------
                            Berkeley County, SC, School District (Berkeley School Facilities
                            Group, Inc.), AMBAC, 5s, 2016                                                   500          530,440
----------------------------------------------------------------------------------------------------------------------------------
                            Charleston County, SC, Certificates of Participation, Refunding
                            Public Facilities Corp., 5s, 2015                                             2,145        2,341,675
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville County, SC, Public Facilities, AMBAC, 5s, 2017                     1,695        1,804,039
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville County, SC (Greenville Technical College), AMBAC, 5s, 2017         1,000        1,052,900
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville County, SC (University Center), AMBAC, 5.25s, 2019                 1,000        1,059,330
----------------------------------------------------------------------------------------------------------------------------------
                            Hilton Head Island, SC, Public Finance Corp., Certificates of
                            Participation, AMBAC, 5.75s, 2014                                             1,750        1,905,417
----------------------------------------------------------------------------------------------------------------------------------
                            North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5s, 2019         1,000        1,032,270
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013(2)(4)             1,375        1,781,230
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2019(2)(4)             1,300        1,649,128
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., 5.75s, 2030                                 1,000        1,078,410
----------------------------------------------------------------------------------------------------------------------------------
                            Richland County, SC, Certificates of Participation, FGIC, 0s, 2005(3)         1,160        1,125,885
----------------------------------------------------------------------------------------------------------------------------------
                            Richland County, SC, Certificates of Participation, FGIC, 0s, 2006(3)         1,160        1,094,680
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Water Resources Authority Rev. (Local Government
                            Program), 7.25s, 2020                                                         1,640        1,663,649
----------------------------------------------------------------------------------------------------------------------------------
                            Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC,
                            5.125s, 2025                                                                    685          707,838
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $20,739,139
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%              Tobacco Settlement Rev., Management Authority, 6.375s, 2028                  $1,000         $906,250
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 0.6%                  South Carolina Transportation, MBIA, 5.375s, 2018                            $1,000       $1,077,890
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
6.5%                        Charleston College, SC, "A", FGIC, 5.25s, 2028                               $2,435       $2,547,473
----------------------------------------------------------------------------------------------------------------------------------
                            Clemson University, University Rev., AMBAC, 6.25s, 2015                       1,250        1,460,975
----------------------------------------------------------------------------------------------------------------------------------
                            Coastal Carolina University, SC, MBIA, 6.875s, 2026(3)                        1,000        1,086,540
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Educational Facilities Authority (Furman
                            University), AMBAC, 5.375s, 2020                                              1,245        1,338,300
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Educational Facilities Authority (Furman
                            University), AMBAC, 5.5s, 2030                                                2,000        2,128,680
----------------------------------------------------------------------------------------------------------------------------------
                            University of South Carolina, University Rev., FGIC, 5.625s, 2020             1,555        1,691,793
----------------------------------------------------------------------------------------------------------------------------------
                            University of South Carolina, University Rev., MBIA, 5.75s, 2026                515          559,141
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,812,902
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal       Camden, SC, Public Utility Rev., Refunding & Improvement, MBIA,
Owned - 10.6%               5.5s, 2017                                                                   $1,500       $1,625,715
----------------------------------------------------------------------------------------------------------------------------------
                            Easley, SC, Utility Rev., FSA, 5.25s, 2019                                    1,315        1,417,662
----------------------------------------------------------------------------------------------------------------------------------
                            Easley, SC, Utility Rev., FSA, 5s, 2021                                       1,000        1,041,500
----------------------------------------------------------------------------------------------------------------------------------
                            Easley, SC, Utility Rev., FSA, 5s, 2027                                       1,000        1,024,110
----------------------------------------------------------------------------------------------------------------------------------
                            Orangeburg County, SC, Solid Waste Disposal Facilities Rev., AMBAC,
                            5.7s, 2024                                                                    2,000        2,028,120
----------------------------------------------------------------------------------------------------------------------------------
                            Piedmont, SC, Municipal Power Agency, FGIC, 6.25s, 2021                       4,600        5,482,694
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, RITES, FSA, 8.923s, 2015(2)(4)          1,000        1,174,300
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Public Service Authority, FGIC, 5.875s, 2023                     500          552,820
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Public Service Authority, "A", MBIA, 5.5s, 2018                  200          217,982
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Public Service Authority, "B", AMBAC, 5.5s, 2023              $1,000       $1,077,150
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Public Service Authority, "B", FSA, 5.125s, 2037               1,500        1,531,410
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Public Service Authority, "D", FSA, 5s, 2017                     500          534,365
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $17,707,828
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 19.9%             Anderson County, SC, Joint Municipal Water, FSA, 5s, 2032                    $1,000       $1,020,280
----------------------------------------------------------------------------------------------------------------------------------
                            Anderson County, SC, Water & Sewer Systems Revenue, FGIC, 5.125s, 2032        2,000        2,064,200
----------------------------------------------------------------------------------------------------------------------------------
                            Charleston, SC, Waterworks & Sewer Rev., MBIA, 5s, 2022                       1,000        1,001,730
----------------------------------------------------------------------------------------------------------------------------------
                            Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, 5.25s, 2018       1,000        1,084,410
----------------------------------------------------------------------------------------------------------------------------------
                            Columbia, SC, Waterworks & Sewer Systems Rev., 0s, 2004(3)                    1,500        1,485,375
----------------------------------------------------------------------------------------------------------------------------------
                            Columbia, SC, Waterworks & Sewer Systems Rev., 0s, 2005                       2,245        2,171,476
----------------------------------------------------------------------------------------------------------------------------------
                            Columbia, SC, Waterworks & Sewer Systems Rev., 0s, 2006                       9,330        8,777,571
----------------------------------------------------------------------------------------------------------------------------------
                            Columbia, SC, Waterworks & Sewer Systems Rev., 6s, 2015(3)                    2,000        2,347,620
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville, SC, Stormwater Systems Rev., FSA, 5s, 2022                          595          615,617
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville, SC, Waterworks Rev., 5.25s, 2020                                    860          923,795
----------------------------------------------------------------------------------------------------------------------------------
                            Greenville, SC, Waterworks Rev., 5.5s, 2022                                   1,000        1,065,820
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Aqueduct & Sewer Authority Rev., 9s, 2009(3)                        605          682,936
----------------------------------------------------------------------------------------------------------------------------------
                            Rock Hill, SC, Utilities Rev., Refunding & Improvement, FSA,
                            5.375s, 2023                                                                    500          530,300
----------------------------------------------------------------------------------------------------------------------------------
                            Spartanburg, SC, Waterworks Rev., FGIC, 6.05s, 2018(3)                        2,750        3,115,667
----------------------------------------------------------------------------------------------------------------------------------
                            Western Carolina Regional Sewer Authority Rev., AMBAC, 0s, 2007               4,000        3,619,800
----------------------------------------------------------------------------------------------------------------------------------
                            York City, SC, Industrial Development Rev. (Hoechst Celanese),
                            5.7s, 2024                                                                      850          787,466
----------------------------------------------------------------------------------------------------------------------------------
                            York County, SC, Water & Sewer Rev., 6.5s, 2025                               2,000        2,052,260
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $33,346,323
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $148,734,193)                                                               $162,712,595
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority (Sutter
                            Health), due 04/01/03                                                          $400         $400,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (ExxonMobil
                            Corp.), due 04/01/03                                                            500          500,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority (Jameson Memorial
                            Hospital), due 04/01/03                                                         100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, Job Development Authority Rev., due 04/01/03                      300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/01/03                      400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                  1,200        1,200,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $2,900,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $151,634,193)                                                                   $165,612,595
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.1%                                                                                  1,834,515
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $167,447,110
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 3/31/03 MFS(R) TENNESSEE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 98.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port            Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA,
Revenue - 1.9%              5.125s, 2021                                                                 $1,500       $1,516,050
----------------------------------------------------------------------------------------------------------------------------------
                            Memphis-Shelby County, TN, Airport Authority Facilities Rev., MBIA,
                            6.25s, 2011                                                                   1,000        1,148,540
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,664,590
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 5.9%      Dickson County, TN, FGIC, 5s, 2019                                           $1,430       $1,513,870
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.,
                            5s, 2018                                                                      1,500        1,594,275
----------------------------------------------------------------------------------------------------------------------------------
                            Lincoln County, TN, FGIC, 5.25s, 2017                                           645          723,322
----------------------------------------------------------------------------------------------------------------------------------
                            Lincoln County, TN, FGIC, 5.25s, 2018                                         1,440        1,608,581
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority, 5.5s, 2021                            1,000        1,092,080
----------------------------------------------------------------------------------------------------------------------------------
                            Putnam County, TN, FGIC, 5.25s, 2020                                          1,000        1,099,730
----------------------------------------------------------------------------------------------------------------------------------
                            Rutherford County, TN, School Improvement, 0s, 2007(3)                        1,500          859,605
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,491,463
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 8.8%          Chattanooga, TN, Public Improvement, 5s, 2021                                $2,570       $2,670,127
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, 5.4s, 2025                                       3,000        3,089,820
----------------------------------------------------------------------------------------------------------------------------------
                            Knoxville, TN, Recreational Facilities Improvement, 5.5s, 2017                  645          703,766
----------------------------------------------------------------------------------------------------------------------------------
                            Rutherford County, TN, School & Public Improvement, 5s, 2022                  1,510        1,550,212
----------------------------------------------------------------------------------------------------------------------------------
                            Rutherford County, TN, Water Utility Improvement, 5s, 2020                    1,000        1,036,770
----------------------------------------------------------------------------------------------------------------------------------
                            Williamson County, TN, Public Improvement, 5.375s, 2010(3)                    1,500        1,705,785
----------------------------------------------------------------------------------------------------------------------------------
                            Williamson County, TN, Public Improvement, 5s, 2018                           1,760        1,866,427
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,622,907
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 15.2%             Fayette County, TN, School District, MBIA, 5.6s, 2008(3)                     $1,215       $1,384,651
----------------------------------------------------------------------------------------------------------------------------------
                            Gibson County, TN, School District, AMBAC, 5s, 2015                             650          714,545
----------------------------------------------------------------------------------------------------------------------------------
                            Gibson County, TN, School District, MBIA, 5.75s, 2009(3)                        455          527,236
----------------------------------------------------------------------------------------------------------------------------------
                            Gibson County,TN, School District, MBIA, 5.75s, 2016                            190          212,916
----------------------------------------------------------------------------------------------------------------------------------
                            Giles County, TN, School Improvement, FGIC, 5.75s, 2010(3)                    1,980        2,293,949
----------------------------------------------------------------------------------------------------------------------------------
                            Greene County, TN, Rural School, FGIC, 5s, 2020                               1,240        1,280,337
----------------------------------------------------------------------------------------------------------------------------------
                            Greene County, TN, Rural School, FGIC, 5s, 2021                               1,300        1,336,907
----------------------------------------------------------------------------------------------------------------------------------
                            Lincoln County, TN, School Improvement, FGIC, 5.8s, 2007(3)                   2,000        2,295,520
----------------------------------------------------------------------------------------------------------------------------------
                            Milan, TN, Special School District, MBIA, 5s, 2021                            1,000        1,027,950
----------------------------------------------------------------------------------------------------------------------------------
                            Roane County, TN, Rural School, FGIC, 5.6s, 2019                                915        1,006,042
----------------------------------------------------------------------------------------------------------------------------------
                            Roane County, TN, Rural School, FGIC, 5.6s, 2020                                975        1,067,323
----------------------------------------------------------------------------------------------------------------------------------
                            Rutherford County, TN, School District, 5.875s, 2010(3)                       3,100        3,626,597
----------------------------------------------------------------------------------------------------------------------------------
                            State of Tennessee, School Bond Authority (Higher Educational
                            Facilities), FSA, 5.25s, 2029                                                 3,000        3,114,690
----------------------------------------------------------------------------------------------------------------------------------
                            Williamson County, TN, Rural School, 6.125s, 2010(3)                          1,575        1,863,918
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,752,581
----------------------------------------------------------------------------------------------------------------------------------

Health Care Revenue -       Bristol, TN, Health & Educational Facilities Board Rev. (Bristol
Hospitals - 15.2%           Memorial), FGIC, 5.45s, 2021                                                 $2,825       $2,870,144
----------------------------------------------------------------------------------------------------------------------------------
                            Cookeville, TN, Industrial Development Board, Hospital Rev.
                            (Cookeville General), 5.75s, 2010                                             2,000        2,060,920
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson, TN, Hospital Rev. (Jackson-Madison County General
                            Hospital), AMBAC, 5s, 2018                                                    1,000        1,049,110
----------------------------------------------------------------------------------------------------------------------------------
                            Johnson City, TN, Health & Education Financing Authority Rev.
                            (Johnson City Medical Center Hospital), MBIA, 5.25s, 2016                     1,375        1,426,370
----------------------------------------------------------------------------------------------------------------------------------
                            Johnson City, TN, Health & Education Financing Authority Rev.
                            (Johnson City Medical Center Hospital), MBIA, 5s, 2018(3)                     1,500        1,591,845
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.,
                            FSA, 5s, 2022                                                                 1,000        1,020,350
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.
                            (Baptist Health Systems), 6.5s, 2031                                            800          823,544
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.
                            (Catholic Healthcare Partners), 5.25s, 2030                                   1,000        1,010,180
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.
                            (East Tennessee Children's Hospital), 6.5s, 2012                              1,000        1,020,150
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.
                            (East Tennessee Children's Hospital), 5.75s, 2033                               450          440,604
----------------------------------------------------------------------------------------------------------------------------------
                            Knox County, TN, Health, Education & Housing Facilities Board Rev.
                            (Fort Sanders), MBIA, 5.75s, 2014                                             3,250        3,708,250
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN, Health,
                            Educational & Housing Facilities Board Rev. (Adventist Health
                            System), 5.25s, 2020                                                          1,000          986,120
----------------------------------------------------------------------------------------------------------------------------------
                            Shelby County, TN, Health Educational & Housing Facilities Board
                            Rev. (Methodist Healthcare), 6.5s, 2021                                       1,000        1,065,600
----------------------------------------------------------------------------------------------------------------------------------
                            Shelby County, TN, Health Educational & Housing Facilities Board
                            Rev. (St. Judes Children's Research), 5.5s, 2020                              1,750        1,796,865
----------------------------------------------------------------------------------------------------------------------------------
                            Springfield, TN, Health & Higher Educational Facilities Hospital
                            Rev. (Northcrest Medical Center), 5.25s, 2013                                 1,000        1,002,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,872,912
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Shelby County, TN, Health Educational & Housing Facilities Board
Term Care - 0.2%            Rev. (Beverly Project), 7.4s, 2011                                             $280         $288,425
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Humphreys County, TN, Solid Waste Disposal Rev. (DuPont),
Chemicals - 1.3%            6.7s, 2024                                                                   $1,750       $1,836,835
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Hardeman County, TN, Misc. Rev. (Correctional Facilities Corp.),
Other - 1.4%                7.75s, 2017                                                                  $1,000       $1,004,760
----------------------------------------------------------------------------------------------------------------------------------
                            Memphis-Shelby County, TN, Airport Authority Facilities Rev.
                            (FedEx), 6.2s, 2014                                                           1,000        1,024,580
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,029,340
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        McMinn County, TN, Industrial Development Board, Pollution Control
Paper - 0.7%                Rev. (Bowater, Inc.), 7.625s, 2016                                           $1,000         $978,540
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Bristol, TN, Industrial Development Authority Rev. (Kmart Corp.),
Retail - 0.8%               7.5s, 2004(3)                                                                $1,035       $1,117,355
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &             Memphis-Shelby County, TN, Misc. Rev. (Sports Memphis Arena),
Tourism - 1.2%              AMBAC, 5.35s, 2029                                                           $1,665       $1,746,868
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Chattanooga, TN, Health, Educational & Housing Facilities Board
Revenue - 4.5%              Rev. (Rainbow Creek), GNMA, 6.125s, 2019                                       $480         $513,278
----------------------------------------------------------------------------------------------------------------------------------
                            Franklin, TN, Industrial Development Rev. (Landings Apartments),
                            FSA, 6s, 2026                                                                 1,000        1,046,060
----------------------------------------------------------------------------------------------------------------------------------
                            Franklin, TN, Industrial Development Rev. (Sussex Downs), FHA,
                            6.75s, 2004(3)                                                                1,000        1,094,980
----------------------------------------------------------------------------------------------------------------------------------
                            Memphis, TN, Health & Educational Facilities Board Rev. (Hickory
                            Point Apartments), MBIA, 5.85s, 2020                                          1,000        1,072,170
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN, Health,
                            Educational & Housing Facilities Board Rev. (Berkshire Place),
                            GNMA, 6s, 2023                                                                  500          520,385
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN, Health,
                            Educational & Housing Facilities Board Rev. (Herman Street), FHA,
                            7.25s, 2032                                                                     495          506,999
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN,
                            Industrial Development Board Rev., FHA, 7.5s, 2029                              695          696,953
----------------------------------------------------------------------------------------------------------------------------------
                            Shelby County, TN, Health Educational & Housing Facilities Board
                            Rev. (Greenview Apartments), 6s, 2033                                         1,000        1,056,540
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,507,365
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Tennessee Housing Development Agency Rev., Homeownership Program,
Revenue - State - 7.2%      7.125s, 2026                                                                    $25          $25,834
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Homeownership Program,
                            5.05s, 2027                                                                   1,000        1,006,530
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Homeownership Program,
                            FSA, 5.4s, 2032                                                               1,000        1,015,200
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Homeownership Program,
                            FSA, 4.15s, 2033                                                              1,000        1,007,360
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Homeownership Program,
                            MBIA, 6.125s, 2020                                                              855          901,538
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Housing, 5.45s, 2014               2,535        2,666,288
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Housing, 0s, 2016                  5,000        2,466,700
----------------------------------------------------------------------------------------------------------------------------------
                            Tennessee Housing Development Agency Rev., Housing, 6s, 2020                  1,120        1,172,326
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,261,776
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 3.0%        Chattanooga, TN, Industrial Development Board, AMBAC, 5.75s, 2018            $1,000       $1,123,500
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., 5.75s, 2030                                 2,000        2,156,820
----------------------------------------------------------------------------------------------------------------------------------
                            State of Tennessee, School Bond Authority (Higher Educational
                            Facilities), FSA, 5s, 2017                                                    1,000        1,059,360
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,339,680
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.5%          Territory of Virgin Islands, (School, Sewer & Correctional
                            Facilities Improvement), 5.875s, 2018                                          $730         $747,067
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%              Guam Economic Development Authority, Tobacco Settlement, 5.5s, 2041            $350         $320,033
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., 5s, 2031                                    750          653,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $973,658
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Metropolitan Government of Nashville & Davidson County, TN, Health,
4.1%                        Educational & Housing Facilities Board Rev. (McKendree Village,
                            Inc.), 5.125s, 2020                                                          $1,000       $1,043,350
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN, Health,
                            Educational & Housing Facilities Board Rev. (Meharry Medical
                            College), AMBAC, 5s, 2024                                                     3,750        3,776,700
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN, Health,
                            Educational & Housing Facilities Board Rev. (Vanderbilt
                            University), 5s, 2019                                                         1,000        1,049,130
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,869,180
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 9.2%                Dickson, TN, Electric Systems Rev., FSA, 5s, 2016                            $1,490       $1,610,734
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson, TN, Electric Systems Rev., MBIA, 5s, 2018                            1,000        1,038,880
----------------------------------------------------------------------------------------------------------------------------------
                            Lawrenceburg, TN, Electric Rev., MBIA, 5.5s, 2009(3)                          1,255        1,443,953
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN,
                            Electric Rev., MBIA, 0s, 2012                                                 3,305        2,288,944
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Government of Nashville & Davidson County, TN,
                            Electric Rev., 5.125s, 2021                                                   1,500        1,570,560
----------------------------------------------------------------------------------------------------------------------------------
                            Mt. Juliet, TN, Public Building Authority Rev. (Madison), MBIA,
                            7.7s, 2004(3)                                                                 1,100        1,268,949
----------------------------------------------------------------------------------------------------------------------------------
                            Mt. Juliet, TN, Public Building Authority Rev. (Madison), MBIA,
                            7.8s, 2004(3)                                                                 3,500        4,040,435
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $13,262,455
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.8%    Tennessee Gas, Natural Gas Rev. (Tennergy Corp.), MBIA, 5s, 2009             $1,000       $1,106,890
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 15.6%             Harpeth Valley, TN, Utilities Improvement Rev., MBIA, 5.05s, 2020            $1,925       $1,996,263
----------------------------------------------------------------------------------------------------------------------------------
                            Hendersonville, TN, Utilities Improvement Rev., FGIC, 5.5s, 2018              1,125        1,214,415
----------------------------------------------------------------------------------------------------------------------------------
                            Madison, TN, Utility Waterworks Rev., MBIA, 5s, 2019                          2,750        2,846,497
----------------------------------------------------------------------------------------------------------------------------------
                            Memphis, TN, Sewage Systems Rev., 5.75s, 2016                                   625          703,669
----------------------------------------------------------------------------------------------------------------------------------
                            Memphis, TN, Sewage Systems Rev., 5.75s, 2018                                 1,145        1,282,251
----------------------------------------------------------------------------------------------------------------------------------
                            Memphis, TN, Sewage Systems Rev., 5.75s, 2020                                   750          831,360
----------------------------------------------------------------------------------------------------------------------------------
                            South Blount County, TN, Utility District Rev., FGIC, 5s, 2016                1,175        1,258,096
----------------------------------------------------------------------------------------------------------------------------------
                            West Knox Utility District, TN, Water & Sewer Rev., MBIA, 0s, 2003(3)         1,045        1,036,086
----------------------------------------------------------------------------------------------------------------------------------
                            West Knox Utility District, TN, Water & Sewer Rev., MBIA, 0s, 2004(3)         1,920        1,876,954
----------------------------------------------------------------------------------------------------------------------------------
                            West Knox Utility District, TN, Water & Sewer Rev., MBIA, 0s, 2006(3)         1,920        1,781,203
----------------------------------------------------------------------------------------------------------------------------------
                            West Knox Utility District, TN, Water & Sewer Rev., MBIA, 0s, 2007(3)         1,920        1,709,261
----------------------------------------------------------------------------------------------------------------------------------
                            White House Utility District, TN, Water & Sewer Rev. (Robertson &
                            Sumner Counties Waterworks), FGIC, 0s, 2014                                   3,590        2,285,179
----------------------------------------------------------------------------------------------------------------------------------
                            White House Utility District, TN, Water & Sewer Rev. (Robertson &
                            Sumner Counties Waterworks), FSA, 6s, 2010(3)                                 1,000        1,171,900
----------------------------------------------------------------------------------------------------------------------------------
                            White House Utility District, TN, Water & Sewer Rev. (Robertson &
                            Sumner Counties Waterworks), FSA, 5s, 2021                                      800          821,696
----------------------------------------------------------------------------------------------------------------------------------
                            White House Utility District, TN, Water & Sewer Rev. (Robertson &
                            Sumner Counties Waterworks), FSA, 5s, 2032                                    1,500        1,518,165
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $22,332,995
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $130,694,672)                                                               $140,802,882
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Note - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03, at
                            Identified Cost                                                                $900         $900,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $131,594,672)                                                                   $141,702,882
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                                                  1,661,608
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                  $143,364,490
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 3/31/03 MFS(R) VIRGINIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 98.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 6.3%              Metropolitan Washington, DC, Airport Rev., 5.5s, 2016                        $2,465       $2,596,828
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Washington, DC, Airport Rev., MBIA, 5s, 2018                     2,000        2,049,000
----------------------------------------------------------------------------------------------------------------------------------
                            Metropolitan Washington, DC, Airport Rev., 5.75s, 2020                       11,000       11,579,700
----------------------------------------------------------------------------------------------------------------------------------
                            Norfolk, VA, Airport Authority Rev., FGIC, 5.375s, 2017                       1,755        1,876,200
----------------------------------------------------------------------------------------------------------------------------------
                            Norfolk, VA, Airport Authority Rev., FGIC, 5s, 2022                           3,000        3,046,710
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority, Airport Rev., 5.125s, 2027                        720          723,557
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $21,871,995
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 1.8%      Bristol, VA, MBIA, 5.3s, 2018                                                $1,250       $1,346,000
----------------------------------------------------------------------------------------------------------------------------------
                            Lebanon, VA, 6.375s, 2006(3)                                                  1,625        1,824,729
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority, 5.25s, 2021                           3,075        3,173,308
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,344,037
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 13.9%         Alexandria, VA, 5.5s, 2018                                                   $2,980       $3,289,533
----------------------------------------------------------------------------------------------------------------------------------
                            Chesterfield County, VA, 5s, 2020                                             2,015        2,096,285
----------------------------------------------------------------------------------------------------------------------------------
                            Chesterfield County, VA, 6s, 2020                                             1,900        2,144,169
----------------------------------------------------------------------------------------------------------------------------------
                            Hampton, VA, Public Improvement, 6s, 2018                                     3,280        3,765,374
----------------------------------------------------------------------------------------------------------------------------------
                            Hampton, VA, Public Improvement, 6s, 2019                                     3,480        3,994,971
----------------------------------------------------------------------------------------------------------------------------------
                            Loudoun County, VA, Public Improvement, 5.375s, 2016                          2,650        2,906,202
----------------------------------------------------------------------------------------------------------------------------------
                            Lynchburg, VA, Public Improvement, 5.6s, 2020                                 1,765        1,936,434
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 10.45s, 2016(2)(4)          1,105        1,459,705
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s, 2017(2)(4)            615          743,375
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, 0s, 2006                                                        3,500        3,293,220
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, 0s, 2007                                                        5,280        4,783,046
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, 0s, 2008                                                        7,270        6,310,651
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, 0s, 2009                                                        5,175        4,278,535
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, Refunding & Public Improvement, FGIC, 5.375s, 2013              2,685        3,019,658
----------------------------------------------------------------------------------------------------------------------------------
                            Suffolk, VA, Public Improvement, 5.5s, 2020                                   1,880        2,034,574
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Beach, VA, Refunding Public & Improvement, 5s, 2011                  1,750        1,934,152
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $47,989,884
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 0.3%              Culpeper County, VA, School District, FSA, 6s, 2019                          $1,000       $1,139,470
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Albemarle County, VA, Industrial Development Authority, Hospital
Hospitals - 16.2%           Rev. (Martha Jefferson Hospital), 5.25s, 2035                                $3,000       $2,983,200
----------------------------------------------------------------------------------------------------------------------------------
                            Arlington County, VA, Industrial Development Authority Rev.
                            (Virginia Hospital Center), 5.25s, 2021                                       2,600        2,630,316
----------------------------------------------------------------------------------------------------------------------------------
                            Danville, VA, Industrial Development Authority, Hospital Rev.
                            (Danville Regional Medical Center), AMBAC, 5.2s, 2018                         2,500        2,770,450
----------------------------------------------------------------------------------------------------------------------------------
                            Fredericksburg, VA, Industrial Development Authority Rev. (Medicorp
                            Health Systems), 5s, 2006                                                     1,665        1,785,180
----------------------------------------------------------------------------------------------------------------------------------
                            Fredericksburg, VA, Industrial Development Authority Rev. (Medicorp
                            Health Systems), AMBAC, 5.25s, 2023                                          11,000       11,343,420
----------------------------------------------------------------------------------------------------------------------------------
                            Fredericksburg, VA, Industrial Development Authority Rev. (Medicorp
                            Health Systems), 5.125s, 2033                                                   750          738,420
----------------------------------------------------------------------------------------------------------------------------------
                            Henrico County, VA, Economic Development Authority Rev. (Bon
                            Secours Health), 5.6s, 2030                                                   2,000        2,026,060
----------------------------------------------------------------------------------------------------------------------------------
                            Henrico County, VA, Industrial Development Authority Rev. (Bon
                            Secours Health), MBIA, 6.25s, 2020                                            1,500        1,822,245
----------------------------------------------------------------------------------------------------------------------------------
                            Loudoun County, VA, Industrial Development Authority, Hospital Rev.
                            (Loudoun Hospital Center), 6.1s, 2032                                         1,000        1,007,580
----------------------------------------------------------------------------------------------------------------------------------
                            Lynchburg, VA, Industrial Development Authority Rev., 5.2s, 2018              1,000        1,021,970
----------------------------------------------------------------------------------------------------------------------------------
                            Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125s, 2018      3,000        3,143,010
----------------------------------------------------------------------------------------------------------------------------------
                            Peninsula Ports Authority Rev., (Whittaker Memorial), FHA, 8.7s, 2023         2,090        2,583,512
----------------------------------------------------------------------------------------------------------------------------------
                            Peninsula Ports, VA, Health Care Rev. (Riverside Health System),
                            5s, 2018                                                                      3,580        3,642,185
----------------------------------------------------------------------------------------------------------------------------------
                            Roanoke, VA, Industrial Development Authority, Hospital Rev.
                            (Carilion Health Systems), MBIA, 5.25s, 2011                                  1,000        1,120,800
----------------------------------------------------------------------------------------------------------------------------------
                            Roanoke, VA, Industrial Development Authority, Hospital Rev.
                            (Roanoke Memorial), MBIA, 6.125s, 2017                                        6,000        7,192,080
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Beach, VA, Development Authority Rev. (Sentara Health
                            System), 5.25s, 2014                                                          1,740        1,833,507
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Beach, VA, Development Authority Rev. (Sentara Health
                            System), 4.75s, 2018                                                          3,750        3,786,975
----------------------------------------------------------------------------------------------------------------------------------
                            Winchester, VA, Industrial Development Authority Rev., RIBS, AMBAC,
                            11.791s, 2014(2)                                                              4,200        4,782,414
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $56,213,324
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Henrico County, VA, Economic Development Authority, Residential
Term Care - 0.4%            Care Facilities Rev. (United Methodist Homes), 6.7s, 2027                      $750         $751,598
----------------------------------------------------------------------------------------------------------------------------------
                            Martinsville, VA, Industrial Development Authority Rev. (Beverley
                            Enterprises), 6.75s, 2004                                                       490          503,651
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,255,249
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    Henrico County, VA, Industrial Development Authority Rev. (Browning
0.5%                        Ferris Co.), 5.45s, 2014                                                     $1,750       $1,611,295
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Loudoun County, VA, Industrial Development Authority Rev. (Dulles
Other - 0.6%                Airport Marriott Hotel), 7.125s, 2015                                        $2,000       $2,048,360
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Bedford County, VA, Industrial Development Authority Rev. (Georgia
Paper - 2.9%                Pacific Corp.), 5.6s, 2025                                                   $1,000         $642,860
----------------------------------------------------------------------------------------------------------------------------------
                            Hopewell, VA, Industrial Development Authority, Resources Recovery
                            Rev. (Stone Container Corp. Project), 8.25s, 2016                             1,000        1,009,190
----------------------------------------------------------------------------------------------------------------------------------
                            Isle Wight County, VA, Industrial Development Rev. (Union Camp),
                            6.55s, 2024                                                                   4,000        4,086,880
----------------------------------------------------------------------------------------------------------------------------------
                            Isle Wight County, VA, Industrial Development Rev. (Union Camp),
                            6.1s, 2027                                                                    2,750        2,818,668
----------------------------------------------------------------------------------------------------------------------------------
                            West Point, VA, Industrial Development Authority, Solid Waste
                            Disposal Rev. (Chesapeake Corp.), 6.375s, 2019                                1,900        1,503,128
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,060,726
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 1.1%                Hampton, VA, Convention Center Rev., AMBAC, 5.25s, 2018                      $2,980       $3,229,962
----------------------------------------------------------------------------------------------------------------------------------
                            Rockbridge County, VA, Industrial Development Authority Rev.
                            (Virginia Horse Center), 6.85s, 2021                                            500          502,445
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,732,407
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Alexandria, VA, Redevelopment & Housing Finance Authority Rev.,
Revenue - 5.3%              9s, 2018                                                                     $3,870       $3,869,845
----------------------------------------------------------------------------------------------------------------------------------
                            Arlington County, VA, Industrial Development Authority Rev.
                            (Colonial Village), FNMA, 5.15s, 2031                                         3,000        3,073,680
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Housing Development Authority Rev., 6.5s, 2013                       2,300        2,391,609
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Housing Development Authority Rev., 5.95s, 2016                      1,905        2,009,127
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Housing Development Authority Rev., 5.15s, 2017                      3,000        3,070,920
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Housing Development Authority Rev., 5.625s, 2020                     2,000        2,081,140
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Housing Development Authority Rev., 4.85s, 2033                      2,000        2,012,180
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $18,508,501
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%              Norfolk, VA, Parking System Rev., MBIA, 5s, 2020                             $1,630       $1,686,056
----------------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax        Greater Richmond Convertible Center Authority, Hotel Tax Rev.
Revenue - 1.4%              (Convention Center Expansion), 6.125s, 2020                                  $3,500       $3,924,620
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands Public Finance Authority Rev., 5.625s, 2025                    1,000        1,011,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,935,860
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Virginia Housing Development Authority Rev., INFLOS,
Revenue - State - 2.3%      10.14s, 2019(2)                                                              $7,500       $7,851,975
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%  Charles City County, VA, Industrial Development Authority, Solid
                            Waste Disposal Facilities Rev., 6.25s, 2027                                  $1,500       $1,554,750
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 20.3%       Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2s, 2021                    $1,830       $1,898,497
----------------------------------------------------------------------------------------------------------------------------------
                            Caroline County, VA, Industrial Development Authority, Lease Rev.,
                            5.125s, 2034                                                                  1,000        1,029,210
----------------------------------------------------------------------------------------------------------------------------------
                            Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                            House), MBIA, 6.25s, 2011                                                     3,985        4,604,389
----------------------------------------------------------------------------------------------------------------------------------
                            Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                            House), MBIA, 5.25s, 2017                                                     2,000        2,149,480
----------------------------------------------------------------------------------------------------------------------------------
                            Chesterfield County, VA, Industrial Development Authority, Public
                            Facilities, 7.5s, 2008                                                        1,720        1,757,737
----------------------------------------------------------------------------------------------------------------------------------
                            Fairfax County, VA, 6.1s, 2017                                                3,090        3,568,641
----------------------------------------------------------------------------------------------------------------------------------
                            Fairfax County, VA, Economic Development Authority, Parking Rev.
                            (Vienna II Metrorail), 6s, 2016                                               1,650        1,915,568
----------------------------------------------------------------------------------------------------------------------------------
                            Fairfax County, VA, Economic Development Authority, Parking Rev.
                            (Vienna II Metrorail), 6s, 2017                                               1,750        2,031,662
----------------------------------------------------------------------------------------------------------------------------------
                            Fairfax County, VA, Redevelopment & Housing Authority, 5.5s, 2017             2,225        2,316,959
----------------------------------------------------------------------------------------------------------------------------------
                            Henrico County, VA, Industrial Development Authority Rev., 6.5s, 2005(3)      5,000        5,679,950
----------------------------------------------------------------------------------------------------------------------------------
                            King William County, VA, Industrial Development Authority, Lease
                            Rev. (Virginia Courthouse Project), AMBAC, 5s, 2023                             890          912,375
----------------------------------------------------------------------------------------------------------------------------------
                            Middlesex County, VA, Industrial Development Authority, 5.125s, 2027          1,000        1,033,020
----------------------------------------------------------------------------------------------------------------------------------
                            Middlesex County, VA, Industrial Development Authority, 5.25s, 2032           2,000        2,105,040
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery County, VA, Industrial Development, AMBAC, 6s, 2017                2,120        2,438,551
----------------------------------------------------------------------------------------------------------------------------------
                            New River Valley, VA, Regional Jail Authority, MBIA, 5.125s, 2019             6,405        6,671,512
----------------------------------------------------------------------------------------------------------------------------------
                            Orange County, VA, Industrial Development Authority (Orange Country
                            Project), 5s, 2034                                                            1,000        1,013,730
----------------------------------------------------------------------------------------------------------------------------------
                            Pamunkey, VA, Regional Jail Authority, MBIA, 5.75s, 2006(3)                   2,230        2,555,290
----------------------------------------------------------------------------------------------------------------------------------
                            Pamunkey, VA, Regional Jail Authority, MBIA, 5.75s, 2018                        270          301,431
----------------------------------------------------------------------------------------------------------------------------------
                            Powhatan County, VA, Industrial Development Authority (Virginia
                            Capital Projects), 5.25s, 2033                                                1,000        1,052,350
----------------------------------------------------------------------------------------------------------------------------------
                            Prince William County, VA, Lease Partnerships, 5s, 2021                      $1,500       $1,558,410
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013(2)(4)             2,000        2,590,880
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016(2)(4)               500          648,300
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, Industrial Development Authority Government (Atmore
                            Corp. Project), AMBAC, 5s, 2018                                               1,845        2,012,175
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, Public Facilities (Megahertz), AMBAC, 5s, 2022                  1,600        1,645,104
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Biotechnology Research Park, Lease Rev. (Consolidated
                            Laboratories), 5s, 2021                                                       1,500        1,554,360
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Biotechnology Research Park (Biotech Two), 5.25s, 2018               8,800        9,410,104
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Public Building Authority, MBIA, 0s, 2007                            3,750        3,345,787
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority Rev., 5s, 2017                                   1,360        1,440,743
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority Rev., FSA, 5.5s, 2019                            1,070        1,160,319
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $70,401,574
----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.5%       Virginia Beach, VA, Development Authority, Public Facilities Rev.
                            (Town Center Project), 5s, 2022                                              $1,500       $1,550,025
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%              Children's Trust Fund, Settlement Rev., 5.375s, 2033                           $500         $459,285
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., 5s, 2021                                    700          642,754
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., 6.5s, 2033                                2,000        1,830,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,932,439
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 2.0%           Chesapeake Bay, VA, Bridge & Tunnel Authority, FGIC, 0s, 2005                $4,535       $4,345,573
----------------------------------------------------------------------------------------------------------------------------------
                            Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                        1,500          659,895
----------------------------------------------------------------------------------------------------------------------------------
                            Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                        1,500          601,530
----------------------------------------------------------------------------------------------------------------------------------
                            Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                        1,500          547,785
----------------------------------------------------------------------------------------------------------------------------------
                            Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                        1,500          498,360
----------------------------------------------------------------------------------------------------------------------------------
                            Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                        1,400          422,744
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,075,887
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    Virginia Commonwealth Board Program (Oak Grove Connector),
Tax - 1.7%                  5.25s, 2022                                                                  $1,500       $1,569,090
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Transportation Board, US Route 58, 5.125s, 2021                      4,000        4,168,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,737,290
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Danville, VA, Industrial Development Authority, Educational
4.9%                        Facilities Rev. (Averett University), 6s, 2022                                 $500         $501,335
----------------------------------------------------------------------------------------------------------------------------------
                            Loudoun County, VA, Industrial Development Authority Rev. (George
                            Washington University), 6.25s, 2012                                           2,710        2,752,412
----------------------------------------------------------------------------------------------------------------------------------
                            University of Virginia, University Rev., 5s, 2022                             1,000        1,039,940
----------------------------------------------------------------------------------------------------------------------------------
                            University of Virginia, University Rev., 5s, 2023                             1,500        1,548,765
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia College Building Authority (21st Century College Program),
                            5s, 2015                                                                      2,000        2,146,660
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia College Building Authority (21st Century College Program),
                            6s, 2018                                                                      2,000        2,268,460
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia College Building Authority, Educational Facilities Rev.
                            (Hampden Syndey College), 5s, 2016                                            1,730        1,833,852
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia College Building Authority, Educational Facilities Rev.
                            (Hampton University), 5s, 2018                                                1,655        1,733,099
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia College Building Authority, Educational Facilities Rev.
                            (Hampton University), 6s, 2020                                                1,000        1,129,270
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Public School Authority, 6.5s, 2004(3)                               1,875        2,044,481
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,998,274
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration -  Mecklenburg County, VA, Industrial Development (UAE Mecklenburg,
0.8%                        LP), 6.5s, 2017                                                                $700         $697,578
----------------------------------------------------------------------------------------------------------------------------------
                            Pittsylvania County, VA, Industrial Development Authority (Multi-
                            trade Project), 7.5s, 2014                                                    2,000        2,032,120
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,729,698
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric - 0.1% Bristol, VA, Utility Systems Rev., FSA, 5.75s, 2016                            $240         $274,894
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 1.1%                Chesapeake, VA, Industrial Development Authority, 5.25s, 2008                  $750         $781,200
----------------------------------------------------------------------------------------------------------------------------------
                            Halifax County, VA, Industrial Development Authority (Old Dominion
                            Electric Cooperative Project), AMBAC, 5.625s, 2028                            3,000        3,154,920
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,936,120
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.6%                Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2015(2)(4)                  $1,010       $1,205,132
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, 6s, 2005(3)                             3,000        3,369,810
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, RITES, FSA, 9.993s, 2017(2)(4)          2,500        3,405,200
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, RITES, FSA, 9.743s, 2019(2)(4)          1,270        1,585,747
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, RITES, FSA, 9.093s, 2020(2)(4)          1,250        1,430,575
----------------------------------------------------------------------------------------------------------------------------------
                            Richmond, VA, Public Utility Rev., 5s, 2033                                   5,000        5,085,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,082,364
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 7.4%              Fairfax County, VA, Water Authority Rev., 5s, 2027                           $4,000       $4,076,320
----------------------------------------------------------------------------------------------------------------------------------
                            Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25s, 2026             2,000        2,068,840
----------------------------------------------------------------------------------------------------------------------------------
                            Henry County, VA, Public Service Water & Sewer Rev., FSA, 5.5s, 2019          1,000        1,145,300
----------------------------------------------------------------------------------------------------------------------------------
                            Prince William County, VA, Water & Sewer Systems Rev., FGIC, 5.5s, 2019       2,000        2,191,260
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Aqueduct & Sewer Authority Rev., 9s, 2005(3)                      3,350        3,781,547
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Aqueduct & Sewer Authority Rev., 10.25s, 2009(3)                    310          394,924
----------------------------------------------------------------------------------------------------------------------------------
                            Spotsylvania County, VA, Water & Sewer Rev., FSA, 5s, 2022                    1,450        1,490,180
----------------------------------------------------------------------------------------------------------------------------------
                            Virgina Beach, VA, Water Rev., 6s, 2020                                       1,000        1,138,960
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority, Water & Sewer Systems Rev., 6s, 2017            2,750        3,159,172
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority, Water & Sewer Systems Rev., 5.4s, 2018          1,135        1,238,671
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority, Water & Sewer Systems Rev., MBIA,
                            5.5s, 2019                                                                    1,600        1,749,472
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority, Water & Sewer Systems Rev., MBIA,
                            5.5s, 2020                                                                    1,690        1,836,979
----------------------------------------------------------------------------------------------------------------------------------
                            Virginia Resources Authority, Water & Sewer Systems Rev., 5.75s, 2021         1,335        1,482,251
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $25,753,876
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $316,579,850)                                                               $340,276,330
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority, (Sutter
                            Health), due 04/01/03                                                          $100         $100,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (ExxonMobil Corp.),
                            due 04/01/03                                                                    900          900,000
----------------------------------------------------------------------------------------------------------------------------------
                            Illinois Educational Facilities Authority Rev. (University of
                            Chicago Hospital), due 04/01/03                                                 900          900,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                    500          500,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County Alabama Sewer Rev., due 04/02/03                               300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority (Jameson Memorial Hospital),
                            due 04/02/03                                                                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            due 04/01/03                                                                    200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            West Baton Rouge Parish, LA, (Dow Chemical Co.), due 04/01/03                   100          100,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $4,100,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $320,679,850)                                                                    $344,376,330
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                                                  2,015,579
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $346,391,909
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF FUND INVESTMENTS - 3/31/03 MFS(R) WEST VIRGINIA MUNICIPAL BOND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 96.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 13.9%     Charleston, WV, Public Improvements, 7.2s, 2009                              $1,140       $1,414,649
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority, 5.25s, 2021                           3,115        3,214,586
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia State, Highway Improvements, FGIC, 5.625s, 2019                 2,000        2,199,960
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia State, Public Improvements, FGIC, 5s, 2021                      4,000        4,136,440
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia State, Sewer Improvements, FGIC, 5.25s, 2026                    8,000        8,298,720
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia State, Water Utility Improvements, FGIC, 5.5s, 2017             2,565        2,800,236
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $22,064,591
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 4.9%          Brooke County, WV, Board of Education, FGIC, 5s, 2016                        $1,390       $1,469,577
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5s, 2016             1,000        1,161,840
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA,
                            9.993s, 2019(2)(4)                                                            3,000        4,038,060
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s, 2017(2)(4)            900        1,087,866
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,757,343
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 1.6%              Jefferson County, WV, Board of Education, FGIC, 6.85s, 2009(3)               $1,680       $2,061,830
----------------------------------------------------------------------------------------------------------------------------------
                            Monongalia County, WV, Board of Education, MBIA, 7s, 2005(3)                    500          554,985
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,616,815
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Berkeley County, WV, Hospital Rev. (City Hospital, Inc.),
Hospitals - 10.1%           6.5s, 2022                                                                     $840         $790,289
----------------------------------------------------------------------------------------------------------------------------------
                            Kanawha County, WV, Building Commission Rev. (St. Francis
                            Hospital), 7.5s, 2007(3)                                                        135          153,333
----------------------------------------------------------------------------------------------------------------------------------
                            Ohio County, WV, County Commission Health System Rev. (Ohio Valley
                            Medical Center), 5.75s, 2013                                                    750          641,670
----------------------------------------------------------------------------------------------------------------------------------
                            Randolph County, WV, Community Health Systems Rev. (Davis Health
                            Systems, Inc.), FSA, 5.2s, 2021                                               1,000        1,038,320
----------------------------------------------------------------------------------------------------------------------------------
                            Weirton, WV, Municipal Hospital Building Commission Rev. (Weirton
                            Hospital Medical Center), 6.375s, 2031                                          600          605,790
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Hospital Finance Authority, Hospital Rev. (Cabell
                            Huntington Hospital), AMBAC, 6.25s, 2019                                      5,000        5,258,850
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Hospital Finance Authority, Hospital Rev. (Charleston
                            Area Medical Center), 6.5s, 2023(3)                                           2,000        2,447,940
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont
                            General Hospital), 6.625s, 2019                                               2,000        1,968,760
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Hospital Finance Authority, Hospital Rev. (General
                            Division Medical Office Building), 7.25s, 2014                                2,000        2,066,500
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Hospital Finance Authority, Hospital Rev. (West
                            Virginia University Hospital), AMBAC, 5s, 2018                                1,000        1,034,040
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,005,492
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Harrison County, WV, Building Commission Rev. (Maplewood
Term Care - 2.0%            Retirement), AMBAC, 5.25s, 2021                                              $2,625       $2,721,180
----------------------------------------------------------------------------------------------------------------------------------
                            Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises,
                            Inc.), 5.875s, 2007                                                             500          490,665
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,211,845
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        South Charleston, WV, Pollution Control Rev. (Union Carbide Corp.),
Other - 0.5%                7.625s, 2005                                                                   $730         $789,386
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Braxton County, WV, Solid Waste Disposal Rev. (Weyerhaeuser Co.),
Paper - 1.3%                6.5s, 2025                                                                   $2,000       $2,054,280
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Kanawha County, WV, Commercial Development Rev. (Kroger Co.),
Retail - 2.5%               8s, 2011                                                                     $1,000       $1,019,630
----------------------------------------------------------------------------------------------------------------------------------
                            Kanawha County, WV, Commercial Development Rev. (May Department
                            Stores Co.), 6.5s, 2003                                                       3,000        3,019,740
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,039,370
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 0.7%              Huntington, WV, Housing Corp. Rev., FNMA, 7.5s, 2024                           $800         $818,288
----------------------------------------------------------------------------------------------------------------------------------
                            Webster County, WV, Housing Development Rev. (Circlebrook), FHA,
                            6.35s, 2008                                                                     295          304,030
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,122,318
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%              West Virginia Economic Development Authority, Auto Lease Rev.
                            (Capitol Parking Garage), AMBAC, 5.8s, 2020                                  $1,260       $1,418,571
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - Local - 0.7%      Charlestown, WV, Residential Mortgage Rev., 6.2s, 2011                         $380         $387,000
----------------------------------------------------------------------------------------------------------------------------------
                            Mason County, WV, Housing Rev., 0s, 2014                                      1,700          731,102
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,118,102
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 2.1%      West Virginia State, Housing Development Fund Rev., 5.25s, 2018              $1,000       $1,018,290
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia State, Housing Development Fund Rev., 5.3s, 2023                1,000        1,017,950
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia State, Housing Development Fund Rev., 0s, 2037                  9,000        1,374,030
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,410,270
----------------------------------------------------------------------------------------------------------------------------------
State and Local             Huntington, WV, Municipal Development Authority, Rev., MBIA,
Appropriation - 20.2%       5.1s, 2018                                                                   $1,740       $1,839,406
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority, 5.25s, 2019                           2,000        2,161,680
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority, Rev., (State Office
                            Building), XLCA, 5.25s, 2025                                                  2,000        2,215,800
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Building Commission, Lease Rev., MBIA, 0s, 2007(3)              3,150        2,833,551
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Building Commission, Lease Rev., MBIA, 0s, 2008                 3,050        2,607,689
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Building Commission, Lease Rev., MBIA, 0s, 2009                 1,000          812,650
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Building Commission, Lease Rev. (West Virginia
                            Regional Jail), AMBAC, 5.375s, 2018                                           1,000        1,113,220
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Building Commission, "A", RITES, AMBAC, 9.058s, 2018(2)(4)      4,520        5,543,509
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Building Commission, "B", RITES, AMBAC, 9.058s, 2018(2)(4)      1,250        1,565,925
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Economic Development Authority, MBIA, 5.5s, 2013                1,000        1,136,260
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Economic Development Authority (Correctional Juvenile
                            & Public), 5s, 2020                                                           1,000        1,031,570
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Economic Development Authority (Correctional Juvenile
                            & Public), MBIA, 5s, 2026                                                     2,000        2,026,020
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Economic Development Authority, Department Of
                            Enviromental Protection, 5.5s, 2022                                           2,000        2,157,600
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 0s, 2006(3)                                                       2,500        2,339,175
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia School Building Authority, Misc. Tax Rev., FSA,
                            5.25s, 2021                                                                   2,550        2,655,366
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $32,039,421
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.3%          Virgin Islands, Public Finance Authority, Rev., 5.625s, 2025                   $500         $505,620
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%              Children's Trust Fund, Settlement Rev., 5.375s, 2033                           $750         $688,928
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.9%           West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 5.25s, 2019                                                      $1,335       $1,469,795
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    West Virginia Parkways, Economic Development & Tourism Authority,
Tax - 6.5%                  Rev., FGIC, 5.831s, 2003(3)                                                  $1,100       $1,125,278
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 0s, 2005(3)                                                       2,250        2,169,000
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 0s, 2007(3)                                                       2,000        1,799,080
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 0s, 2008(3)                                                         610          521,538
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 5.25s, 2014                                                       1,020        1,139,982
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 5.25s, 2018                                                       1,405        1,562,023
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Parkways, Economic Development & Tourism Authority,
                            Rev., FGIC, 5.831s, 2019                                                      1,900        1,941,249
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,258,150
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Commonwealth of Puerto Rico, Industrial Tourist Educational
9.8%                        (University Plaza), MBIA, 5s, 2021                                           $1,270       $1,315,161
----------------------------------------------------------------------------------------------------------------------------------
                            Fairmont State College, West Virginia, College Rev., FGIC, 5.25s, 2022        3,000        3,147,960
----------------------------------------------------------------------------------------------------------------------------------
                            Fairmont State College, West Virginia, College Rev., FGIC, 5.375s, 2027       1,500        1,582,020
----------------------------------------------------------------------------------------------------------------------------------
                            Fairmont State College, West Virginia, College Rev., FGIC, 5s, 2032             750          756,157
----------------------------------------------------------------------------------------------------------------------------------
                            State of West Virginia, College Rev., 5.125s, 2022                            1,500        1,548,945
----------------------------------------------------------------------------------------------------------------------------------
                            State of West Virginia, Department of Higher Education (Marshall
                            University), FGIC, 5.25s, 2019                                                1,680        1,778,734
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia University, University Systems Rev. (Marshall
                            University), FGIC, 6s, 2020                                                   2,705        3,065,306
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia University, University Systems Rev. (West Virginia
                            University), MBIA, 5.5s, 2013                                                   425          484,084
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia University, University Systems Rev. (West Virginia
                            University), MBIA, 5.5s, 2020                                                 1,700        1,909,134
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $15,587,501
----------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormatories - 1.3%          West Virgina University, Dormitory Rev., AMBAC, 5s, 2022                     $2,000       $2,034,440
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor        Marshall County, WV, Pollution Control Rev. (Ohio Power Co.), MBIA,
Owned - 8.6%                6.85s, 2022                                                                  $3,150       $3,209,125
----------------------------------------------------------------------------------------------------------------------------------
                            Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), MBIA,
                            6.6s, 2022                                                                    7,000        7,180,740
----------------------------------------------------------------------------------------------------------------------------------
                            Putnam County, WV, Pollution Control Rev. (Appalachian Power Co.),
                            MBIA, 6.6s, 2019                                                              3,200        3,272,640
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $13,662,505
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 7.0%              Clarksburg, WV, Water Rev., FGIC, 5.25s, 2019                                $1,725       $1,851,753
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., 7.1s, 2009(3)                  165          191,484
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., AMBAC, 6.25s, 2020           1,000        1,128,960
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., FSA, 5s, 2018                1,270        1,277,138
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., FSA, 6.2s, 2024              3,000        3,270,630
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., FSA, 5.25s, 2035             2,000        2,053,020
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., Infrastructure
                            Rev., FSA, 5.5s, 2018                                                           390          422,343
----------------------------------------------------------------------------------------------------------------------------------
                            West Virginia Water Development Authority, Rev., Infrastructure
                            Rev., FSA, 5.5s, 2019                                                           895          961,471
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $11,156,799
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $141,566,532)                                                               $153,011,542
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (ExxonMobil Corp.),
                            due 04/01/03                                                                   $100         $100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Harris County, TX, Industrial Development Corp., Pollution Control
                            Rev. (Shell Oil Co.), due 04/01/03                                              100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, Sewer Rev., due 04/02/03                                  500          500,000
----------------------------------------------------------------------------------------------------------------------------------
                            Lincoln County, WY, Pollution Control Rev. (ExxonMobil Corp.), due
                            due 04/01/03                                                                    100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority (Jameson Memorial
                            Hospital), due 04/02/03                                                       1,100        1,100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 160          160,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Finance Authority, Water & Sewer
                            System Rev., due 04/01/03                                                       600          600,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York State, Job Development Authority, due 04/01/03                         100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Oregon State, due 04/02/03                                                      200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facilities Authority Rev., due 04/01/03             100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      350          350,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.),
                            due 04/01/03                                                                    350          350,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $4,060,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $145,626,532)                                                                   $157,071,542
----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                                                  1,935,056
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $159,006,598
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
 (1)Non-income producing security in default.
 (2)Inverse floating rate security.
 (3)Refunded bond.
 (4)Restricted security.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined as such:

Insurers:                                           Inverse Floaters:
AMBAC      -- AMBAC Indemnity Corp.                 INFLOS -- Inverse Floating Security
ASST GTY   -- Asset Guaranty Insurance Co.          RIBS   -- Residual Interest Bonds
CONNIE LEE -- Connie Lee Insurance Co.              RITES  -- Residual Interest Tax-Exempt Security
FGIC       -- Financial Guaranty Insurance Co.      ROLs   -- Residual Option Longs
FHA        -- Federal Housing Administration
FNMA       -- Federal National Mortgage Assn.
FSA        -- Financial Security Assurance, Inc.
GNMA       -- Government National Mortgage Assn.
MBIA       -- Municipal Bond Investors Corp.
XLCA       -- XL Capital Insurance Co.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

                                                                     MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
At 3/31/03                                                                  FUND            FUND            FUND            FUND

ASSETS

Investments -

  Identified cost                                                    $94,470,045    $168,892,879    $374,286,167    $109,762,577
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                                              6,009,730      16,750,848      31,327,583       5,989,454
--------------------------------------------------------------------------------------------------------------------------------
Total, at value                                                     $100,479,775    $185,643,727    $405,613,750    $115,752,031
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                      23,017              --          57,850          93,513
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                          160,378         830,693              --         110,000
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                           84,813         197,076         177,335         162,505
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    1,585,586       2,865,590       5,810,933       1,645,736
--------------------------------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                            --              --              --          52,056
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                 504             968           2,823             264
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $102,334,073    $189,538,054    $411,662,691    $117,816,105
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                         $--        $762,724             $--             $--
--------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                    380,662         673,901       1,465,630         402,759
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                      1,106,510              --       1,311,234       1,384,236
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                        14,688         106,162         472,972          89,014
--------------------------------------------------------------------------------------------------------------------------------
Interest payable on swaps                                                  2,380           4,731           3,832           2,151
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                            39,529          74,545         128,676          37,382
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                                97,334         119,952         496,461         170,971
--------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                           2,861           5,334          11,605           3,289
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                            817           1,524           3,316          17,688
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             3,530           7,144          16,412          22,376
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                         143             266             580           3,043
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    62,056          66,379         112,638          37,559
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $1,710,510      $1,822,662      $4,023,356      $2,170,468
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $100,623,563    $187,715,392    $407,639,335    $115,645,637
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $96,772,785    $171,795,178    $377,337,093    $111,917,947
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                 5,872,867      16,556,351      30,702,446       5,781,101
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on investments     (1,935,242)       (146,734)        714,171      (1,114,375)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income             (86,847)       (489,403)     (1,114,375)       (292,552)
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $100,623,563    $187,715,392    $407,639,335    $115,645,637
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

                                                                     MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                                8,750,954      11,564,627      25,863,836       6,727,785
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                1,285,358       3,567,723       4,832,900       4,585,081
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --       1,220,986       2,603,391              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       10,036,312      16,353,336      33,300,127      11,312,866
--------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                              $87,723,907    $132,842,930    $316,687,107     $68,705,040
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                               12,899,656      40,867,248      59,115,768      46,940,597
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --      14,005,214      31,836,460              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $100,623,563    $187,715,392    $407,639,335    $115,645,637
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                    $10.02          $11.49          $12.24          $10.21
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $10.52          $12.06          $12.85          $10.72
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $10.04          $11.45          $12.23          $10.24
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--          $11.47          $12.23             $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Assets and Liabilities - continued

                                                                  SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
At 3/31/03                                                                  FUND            FUND            FUND            FUND

ASSETS

Investments -

  Identified cost                                                   $151,634,193    $131,594,672    $320,679,850    $145,626,532
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                                             13,978,402      10,108,210      23,696,480      11,445,010
--------------------------------------------------------------------------------------------------------------------------------
Total, at value                                                     $165,612,595    $141,702,882    $344,376,330    $157,071,542
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                      80,880          10,019          35,742          15,164
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                               --              --       1,645,747          25,000
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                          437,296         366,915         377,233         145,799
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    2,439,006       1,940,349       5,112,644       2,621,584
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                               1,168             837           2,694             961
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $168,570,945    $144,021,002    $351,550,390    $159,880,050
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                   $631,218        $502,473      $1,290,296        $608,095
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             --              --       3,474,907              --
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       205,156          28,834         100,672          77,641
--------------------------------------------------------------------------------------------------------------------------------
Interest payable on swaps                                                  4,726             149           4,913           4,422
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                            73,360          25,279         104,958          67,346
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                               114,956          14,439          41,511          17,023
--------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                           4,759           4,072           9,854           4,523
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                          1,360           1,163           2,815           1,292
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             6,745           5,529          11,871           5,552
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                         238             204             493             226
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    81,317          74,370         116,191          87,332
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $1,123,835        $656,512      $5,158,481        $873,452
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $167,447,110    $143,364,490    $346,391,909    $159,006,598
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                     $155,549,833    $133,674,551    $327,739,696    $150,735,636
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                13,790,086      10,068,492      23,550,011      11,360,641
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                          (2,021,158)        (42,588)     (3,948,710)     (2,609,731)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income                                                        128,349        (335,965)       (949,088)       (479,948)
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $167,447,110    $143,364,490    $346,391,909    $159,006,598
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

                                                                  SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
                                                                            FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                               10,361,410      10,626,283      26,547,695      11,862,120
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                3,002,739       2,528,966       2,195,863       1,653,367
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --       1,099,267              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       13,364,149      13,155,249      29,842,825      13,515,487
--------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                             $129,843,836    $115,818,747    $308,164,241    $139,563,527
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                               37,603,274      27,545,743      25,470,068      19,443,071
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --      12,757,600              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $167,447,110    $143,364,490    $346,391,909    $159,006,598
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                    $12.53          $10.90          $11.61          $11.77
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $13.15          $11.44          $12.19          $12.36
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $12.52          $10.89          $11.60          $11.76
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--             $--          $11.61             $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                                                  MISSISSIPPI         NEW YORK   NORTH CAROLINA     PENNSYLVANIA
                                                                         FUND             FUND             FUND             FUND

For year ended 3/31/03

NET INVESTMENT INCOME

Interest income                                                    $5,039,111       $9,542,877      $21,785,277       $4,770,829
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $518,992         $966,920       $2,211,625         $530,341
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                 17,807           18,590           26,807           18,278
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee                                        94,317          175,715          401,790           96,360
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                     --          320,249        1,099,663           50,862
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                 96,696          355,456          593,418          340,006
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --          120,695          282,587               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                      8,755           16,377           37,468            8,838
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          39,615           75,731          167,630           43,592
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                6,023           17,141           21,744           12,369
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                 1,637            4,318            8,315            3,402
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          33,555           33,155           33,555           33,360
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              6,058            2,516            3,813            2,887
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          66,325          128,689          147,587           67,383
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $889,780       $2,235,552       $5,036,002       $1,207,678
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                   (2,112)          (4,025)          (6,996)          (2,633)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (188,884)        (351,918)        (805,361)        (421,719)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $698,784       $1,879,609       $4,223,645         $783,326
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $4,340,327       $7,663,268      $17,561,632       $3,987,503
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)-

Investment transactions                                              $211,423         $586,447       $2,016,429          $59,828
--------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                          --         (301,821)              --         (209,196)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $211,423         $284,626       $2,016,429        $(149,368)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                        $3,946,275       $8,311,361      $17,725,133       $4,683,010
--------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                          --          (21,246)              --          (10,285)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                    (136,863)        (194,497)        (625,137)        (208,353)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                 $3,809,412       $8,095,618      $17,099,996       $4,464,372
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    $4,020,835       $8,380,244      $19,116,425       $4,315,004
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                             $8,361,162      $16,043,512      $36,678,057       $8,302,507
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued

                                                               SOUTH CAROLINA        TENNESSEE         VIRGINIA    WEST VIRGINIA
                                                                         FUND             FUND             FUND             FUND
For year ended 3/31/03

NET INVESTMENT INCOME

Interest income                                                    $9,199,221       $7,462,720      $19,134,054       $8,580,794
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $898,358         $771,825       $1,892,000         $830,632
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                 19,992           16,809           22,482           19,936
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee                                       163,215          140,248          343,685          150,945
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                445,681          393,767        1,071,678          463,634
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                358,778          277,436          258,668          184,775
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --               --          116,245               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                     15,178           12,957           32,136           14,016
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          68,081           59,696          144,399           64,017
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                8,143            9,233           26,021           10,239
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                 3,217            2,344            9,868            2,922
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          33,555           32,755           33,360           34,255
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              4,826            2,923            3,434            2,307
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          91,893          100,203          185,156          103,130
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $2,110,917       $1,820,196       $4,139,132       $1,880,808
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                   (3,081)          (2,118)          (5,781)          (2,975)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (327,104)        (280,956)        (689,103)        (302,326)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                       $1,780,732       $1,537,122       $3,444,248       $1,575,507
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $7,418,489       $5,925,598      $15,689,806       $7,005,287
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)-

Investment transactions                                              $714,730         $317,759         $317,568         $361,090
--------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                          --           42,139          (77,815)              --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                     $714,730         $359,898         $239,753         $361,090
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                        $6,648,783       $5,831,693      $14,001,588       $5,414,037
--------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                          --           43,750          (26,514)              --
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                    (188,316)         (39,718)        (146,469)         (84,369)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                 $6,460,467       $5,835,725      $13,828,605       $5,329,668
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    $7,175,197       $6,195,623      $14,068,358       $5,690,758
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                            $14,593,686      $12,121,221      $29,758,164      $12,696,045
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of income and gains (losses) separated by share class.

                                                                        MISSISSIPPI       NEW YORK NORTH CAROLINA   PENNSYLVANIA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/03

OPERATIONS

Net investment income                                                    $4,340,327     $7,663,268    $17,561,632     $3,987,503
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     211,423        284,626      2,016,429       (149,368)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                        3,809,412      8,095,618     17,099,996      4,464,372
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                   $8,361,162    $16,043,512    $36,678,057     $8,302,507
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(4,058,929)   $(6,022,805)  $(14,502,430)   $(2,791,122)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (469,269)    (1,402,028)    (2,353,128)    (1,467,283)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --       (476,288)    (1,117,181)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,528,198)   $(7,901,121)  $(17,972,739)   $(4,258,405)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $17,633,153    $43,561,956    $39,282,954    $50,723,478
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,287,961      5,090,304     11,621,792      2,485,165
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                (9,311,035)   (30,877,198)   (46,495,365)   (17,554,351)
--------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                 $10,610,079    $17,775,062     $4,409,381    $35,654,292
--------------------------------------------------------------------------------------------
Total increase in net assets                                            $14,443,043    $25,917,453    $23,114,699    $39,698,394
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   86,180,520    161,797,939    384,524,636     75,947,243
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $100,623,563   $187,715,392   $407,639,335   $115,645,637
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                    $(86,847)     $(489,403)   $(1,114,375)     $(292,552)
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Changes in Net Assets - continued

                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/03

OPERATIONS

Net investment income                                                    $7,418,489     $5,925,598    $15,689,806     $7,005,287
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                            714,730        359,898        239,753        361,090
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                        6,460,467      5,835,725     13,828,605      5,329,668
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                  $14,593,686    $12,121,221    $29,758,164    $12,696,045
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(6,104,336)   $(5,116,263)  $(14,108,313)   $(6,342,674)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                (1,485,789)    (1,081,818)    (1,023,751)      (762,988)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (459,134)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(7,590,125)   $(6,198,081)  $(15,591,198)   $(7,105,662)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $26,803,450    $27,676,408    $27,785,098    $22,629,845
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          4,672,734      3,548,392      8,405,139      4,569,399
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (26,609,520)   (21,260,850)   (40,642,264)   (11,890,910)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from fund share transactions       $4,866,664     $9,963,950    $(4,452,027)   $15,308,334
--------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                            $11,870,225    $15,887,090     $9,714,939    $20,898,717
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  155,576,885    127,477,400    336,676,970    138,107,881
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $167,447,110   $143,364,490   $346,391,909   $159,006,598
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment
income included in net assets at end of period                             $128,349      $(335,965)     $(949,088)     $(479,948)
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Changes in Net Assets - continued

                                                                        MISSISSIPPI       NEW YORK NORTH CAROLINA   PENNSYLVANIA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/02

OPERATIONS

Net investment income                                                    $4,083,197     $7,627,244    $18,060,739     $3,054,366
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       4,346        (93,926)       696,191         98,582
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                       (1,471,406)    (2,712,994)    (7,699,105)    (1,141,702)
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                   $2,616,137     $4,820,324    $11,057,825     $2,011,246
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(3,683,279)   $(6,099,683)  $(14,635,617)   $(2,075,976)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (482,910)    (1,164,471)    (2,529,240)    (1,011,079)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --       (396,439)      (895,882)            --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income

  Class A                                                                        --       (147,928)      (169,027)       (18,657)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                        --        (28,240)       (29,210)        (9,086)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --         (9,614)       (10,347)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,166,189)   $(7,846,375)  $(18,269,323)   $(3,114,798)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $16,084,158    $32,684,225    $38,799,316    $33,021,045
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          1,814,692      4,476,040      9,894,770      1,638,362
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                (8,612,035)   (32,758,978)   (44,952,888)   (12,277,890)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                  $9,286,815     $4,401,287     $3,741,198    $22,381,517
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  $7,736,763     $1,375,236    $(3,470,300)   $21,277,965
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   78,443,757    160,422,703    387,994,936     54,669,278
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $86,180,520   $161,797,939   $384,524,636    $75,947,243
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment
income included in net assets at end of period                              $98,683      $(256,772)     $(688,418)      $(36,399)
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Changes in Net Assets - continued

                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/02

OPERATIONS

Net investment income                                                    $7,484,626     $5,676,822    $16,134,403     $6,676,060
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     325,349        499,255       (379,579)       (83,515)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                       (2,328,148)    (2,271,596)    (6,224,413)    (1,631,638)
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                   $5,481,827     $3,904,481     $9,530,411     $4,960,907
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(5,948,768)   $(4,679,266)  $(14,517,193)   $(5,833,533)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                (1,469,369)    (1,049,380)    (1,239,941)      (700,986)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (377,269)            --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income

  Class A                                                                        --        (35,365)       (47,137)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                        --         (7,931)        (4,026)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --         (1,225)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(7,418,137)   $(5,771,942)  $(16,186,791)   $(6,534,519)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $23,124,168    $17,311,737    $31,528,216    $13,238,658
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          3,745,287      2,809,853      7,643,075      3,578,869
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (23,187,003)   (13,530,016)   (37,255,389)   (12,168,435)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                  $3,682,452     $6,591,574     $1,915,902     $4,649,092
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  $1,746,142     $4,724,113    $(4,740,478)    $3,075,480
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  153,830,743    122,753,287    341,417,448    135,032,401
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $155,576,885   $127,477,400   $336,676,970   $138,107,881
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment
income included in net assets at end of period                             $314,714       $(57,954)   $(1,024,201)     $(370,789)
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights provide a summary of income and capital gains from fund operations less expenses for each share class offered by the fund.

For years ended 3/31

CLASS A                                                                 2003         2002         2001         2000         1999

Net asset value, beginning of period                                   $9.61        $9.78        $9.37        $9.93        $9.88
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)

Net investment income(1)                                               $0.46        $0.49        $0.50        $0.50        $0.49
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.44        (0.16)        0.41        (0.56)        0.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.90        $0.33        $0.91       $(0.06)       $0.55
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.49)      $(0.50)      $(0.50)      $(0.50)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.02        $9.61        $9.78        $9.37        $9.93
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(5)                                                     9.48         3.45        10.02        (0.58)        5.62
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(4)                                                             0.64         0.65         0.65         0.66         0.73
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.70         5.05         5.28         5.22         4.94
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        22            6           19           18            6
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $87,724      $76,004      $67,458      $66,173      $66,869
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.44        $0.47        $0.48        $0.48        $0.48
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(4)                                                             0.84         0.85         0.85         0.84         0.85
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.50         4.85         5.08         5.04         4.82
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
    April 1, 2001, have not been restated to reflect this change in presentation.

3   Per share data are based on average shares outstanding.

4   Ratios do not reflect reductions from fees paid indirectly.

5   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2003         2002         2001         2000         1999

Net asset value, beginning of period                                   $9.62        $9.79        $9.38        $9.94        $9.89
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)

Net investment income(1)                                               $0.38        $0.42        $0.43        $0.42        $0.41
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.44        (0.17)        0.41        (0.56)        0.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.82        $0.25        $0.84       $(0.14)       $0.47
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.40)      $(0.42)      $(0.43)      $(0.42)      $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.04        $9.62        $9.79        $9.38        $9.94
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        8.67         2.62         9.17        (1.37)        4.80
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(4)                                                             1.47         1.45         1.43         1.46         1.51
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.86         4.23         4.50         4.41         4.16
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        22            6           19           18            6
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $12,900      $10,177      $10,986      $10,786      $11,465
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.36        $0.40        $0.41        $0.40        $0.40
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(4)                                                             1.67         1.65         1.63         1.64         1.63
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.66         4.03         4.30         4.23         4.04
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
    April 1, 2001, have not been restated to reflect this change in presentation.

3   Per share data are based on average shares outstanding.

4   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $10.94        $11.14        $10.58        $11.27        $11.26
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.52         $0.53         $0.55         $0.55         $0.56
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.56         (0.18)         0.57         (0.69)         0.01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.08         $0.35         $1.12        $(0.14)        $0.57
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.53)       $(0.54)       $(0.55)       $(0.55)       $(0.56)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.01)        (0.01)           --         (0.00)(3)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.53)       $(0.55)       $(0.56)       $(0.55)       $(0.56)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.49        $10.94        $11.14        $10.58        $11.27
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                10.05          3.16         10.75         (1.06)         5.14
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         0.87          0.88          0.86          0.85          0.93
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.56          4.80          5.10          5.14          4.93
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    17            18            35            38            26
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $132,843      $121,717      $125,917      $101,403      $116,767
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.49         $0.51         $0.52         $0.53         $0.55
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                         1.07          1.08          1.06          1.03          1.05
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.36          4.60          4.90          4.96          4.81
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $10.93       $11.13       $10.58       $11.27       $11.26
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.43        $0.45        $0.46        $0.47        $0.47
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.54        (0.19)        0.57        (0.69)        0.01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.97        $0.26        $1.03       $(0.22)       $0.48
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.45)      $(0.45)      $(0.47)      $(0.47)      $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                                                              )<3
                                                                          --        (0.01)       (0.01)          --        (0.00>
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.45)      $(0.46)      $(0.48)      $(0.47)      $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.45       $10.93       $11.13       $10.58       $11.27
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        8.96         2.39         9.94        (1.89)        4.46
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             1.62         1.63         1.61         1.60         1.68
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.80         4.05         4.33         4.38         4.18
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        17           18           35           38           26
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $40,867      $29,903      $25,928      $20,224      $30,408
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.41        $0.43        $0.44        $0.45        $0.46
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                             1.82         1.83         1.81         1.78         1.80
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.60         3.85         4.13         4.20         4.06
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          For years ended 3/31      Period Ended
                                                                                           2003           2002      3/31/12001(3)
CLASS C
Net asset value, beginning of period                                                     $10.93         $11.13            $10.91
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(6)
Net investment income(1)                                                                  $0.43          $0.45             $0.14
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     0.56          (0.18)             0.23
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          $0.99          $0.27             $0.37
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                               $(0.45)        $(0.46)           $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                           --          (0.01)            (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(0.45)        $(0.47)           $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $11.47         $10.93            $11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                           9.14           2.39              3.36(5)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(7)                                                                                1.62           1.63              1.61(4)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                                   3.81           4.05              4.20(4)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                           17             18                35
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                               $14,005        $10,178            $8,578
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                                                  $0.41          $0.43             $0.14
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(7)                                                                                1.82           1.83              1.81(4)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                                   3.61           3.85              4.00(4)
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   For the period from the inception of Class C shares, December 11, 2000, through March 31, 2001.
4   Annualized.
5   Not annualized.
6   Per share data are based on average shares outstanding.
7   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.68        $11.89        $11.35        $12.14        $12.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.54         $0.57         $0.58         $0.59         $0.59
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.58         (0.21)         0.55         (0.80)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.12         $0.36         $1.13        $(0.21)        $0.57
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.56)       $(0.57)       $(0.58)       $(0.58)       $(0.58)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.00)(3)     (0.01)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.56)       $(0.57)       $(0.59)       $(0.58)       $(0.58)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.24        $11.68        $11.89        $11.35        $12.14
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                 9.71          3.08         10.20         (1.67)         4.76
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         0.91          0.92          0.91          0.91          0.98
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.50          4.78          5.03          5.07          4.76
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    20            13            27             9            30
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $316,687      $303,250      $308,447      $310,624      $364,576
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.52         $0.54         $0.56         $0.57         $0.57
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                         1.11          1.12          1.11          1.09          1.10
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.30          4.58          4.83          4.89          4.64
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $11.67       $11.89       $11.35       $12.13       $12.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                               $0.47        $0.48        $0.50        $0.51        $0.50
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.57        (0.20)        0.55        (0.78)       (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.04        $0.28        $1.05       $(0.27)       $0.48
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.48)      $(0.49)      $(0.50)      $(0.51)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.01)       (0.01)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.48)      $(0.50)      $(0.51)      $(0.51)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.23       $11.67       $11.89       $11.35       $12.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        9.01         2.33         9.49        (2.22)        4.00
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                             1.56         1.57         1.56         1.56         1.63
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.85         4.07         4.37         4.42         4.11
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        20           13           27            9           30
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $59,116      $57,534      $60,449      $48,794      $52,033
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.44        $0.46        $0.48        $0.49        $0.49
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(4)                                                             1.76         1.77         1.76         1.74         1.75
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.65         3.87         4.17         4.24         3.99
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share data are based on average shares outstanding.
4   Ratios do not reflect reductions from fees paid indirectly.
See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS C                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $11.67       $11.89       $11.35       $12.13       $12.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                               $0.46        $0.48        $0.50        $0.51        $0.50
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.58        (0.20)        0.55        (0.78)       (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.04        $0.28        $1.05       $(0.27)       $0.48
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.48)      $(0.49)      $(0.50)      $(0.51)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.01)       (0.01)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.48)      $(0.50)      $(0.51)      $(0.51)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.23       $11.67       $11.89       $11.35       $12.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        9.01         2.33         9.49        (2.22)        4.00
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                             1.56         1.57         1.56         1.56         1.63
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.84         4.07         4.37         4.42         4.11
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        20           13           27            9           30
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $31,836      $23,741      $19,099      $14,206      $14,084
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.44        $0.46        $0.48        $0.49        $0.49
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(4)                                                             1.76         1.77         1.76         1.74         1.75
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.64         3.87         4.17         4.24         3.99
--------------------------------------------------------------------------------------------------------------------------------

2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share data are based on average shares outstanding.
4   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
For years ended 3/31
CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                               $9.73         $9.85         $9.36         $9.90         $9.82
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.45         $0.48         $0.49         $0.50         $0.48
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.51         (0.11)         0.49         (0.55)         0.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.96         $0.37         $0.98        $(0.05)        $0.56
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.48)       $(0.49)       $(0.49)       $(0.49)       $(0.48)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.00)(3)        --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.48)       $(0.49)       $(0.49)       $(0.49)       $(0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.21         $9.73         $9.85         $9.36         $9.90
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                10.12          3.85         10.85         (0.45)         5.85
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         0.48          0.36          0.37          0.38          0.45
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.47          4.90          5.17          5.19          4.85
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    19            19            10            48             8
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $68,705       $47,661       $33,842       $25,494       $21,695
--------------------------------------------------------------------------------------------------------------------------------

1   Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
    The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:
Net investment income(2)                                           $0.40         $0.43         $0.44         $0.44         $0.43
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                         0.96          0.89          0.93          0.91          0.93
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.99          4.37          4.61          4.66          4.37
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                   $9.75        $9.88        $9.38        $9.92        $9.84
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.36        $0.40        $0.42        $0.42        $0.41
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.53        (0.12)        0.50        (0.55)        0.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.89        $0.28        $0.92       $(0.13)       $0.49
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.40)      $(0.41)      $(0.42)      $(0.41)      $(0.41)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.00)(3)       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.40)      $(0.41)      $(0.42)      $(0.41)      $(0.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.24        $9.75        $9.88        $9.38        $9.92
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        9.21         2.86        10.06        (1.25)        5.02
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             1.30         1.20         1.17         1.19         1.23
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.62         4.06         4.38         4.38         4.07
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        19           19           10           48            8
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $46,941      $28,286      $20,827      $17,496      $23,983
--------------------------------------------------------------------------------------------------------------------------------

1   Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
    The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share would have been:

Net investment income(2)                                               $0.32        $0.35        $0.36        $0.37        $0.33
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                             1.78         1.73         1.73         1.72         1.71
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.14         3.53         3.82         3.85         3.59
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
For years ended 3/31
CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $12.00        $12.15        $11.58        $12.48        $12.52
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.58         $0.60         $0.60         $0.58         $0.57
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.54         (0.16)         0.56         (0.86)        (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.12         $0.44         $1.16        $(0.28)        $0.53
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.59)       $(0.59)       $(0.59)       $(0.58)       $(0.57)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                 --            --            --         (0.03)           --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --            --            --            --         (0.00(3)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                         --            --            --         (0.01)           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.59)       $(0.59)       $(0.59)       $(0.62)       $(0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.53        $12.00        $12.15        $11.58        $12.48
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                 9.51          3.68         10.26         (2.27)         4.33
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:(1)
Expenses(5)                                                         0.95          0.94          0.96          0.94          1.02
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.68          4.91          5.13          4.91          4.55
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    21            10            33            18            25
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $129,844      $121,438      $120,529      $121,064      $145,787
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:
Net investment income(2)                                           $0.55         $0.57         $0.58         $0.56         $0.56
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                         1.15          1.14          1.16          1.12          1.14
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.48          4.71          4.93          4.73          4.43
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share, and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $11.99       $12.14       $11.58       $12.47       $12.52
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.50        $0.52        $0.52        $0.51        $0.48
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.54        (0.16)        0.55        (0.86)       (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.04        $0.36        $1.07       $(0.35)       $0.44
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.51)      $(0.51)      $(0.51)      $(0.50)      $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                     --           --           --        (0.03)          --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --           --           --           --        (0.00)(3)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                             --           --           --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.51)      $(0.51)      $(0.51)      $(0.54)      $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.52       $11.99       $12.14       $11.58       $12.47
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        8.81         3.01         9.46        (2.82)        3.57
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             1.60         1.59         1.61         1.59         1.67
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.03         4.25         4.47         4.26         3.90
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        21           10           33           18           25
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $37,603      $34,139      $33,302      $31,532      $36,226
--------------------------------------------------------------------------------------------------------------------------------

1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.47        $0.49        $0.50        $0.48        $0.47
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                             1.80         1.79         1.81         1.77         1.79
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.83         4.05         4.27         4.08         3.78
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS A                                                              2003          2002         2001          2000          1999
Net asset value, beginning of period                               $10.43        $10.58       $10.11        $10.87        $10.91
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                            $0.47         $0.49        $0.50         $0.50         $0.53
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.49         (0.14)        0.47         (0.69)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.96         $0.35        $0.97        $(0.19)        $0.51
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                         $(0.49)       $(0.50)      $(0.50)       $(0.50)       $(0.52)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                  --            --           --         (0.07)        (0.03)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                     --         (0.00)(3)       --            --            --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                          --            --           --         (0.00)(3)        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.49)       $(0.50)      $(0.50)       $(0.57)       $(0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.90        $10.43       $10.58        $10.11        $10.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                  9.34          3.36         9.87         (1.75)         4.80
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                          0.97          0.94         0.95          0.96          1.02
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             4.35          4.66         4.87          4.80          4.79
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     16            12           19            20            16
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $115,819      $101,294      $99,097      $100,251      $117,296
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:
Net investment income(2)                                            $0.45         $0.47        $0.48         $0.48         $0.51
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                          1.17          1.14         1.15          1.14          1.14
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             4.15          4.46         4.67          4.62          4.67
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $10.42       $10.57       $10.10       $10.86       $10.91
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.40        $0.42        $0.43        $0.43        $0.45
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.49        (0.14)        0.47        (0.69)       (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.89        $0.28        $0.90       $(0.26)       $0.43
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.42)      $(0.43)      $(0.43)      $(0.43)      $(0.45)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                     --           --           --        (0.07)       (0.03)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.00)(3)       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                             --           --           --        (0.00)(3)       --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.42)      $(0.43)      $(0.43)      $(0.50)      $(0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.89       $10.42       $10.57       $10.10       $10.86
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        8.64         2.69         9.17        (2.39)        4.04
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             1.62         1.59         1.60         1.61         1.67
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.70         4.00         4.22         4.15         4.14
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        16           12           19           20           16
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $27,546      $26,183      $23,656      $21,321      $22,765
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.38        $0.40        $0.41        $0.41        $0.44
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                             1.82         1.79         1.80         1.79         1.79
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.50         3.80         4.02         3.97         4.02
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.14        $11.36        $10.91        $11.60        $11.61
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.53         $0.54         $0.56         $0.57         $0.55
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.47         (0.22)         0.45         (0.70)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.00         $0.32         $1.01        $(0.13)        $0.54
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.53)       $(0.54)       $(0.56)       $(0.56)       $(0.55)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.00)(3)     (0.00)(3)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.53)       $(0.54)       $(0.56)       $(0.56)       $(0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.61        $11.14        $11.36        $10.91        $11.60
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                 9.10          2.87          9.55         (1.09)         4.71
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         0.93          0.92          0.91          0.91          0.99
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.62          4.77          5.06          5.07          4.73
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    13            14            24            13            24
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $308,164      $299,088      $304,581      $311,934      $365,880
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.51         $0.52         $0.54         $0.54         $0.54
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         1.13          1.12          1.11          1.09          1.11
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.42          4.57          4.86          4.89          4.61
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.13        $11.35        $10.91        $11.60        $11.61
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.46         $0.47         $0.48         $0.49         $0.47
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.46         (0.22)         0.44         (0.70)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.92         $0.25         $0.92        $(0.21)        $0.46
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.45)       $(0.47)       $(0.48)       $(0.48)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.00)(3)     (0.00)(3)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.45)       $(0.47)       $(0.48)       $(0.48)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.60        $11.13        $11.35        $10.91        $11.60
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.40          2.20          8.76         (1.73)         4.04
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         1.58          1.58          1.56          1.56          1.64
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.97          4.12          4.39          4.42          4.08
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    13            14            24            13            24
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $25,470       $26,970       $29,872       $29,316       $35,644
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.43         $0.45         $0.46         $0.47         $0.46
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         1.78          1.78          1.76          1.74          1.76
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.77          3.92          4.19          4.24          3.96
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
For years ended 3/31
CLASS C                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.13        $11.36        $10.91        $11.60        $11.61
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.45         $0.47         $0.48         $0.49         $0.47
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.48         (0.23)         0.45         (0.70)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.93         $0.24         $0.93        $(0.21)        $0.46
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.45)       $(0.47)       $(0.48)       $(0.48)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.00)(3)     (0.00)(3)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.45)       $(0.47)       $(0.48)       $(0.48)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.61        $11.13        $11.36        $10.91        $11.60
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.49          2.10          8.85         (1.73)         4.04
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         1.58          1.57          1.56          1.56          1.64
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.97          4.10          4.37          4.42          4.08
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    13            14            24            13            24
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $12,758       $10,619        $6,965        $5,171        $6,523
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.43         $0.44         $0.46         $0.47         $0.46
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         1.78          1.77          1.76          1.74          1.76
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.77          3.90          4.17          4.24          3.96
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
For years ended 3/31
CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.32        $11.45        $10.95        $11.75        $11.77
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.55         $0.57         $0.57         $0.57         $0.56
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.46         (0.14)         0.50         (0.80)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.01         $0.43         $1.07        $(0.23)        $0.55
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.56)       $(0.56)       $(0.57)       $(0.57)       $(0.57)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --            --            --            --         (0.00(3)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.56)       $(0.56)       $(0.57)       $(0.57)       $(0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.77        $11.32        $11.45        $10.95        $11.75
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                 9.04          3.79         10.04         (1.89)         4.73
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         0.96          0.93          0.95          0.95          1.02
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.71          4.97          5.14          5.13          4.78
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    13             2             9            30            13
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $139,564      $121,860      $118,862      $117,174      $133,456
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.53         $0.55         $0.55         $0.55         $0.55
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         1.16          1.13          1.15          1.13          1.14
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.51          4.77          4.94          4.95          4.66
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.
6   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31
CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.31        $11.44        $10.94        $11.74        $11.77
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.47         $0.50         $0.50         $0.50         $0.49
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.46         (0.15)         0.50         (0.80)        (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.93         $0.35         $1.00        $(0.30)        $0.46
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.48)       $(0.48)       $(0.50)       $(0.50)       $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                                                              )<3
                                                                      --            --            --            --         (0.00>
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.48)       $(0.48)       $(0.50)       $(0.50)       $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.76        $11.31        $11.44        $10.94        $11.74
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.34          3.12          9.34         (2.53)         3.97
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         1.61          1.59          1.60          1.60          1.67
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.06          4.31          4.48          4.48          4.13
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    13             2             9            30            13
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $19,443       $16,248       $16,170       $14,727       $17,166
--------------------------------------------------------------------------------------------------------------------------------
1   The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.45         $0.47         $0.48         $0.48         $0.48
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         1.81          1.79          1.80          1.78          1.79
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.86          4.11          4.28          4.30          4.01
--------------------------------------------------------------------------------------------------------------------------------
2   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001, have not been restated to reflect this change in presentation.
3   Per share amount was less than $0.01.
4   Per share data are based on average shares outstanding.
5   Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Futures Contracts - Each fund may enter into futures contracts for the delayed delivery of securities, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds use swaps for both hedging and non-hedging purposes. For hedging purposes, each fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the funds may use swaps to take a position on anticipated changes in the underlying financial index.

Rate Lock Swaps - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. These amounts are shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the year ended March 31, 2003 was as follows:

                                                  NORTH                      SOUTH                                    WEST
                    MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                       FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Distributions
  paid from:
Tax-exempt income   $4,528,198    $7,901,121   $17,972,739   $4,258,405   $7,590,125    $6,198,081   $15,591,198   $7,105,662
--------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions declared for the year ended March 31, 2002 was as follows:

                                                 NORTH                      SOUTH                                    WEST
                    MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                       FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
Distributions
  paid from:
Tax-exempt income   $4,138,987    $7,803,911   $18,241,878   $3,114,798   $7,376,697    $5,771,942   $16,186,791   $6,534,519
--------------------------------------------------------------------------------------------------------------------------------
Ordinary income         27,201        42,464       27,445        --           41,440        --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions $4,166,188    $7,846,375   $18,269,323   $3,114,798   $7,418,137    $5,771,942   $16,186,791   $6,534,519
--------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2003, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, capital losses, and utilization of equalization (a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares):

                                                       NORTH                       SOUTH                                     WEST
                        MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
                           FUND          FUND          FUND          FUND          FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease):
Paid-in capital            $(5,845)      $8,848     $149,871        $(4,894)     $32,210        $33,996     $(11,086)        $4,732
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
realized gain (loss)
on investments               3,504      (14,070)    (135,021)        (9,855)     (17,481)       (28,468)      34,581          4,052
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated
distributions in
excess of net
investment income            2,341        5,222      (14,850)        14,749      (14,729)        (5,528)     (23,495)        (8,784)
-----------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                       NORTH                       SOUTH                                     WEST
                        MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
                           FUND          FUND          FUND          FUND          FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-
exempt income             $343,501     $205,454     $380,649       $125,108     $782,228       $186,930     $364,070       $150,944
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed long-
term capital gains              --           --      361,327             --           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Capital loss
carryforward            (1,942,775)    (223,290)          --     (1,774,306)  (2,272,280)      (127,577)  (4,143,131)    (2,813,694)
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized
appreciation             5,880,400   16,632,907   31,055,291      5,833,980   14,041,208     10,153,481   23,744,432     11,564,604
-----------------------------------------------------------------------------------------------------------------------------------
Other temporary
differences                430,348     (694,857)  (1,495,024)      (457,092)    (653,879)      (522,895)  (1,313,158)      (630,892)
-----------------------------------------------------------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforwards may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                       NORTH                       SOUTH                                     WEST
                        MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
EXPIRATION DATE            FUND          FUND          FUND          FUND          FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2004          (1,713,942)          --           --       (901,623)          --             --           --     (1,736,294)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2005            (228,833)          --           --       (533,472)          --             --     (342,289)      (714,690)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2008                  --     (125,312)          --        (43,665)           --            --           --        (58,823)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2009                  --           --           --       (175,279)  (2,272,280)      (127,577)  (1,733,400)      (220,540)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2010                  --      (97,978)          --             --           --             --   (2,067,442)       (83,347)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2011                  --           --           --       (120,267)          --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total                 $(1,942,775)   $(223,290)         $--    $(1,774,306) $(2,272,280)     $(127,577) $(4,143,131)    $(2,813,694)
-----------------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee may be rescinded for a fund by MFS only with the approval of that fund's Board of Trustees. For each fund, management fees incurred for the year ended March 31, 2003 were 0.35% of average daily net assets on an annualized basis.

Until January 1, 2003, the Pennsylvania fund had a temporary expense reimbursement agreement whereby MFS had agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The Pennsylvania Fund in turn paid MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeded the Pennsylvania Fund's actual expenses, the excess was applied to the amounts paid by MFS in prior years. At December 31, 2002, aggregate unreimbursed expenses amounted to $59,063. MFS did not impose the reimbursement fee of $278,332.

Effective January 1, 2003, MFS has agreed to pay the Pennsylvania Fund's operating expenses exclusive of management, distribution and service fees such that the fund's aggregate expenses do not exceed 0.20% of its average daily net assets. This is reflected as a reduction of total expenses on the Statement of Operations. At January 1, 2003 MFS gave up the right to the $59,063 in unreimbursed expenses.

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of MFS, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. The pension expenses and one-time plan settlement expenses included in Trustees' compensation for inactive trustees for the year ended March 31, 2003 were as follows:

                                                      NORTH                       SOUTH                                     WEST
                        MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
                           FUND          FUND          FUND          FUND          FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Pension Expense             $1,029       $1,859       $2,385         $1,044       $1,515         $1,138       $1,548         $1,510
-----------------------------------------------------------------------------------------------------------------------------------
Settlement Expense         $14,471      $12,217      $15,320        $15,139      $14,491        $11,712      $15,113        $14,428
-----------------------------------------------------------------------------------------------------------------------------------

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion                                                      0.0175%
--------------------------------------------------------------------------------
Next $2.5 billion                                                     0.0130%
--------------------------------------------------------------------------------
Next $2.5 billion                                                     0.0005%
--------------------------------------------------------------------------------
In excess of $7 billion                                               0.0000%
--------------------------------------------------------------------------------

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2003, as its portion of the sales charge on sales of Class A shares of each fund.

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
     $46,180           $50,565          $85,633         $110,060         $74,378         $48,783         $63,773         $72,366
---------------------------------------------------------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to the following amounts for the year ended March 31, 2003:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
       $--              $7,814          $10,474           $255            $2,714          $1,736         $12,853         $4,869
--------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2003, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
        --              0.25%            0.35%            0.09%           0.35%           0.35%           0.35%           0.35%
--------------------------------------------------------------------------------------------------------------------------------

Payments of the Mississippi Fund's 0.35% per annum Class A distribution and service fee will commence on such date as the Trustees of Trust may determine. In the case of the New York and Pennsylvania Funds, payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

On June 1, 2002, payments of the 0.10% Class A service fee for the Pennsylvania Fund commenced. The remaining portion of the 0.25% Class A service fee is not yet implemented and will become payable on such a date as the Trustees of the Trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer. For Class B and Class C, service fees retained for the year ended March 31, 2003 were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Class B                          $--           $118          $38         $187       $1,173        $18          $97         $99
----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A            $2           $1          N/A          N/A         N/A          $1          N/A
----------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2003, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Class B                         0.83%          1.00%        1.00%       0.91%        1.00%       1.00%        1.00%       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A           1.00%        1.00%        N/A          N/A         N/A         1.00%        N/A
----------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine.
Except in the case of the Pennsylvania Fund, the 0.25% per annum first year Class B shares service fee is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares 12 months following the purchase and for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 2003 for Class A, Class B, and Class C shares were are follows:

CDSC IMPOSED                                                NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A                          $--          $2,909         $14         $239        $137       $10,000       $321       $12,572
----------------------------------------------------------------------------------------------------------------------------------
Class B                        $12,850        $69,952     $119,085     $86,888      $66,876     $55,692      $75,466     $26,531
----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A           $3,541      $4,112        N/A          N/A         N/A         $2,817       N/A
----------------------------------------------------------------------------------------------------------------------------------

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholders servicing agent.
The fee is calculated as a percentage of the funds' average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the fee as a percentage of the funds' daily net assets will be 0.11%.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities and short-term obligations, were as follows:

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
IMPOSED                     FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases                $28,902,153  $45,321,338   $78,706,426  $49,302,858   $35,849,231  $32,233,943   $45,042,340  $31,398,177
----------------------------------------------------------------------------------------------------------------------------------
Sales                    20,585,842    29,521,266   77,976,033    17,823,833   33,253,636    22,410,480   49,502,630    18,774,662
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                   NORTH                        SOUTH                                      WEST
                     MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA     CAROLINA      TENNESSEE      VIRGINIA     VIRGINIA
                        FUND          FUND          FUND          FUND           FUND           FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost      $94,466,400   $168,816,323  $373,934,837   $109,709,698  $151,383,116   $131,509,683  $320,485,429 $145,422,569
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation         $6,265,558    $16,966,593   $32,102,185     $6,167,695   $14,326,468    $10,369,756   $25,987,494  $12,032,038
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation           (252,183)      (139,189)     (423,272)      (125,362)      (96,989)      (176,557)   (2,096,593)    (383,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation         $6,013,375    $16,827,404   $31,678,913     $6,042,333   $14,229,479    $10,193,199   $23,890,901  $11,648,973
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                      MISSISSIPPI FUND          NEW YORK FUND        NORTH CAROLINA FUND     PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Year ended 3/31/03 (000 Omitted)     SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT

Shares sold                           1,308    $ 12,963       1,999    $ 22,648       1,660    $ 20,028       2,820    $ 28,556
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           206       2,042         347       3,932         780       9,413         165       1,663
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (673)     (6,672)     (1,908)    (21,538)     (2,539)    (30,707)     (1,157)    (11,682)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 841    $  8,333         438    $  5,042         (99)   $ (1,266)      1,828    $ 18,537
----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/02 (000 Omitted)
Shares sold                           1,338    $ 13,083       1,628    $ 18,122       1,875    $ 22,277       2,078    $ 20,545
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           164       1,610         325       3,618         673       8,004         115       1,132
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (490)     (4,784)     (2,129)    (23,664)     (2,516)    (29,819)       (728)     (7,150)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               1,012    $  9,909        (176)   $ (1,924)         32    $    462       1,465    $ 14,527
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year ended 3/31/03 (000 Omitted)
Shares sold                             469    $  4,670       1,444    $ 16,373         776    $  9,368       2,185    $ 22,167
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            25         246          73         824         116       1,397          81         822
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (267)     (2,639)       (685)     (7,748)       (990)    (11,945)       (581)     (5,872)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 227    $  2,277         832    $  9,449         (98)   $ (1,180)      1,685    $ 17,117
----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/02 (000 Omitted)
Shares sold                             306    $  3,001       1,031    $ 11,478         827       9,812       1,261    $ 12,476
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            21         205          52         584         113       1,338          51         506
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (391)     (3,828)       (676)     (7,517)     (1,093)    (12,977)       (520)     (5,128)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (64)   $   (622)        407    $  4,545        (153)   $ (1,827)        792    $  7,854
----------------------------------------------------------------------------------------------------------------------------------

                                           NEW YORK FUND         NORTH CAROLINA FUND
---------------------------------------------------------------------------------------
CLASS C SHARES
Year ended 3/31/03 (000 Omitted)        SHARES        AMOUNT     SHARES        AMOUNT

Shares sold                                400        $4,541        819         9,887
---------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               30           334         67           811
---------------------------------------------------------------------------------------
Shares reacquired                         (140)       (1,591)      (318)       (3,843)
---------------------------------------------------------------------------------------
Net increase                               290        $3,284        568        $6,855
---------------------------------------------------------------------------------------

Year ended 3/31/02 (000 Omitted)
Shares sold                                279        $3,083        564         6,709
---------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               25           275         46           553
---------------------------------------------------------------------------------------
Shares reacquired                         (143)       (1,578)      (182)       (2,156)
---------------------------------------------------------------------------------------
Net increase                               161        $1,780        428        $5,106
---------------------------------------------------------------------------------------

                                     SOUTH CAROLINA FUND        TENNESSEE FUND          VIRGINIA FUND       WEST VIRGINIA FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended 3/31/03 (000 Omitted)     SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
Shares sold                           1,548    $ 19,226       2,101    $ 22,622       1,591    $ 18,255       1,461    $ 17,040
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           302       3,742         269       2,902         660       7,573         352       4,100
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                    (1,610)    (20,054)     (1,456)    (15,736)     (2,560)    (29,382)       (716)     (8,365)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 240    $  2,914         914    $  9,788        (309)   $ (3,554)      1,097    $ 12,775
----------------------------------------------------------------------------------------------------------------------------------

Year ending 3/31/02 (000 Omitted)
Shares sold                           1,252    $ 15,290         975    $ 10,306       1,894    $ 21,470         799    $  9,199
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of distributions           241       2,941         216       2,291         602       6,822         279       3,200
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                    (1,295)    (15,811)       (844)     (8,932)     (2,459)    (27,877)       (698)     (8,000)
----------------------------------------------------------------------------------------------------------------------------------
Net increase                            198    $  2,420         347    $  3,665          37    $    415         380    $  4,399
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year ended 3/31/03 (000 Omitted)
Shares sold                             611    $  7,578         470    $  5,054         449    $  5,163         481    $  5,590
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            75         931          60         647          45         519          40         469
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (530)     (6,556)       (513)     (5,525)       (722)     (8,269)       (304)     (3,526)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 156    $  1,953          17    $    176        (228)   $ (2,587)        217    $  2,533
----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/02 (000 Omitted)
Shares sold                             644    $  7,834         662    $  7,005         424    $  4,803         352    $  4,039
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            66         804          49         519          50         565          33         379
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (606)     (7,376)       (436)     (4,598)       (683)     (7,721)       (362)     (4,168)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 104    $  1,262         275    $  2,926        (209)   $ (2,353)         23    $    250
----------------------------------------------------------------------------------------------------------------------------------

                                                                                             VIRGINIA FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended 3/31/03 (000 Omitted)                                                          SHARES        AMOUNT

Shares sold                                                                                  380        $4,367
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                                                 27           313
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                           (261)       (2,991)
----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                 146        $1,689
----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/02 (000 Omitted)
Shares sold                                                                                  464        $5,256
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                                                 22           256
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                           (146)       (1,658)
----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                 340        $3,854
----------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each fund for the year ended March 31, 2003, ranged from $758 to $3,149. The trust had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SWAP AGREEMENTS

Interest Rate Swaps


                                                       NOTIONAL       CASH FLOWS
                                                  PRINCIPAL AMOUNT    RECEIVED BY     CASH FLOWS PAID    UNREALIZED
FUND                              EXPIRATION      OF CONTRACT(000)      THE FUND        BY THE FUND     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Mississippi Fund                                                    Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             2,000             Index        Fixed -- 1.945%      $(21,473)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             1,000           X 78.875%           Index             (5,629)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             2,000            X 78.75%           Index            (12,427)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(39,529)
----------------------------------------------------------------------------------------------------------------------
New York Fund                                                       Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             4,000             Index        Fixed -- 1.945%      $(42,946)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             1,750           X 78.875%           Index             (9,851)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             3,500            X 78.75%           Index            (21,748)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(74,545)
----------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                                 Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             5,200             Index        Fixed -- 1.945%      $(55,830)
----------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M    Fixed -- 7 Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             4,000           X 78.875%           Index            (22,516)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             8,100            X 78.75%           Index            (50,330)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          $(128,676)
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                   Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             1,800             Index        Fixed -- 1.945%      $(19,326)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             1,000           X 78.875%           Index             (5,629)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             2,000            X 78.75%           Index            (12,427)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(37,382)
----------------------------------------------------------------------------------------------------------------------
South Carolina Fund                                                 Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             4,000             Index        Fixed -- 1.945%      $(42,946)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             1,650           X 78.875%           Index             (9,288)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             3,400            X 78.75%           Index            (21,126)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(73,360)
----------------------------------------------------------------------------------------------------------------------
Tennessee Fund                                                                        Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             1,400           X 78.875%           Index            $(7,881)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             2,800            X 78.75%           Index            (17,398)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(25,279)
----------------------------------------------------------------------------------------------------------------------
Virginia Fund                                                       Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             4,000             Index        Fixed -- 1.945%      $(42,946)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             3,400           X 78.875%           Index            (19,138)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             6,900            X 78.75%           Index            (42,874)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          $(104,958)
----------------------------------------------------------------------------------------------------------------------
West Virginia Fund                                                  Floating -- 7
                                                                          Day
                                                                        BMA Swap
                                  11/15/04             3,750             Index        Fixed -- 1.945%      $(40,262)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  10/31/12             1,500           X 78.875%           Index             (8,443)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Floating -- 7
                                                                     Floating -- 3M         Day
                                                                         LIBOR            BMA Swap
                                  12/18/12             3,000            X 78.75%           Index            (18,641)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(67,346)
----------------------------------------------------------------------------------------------------------------------

Rate Lock Swaps

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.22% coupon maturing on 10/1/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                                  NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Mississippi Fund                                    2,250          (16,244)
--------------------------------------------------------------------------------
New York Fund                                       2,900          (20,936)
--------------------------------------------------------------------------------
Tennessee Fund                                      2,000          (14,439)
--------------------------------------------------------------------------------
Virginia Fund                                       5,750          (41,511)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating July 16, 2003 to pay the difference between 4.554% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 10.8, if positive (received if negative):

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      350          (13,230)
--------------------------------------------------------------------------------
New York Fund                                         700          (26,462)
--------------------------------------------------------------------------------
North Carolina Fund                                 1,700          (64,263)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     430          (16,255)
--------------------------------------------------------------------------------
South Carolina Fund                                   680          (25,705)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating July 17, 2003 to pay the difference between 4.554% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 10.8, if positive (received if negative).

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      350          (13,190)
--------------------------------------------------------------------------------
New York Fund                                         700          (26,381)
--------------------------------------------------------------------------------
North Carolina Fund                                 1,700          (64,067)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     430          (16,205)
--------------------------------------------------------------------------------
South Carolina Fund                                   680          (25,627)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 16, 2003 to pay the difference between the notional value and the market value of a bond with a 4.65% coupon maturing on 10/16/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      700          (25,461)
--------------------------------------------------------------------------------
New York Fund                                       1,400          (50,922)
--------------------------------------------------------------------------------
North Carolina Fund                                 3,400          (123,668)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     850          (30,917)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,350          (49,104)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating December 10, 2003 to pay the difference between the notional value and the market value of a bond with a 4.78% coupon maturing on 12/10/23 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      APPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      750            3,561
--------------------------------------------------------------------------------
New York Fund                                       1,000            4,749
--------------------------------------------------------------------------------
North Carolina Fund                                 2,500           11,871
--------------------------------------------------------------------------------
Pennsylvania Fund                                     750            3,561
--------------------------------------------------------------------------------
South Carolina Fund                                 1,000            4,749
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating June 12, 2003 to pay the difference between 4.85% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 0.1272, if positive (received if negative).

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Mississippi Fund                                    1,000          (32,770)
--------------------------------------------------------------------------------
Pennsylvania Fund                                   3,000          (98,309)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating November 12, 2003 to pay the difference between the notional value and the market value of a bond with a 4.9% coupon maturing on 11/12/23 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

North Carolina Fund                                12,000          (215,478)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.39% coupon maturing on 10/1/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

North Carolina Fund                                 6,000          (40,856)
--------------------------------------------------------------------------------
West Virginia Fund                                  2,500          (17,023)

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.04% coupon maturing on 10/1/14 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if positive (received if negative):

                                                 NOTIONAL
                                                 PRINCIPAL       UNREALIZED
                                                 AMOUNT OF      DEPRECIATION
FUND                                           CONTRACT (000)         ($)
--------------------------------------------------------------------------------

Pennsylvania Fund                                   2,000          (12,846)
--------------------------------------------------------------------------------
South Carolina Fund                                 3,000          (19,269)

Total Unrealized Depreciation on Rate Lock Swaps

                                                                   UNREALIZED
                                                                  DEPRECIATION
FUND                                                                   ($)
--------------------------------------------------------------------------------

Mississippi Fund                                                    (97,334)
--------------------------------------------------------------------------------
New York Fund                                                       (119,952)
--------------------------------------------------------------------------------
North Carolina Fund                                                 (496,461)
--------------------------------------------------------------------------------
Pennsylvania Fund                                                   (170,971)
--------------------------------------------------------------------------------
South Carolina Fund                                                 (114,956)
--------------------------------------------------------------------------------
Tennessee Fund                                                      (14,439)
--------------------------------------------------------------------------------
Virginia Fund                                                       (41,511)
--------------------------------------------------------------------------------
West Virginia Fund                                                  (17,023)

At March 31, 2003, the funds had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 2003, the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                                                                                       DATE OF   SHARE/PAR
FUND                  DESCRIPTION                                                   ACQUISITION    AMOUNT        COST        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Fund      Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2013           5/20/99    1,000,000  $1,063,659   $1,190,780
                      Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                      2017                                                             1/6/00      750,000     704,214      906,555
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013     9/30/99      500,000     508,407      647,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,745,055
-----------------------------------------------------------------------------------------------------------------------------------

New York Fund         Commonwealth of Puerto Rico, ROLs, XLCA, 8.05s, 2017            10/22/01   1,350,000  $1,634,526   $1,763,883
                      Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2014           5/20/99      500,000     529,177      590,540
                      Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
                      8.889s, 2015                                                    5/21/99    3,500,000   3,741,451    4,389,210
                      Triborough Bridge & Tunnel Authority Rev., NY, RITES, 9.366s,
                      2017                                                            4/18/00    5,000,000   5,017,992    6,582,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,326,133
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund   Commonwealth of Puerto Rico, Highway & Transportation
                        Authority Rev., RITES, FSA, 10.47s, 2018                      2/26/99    5,425,000  $7,037,418   $7,716,520
                      North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
                        10.343s, 2018                                                 5/26/00    6,500,000   6,552,130    9,019,660
                      North Carolina Municipal Power Agency, MBIA, 7.66s, 2019         3/3/03    5,000,000   5,726,600    5,613,800
                      North Carolina Municipal Power Agency, 7.66s, 2020               3/3/03    3,000,000   3,376,680    3,382,920
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016     9/30/99    1,500,000   1,471,890    1,944,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $27,677,800
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund     Commonwealth of Puerto Rico, 8.2s, 2015                          8/5/02    1,000,000  $1,292,920   $1,325,660
                      Commonwealth of Puerto Rico, ROLs, 8.05s, 2017                  10/22/01   1,000,000   1,196,123    1,306,580
                      Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2014           5/20/99    2,170,000   2,281,949    2,562,944
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013     9/30/99      500,000     507,896      647,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,842,904
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund   Commonwealth of Puerto Rico, RITES, 9.493s, 2018                10/5/00    2,000,000  $2,066,433   $2,465,040
                      Commonwealth of Puerto Rico, RITES, 9.493s, 2019                10/5/00    1,750,000   1,794,108    2,111,095
                      Commonwealth of Puerto Rico, RITES, MBIA, 9.993s, 2020          3/30/00    2,000,000   2,043,232    2,692,040
                      Puerto Rico Electric Power Authority, RITES, FSA, 8.923s,
                      2015                                                            9/30/99    1,000,000     976,500    1,174,300
                      Puerto Rico Municipal Finance Agency, RITES, FSA, 10.45s,
                      2016                                                             1/6/00      850,000     882,124    1,122,850
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013     9/30/99    1,375,000   1,398,793    1,781,230
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2019     3/31/99    1,300,000   1,470,326    1,649,128
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,995,683
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Fund         Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2015           5/20/99    1,010,000  $1,049,905   $1,205,132
                      Puerto Rico Electric Power Authority, RITES, FSA,
                      9.993s, 2017                                                     9/7/00    2,500,000   2,753,500    3,405,200
                      Puerto Rico Electric Power Authority, RITES, FSA,
                      9.743s, 2019                                                     9/7/00    1,270,000   1,341,120    1,585,747
                      Puerto Rico Electric Power Authority, RITES, FSA,
                      9.093s, 2020                                                     9/7/00    1,250,000   1,240,537    1,430,575
                      Puerto Rico Municipal Finance Agency, RITES, FSA,
                      10.45s, 2016                                                     1/6/00    1,105,000   1,143,108    1,459,705
                      Puerto Rico Municipal Finance Agency, RITES, FSA,
                      9.452s, 2017                                                     1/6/00      615,000     577,882      743,375
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013     9/30/99    2,000,000   2,031,583    2,590,880
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016     3/31/99      500,000     560,336      648,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,068,914
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund    Commonwealth of Puerto Rico, RITES, Public Imp., MBIA,
                      9.993s, 2019                                                    3/30/00    3,000,000  $3,076,722   $4,038,060
                      Puerto Rico Municipal Finance Agency, RITES, FSA,
                      9.452s, 2017                                                     1/6/00      900,000     845,680    1,087,866
                      West Virginia Building Commission, RITES, AMBAC, 9.058s, 2018    5/5/99    4,520,000   4,851,723    5,543,509
                      West Virginia Building Commission, RITES, AMBAC, 9.058s, 2018    5/5/99    1,250,000   1,341,738    1,565,925
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,235,360
-----------------------------------------------------------------------------------------------------------------------------------

At March 31, 2003, restricted securities constituted the following percentages of each fund's net assets:

    MISSISSIPPI          NEW YORK        NORTH CAROLINA      PENNSYLVANIA      SOUTH CAROLINA        VIRGINIA       WEST VIRGINIA
       FUND                FUND               FUND               FUND               FUND               FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
       2.7%                7.1%               6.8%               5.1%               7.8%               3.8%              7.7%
-----------------------------------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective April 1, 2001, the funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began accreting market discount on debt securities. Prior to April 1, 2001, the funds did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in the following:

                                                         NORTH                     SOUTH
                            MISSISSIPPI   NEW YORK     CAROLINA   PENNSYLVANIA   CAROLINA     TENNESSEE    VIRGINIA   WEST VIRGINIA
                               FUND         FUND         FUND         FUND         FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Increase in cost of
securities                    $9,696       $76,128     $405,983      $55,178     $183,087      $58,792     $129,988     $156,609
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net unrealized
appreciation                 $(9,696)     $(76,128)   $(405,983)    $(55,178)   $(183,087)    $(58,792)   $(129,988)   $(156,609)
-----------------------------------------------------------------------------------------------------------------------------------

The effect of this change for the year ended March 31, 2002 was the following:

                                                         NORTH                     SOUTH
                            MISSISSIPPI   NEW YORK     CAROLINA   PENNSYLVANIA   CAROLINA     TENNESSEE    VIRGINIA   WEST VIRGINIA
                               FUND         FUND         FUND         FUND         FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Increase net investment
income                        $3,123       $18,192      $72,498      $10,227      $42,486      $14,657      $34,512      $26,060
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) net
unrealized appreciation
(depreciation)               $(3,123)     $(14,158)    $(72,529)    $(7,510)     $(41,985)    $(14,403)    $(31,885)    $(25,892)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) net
realized gains (losses)         --        $(4,034)        $31       $(2,717)      $(501)       $(254)      $(2,627)      $(168)
-----------------------------------------------------------------------------------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Municipal Series Trust and Shareholders of the Portfolios of MFS Municipal
Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund (each a portfolio of MFS Municipal Series Trust) ("the Trust") as of March 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios of MFS Municipal Series Trust as of March 31, 2003, the results of their operations, the changes in their net assets, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 8, 2003

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

Name, age, position with Trust, principal occupation, and other directorships(1)

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series
Trust, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherrat and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002.
Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

Name, age, position with Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES                                      OFFICERS

JEFFREY L. SHAMES(2) (born 06/02/55)                     JEFFREY L. SHAMES (born 06/02/55)
Chairman                                                 Chairman
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Chairman

JOHN W. BALLEN(2) (born 09/12/59)                        JOHN W. BALLEN (born 09/12/59)
Trustee and President                                    Trustee and President
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Chief
Executive Officer and Director                           Executive Officer and Director

KEVIN R. PARKE(2) (born 12/14/59)                        JAMES R. BORDEWICK, JR. (born 03/06/59)
Trustee                                                  Assistant Secretary and Assistant Clerk
Massachusetts Financial Services Company,                Massachusetts Financial Services Company, Senior
President, Chief Investment Officer, and Director        Vice President and Associate General Counsel

INDEPENDENT TRUSTEES                                     STEPHEN E. CAVAN (born 11/06/53)
                                                         Secretary and Clerk
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Massachusetts Financial Services Company, Senior
Trustee                                                  Vice President, General Counsel and Secretary
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            STEPHANIE A. DESISTO (born 10/01/53)
Surgery                                                  Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
WILLIAM R. GUTOW (born 09/27/41)                         President (since April 2003); Brown Brothers
Trustee                                                  Harriman & Co., Senior Vice President (November
Private investor and real estate consultant;             2002 to April 2003); ING Groep N.V./Aeltus
Capitol Entertainment Management Company (video          Investment Management, Senior Vice President
franchise), Vice Chairman                                (prior to November 2002)

J. ATWOOD IVES (born 05/01/36)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee                                                  Assistant Treasurer
Private investor; KeySpan Corporation (energy            Massachusetts Financial Services Company, Vice
related services), Director; Eastern Enterprises         President (since August 2000); UAM Fund Services,
(diversified services company), Chairman, Trustee        Senior Vice President (prior to August 2000)
and Chief Executive Officer (until November 2000)
                                                         RICHARD M. HISEY (born 08/29/58)
ABBY M. O'NEILL (born 04/27/28)                          Treasurer
Trustee                                                  Massachusetts Financial Services Company, Senior
Private investor; Rockefeller Financial Services,        Vice President (since July 2002); The Bank of New
Inc. (investment advisers), Chairman and Chief           York, Senior Vice President (September 2000 to
Executive Officer                                        July 2002); Lexington Global Asset Managers, Inc.,
                                                         Executive Vice President and Chief Financial
LAWRENCE T. PERERA (born 06/23/35)                       Officer, General Manager, Mutual Funds (prior to
Trustee                                                  September 2000)
Hemenway & Barnes (attorneys), Partner
                                                         ELLEN MOYNIHAN (born 11/13/57)
WILLIAM J. POORVU (born 04/10/35)                        Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company,
Private investor; Harvard University Graduate            Vice President
School of Business Administration, Class of 1961
Adjunct Professor in Entrepreneurship Emeritus;          JAMES O. YOST (born 06/12/60)
CBL & Associates Properties, Inc. (real estate           Assistant Treasurer
investment trust), Director                              Massachusetts Financial Services Company, Senior
                                                         Vice President
J. DALE SHERRATT (born 09/23/38)
Trustee                                                  INVESTMENT ADVISER
Insight Resources, Inc. (acquisition planning            Massachusetts Financial Services Company
specialists), President; Wellfleet Investments           500 Boylston Street, Boston, MA 02116-3741
(investor in health care companies), Managing
General Partner (since 1993); Cambridge                  DISTRIBUTOR
Nutraceuticals (professional nutritional                 MFS Fund Distributors, Inc.
products), Chief Executive Officer (until May            500 Boylston Street, Boston, MA 02116-3741
2001)
                                                         PORTFOLIO MANAGERS
ELAINE R. SMITH (born 04/25/46)                          Michael L. Dawson(3)
Trustee                                                  Geoffrey L. Schechter(3)
Independent health care industry consultant
                                                         CUSTODIAN
WARD SMITH (born 09/13/30)                               State Street Bank and Trust Company
Trustee                                                  225 Franklin Street, Boston, MA 02110
Private investor
                                                         AUDITORS
                                                         Deloitte & Touche LLP
                                                         200 Berkeley St., Boston, MA 02116

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

(3) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

For federal income tax purposes, approximately 99% of the total dividends paid by each fund from net investment income during the year ended March 31, 2003, is designated as an exempt-interest dividend.

The funds have the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION                     INVESTOR SERVICE

For information on MFS mutual funds,     Write to us at:
call your investment professional or,
for an information kit, call toll free:  MFS Service Center, Inc.
1-800-225-2606 any business day from 8   P.O. Box 2281
a.m. to 8 p.m. Eastern time.             Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                          MSTB-ANN-5/03/04  43M